                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number           811-8532
                                   ---------------------------------------------

               AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

   4500 MAIN STREET, KANSAS CITY, MISSOURI                     64111
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  (Address of principal executive offices)                   (Zip code)

 DAVID C. TUCKER, ESQ., 4500 MAIN STREET, 9TH FLOOR, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:       816-531-5575
                                                    ----------------------------
Date of fiscal year end:        NOVEMBER 30
                            ----------------------------------------------------
Date of reporting period:       FEBRUARY 28, 2006
                            ----------------------------------------------------

ITEM 1.  SCHEDULE OF INVESTMENTS.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
STRATEGIC ALLOCATION: CONSERVATIVE FUND
FEBRUARY 28, 2006

[american century investments logo and text logo]

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 44.4%
AEROSPACE & DEFENSE - 0.7%
            22,900  BE Aerospace, Inc.(1)                          $     552,164
            17,976  Boeing Co.                                         1,306,675
             8,400  Honeywell International Inc.                         343,980
             5,835  Lockheed Martin Corp.                                425,196
             9,400  Northrop Grumman Corp.                               602,540
            15,200  Precision Castparts Corp.                            806,208
             7,500  Rockwell Collins                                     398,625
            15,500  United Technologies Corp.                            906,750
                                                                 ---------------
                                                                       5,342,138
                                                                 ---------------
AIR FREIGHT & LOGISTICS - 0.2%
               516  FedEx Corporation                                     55,336
            15,357  United Parcel Service, Inc. Cl B                   1,147,321
            11,000  Yamato Holdings Co., Ltd. ORD                        211,959
                                                                 ---------------
                                                                       1,414,616
                                                                 ---------------
AIRLINES - 0.1%
            12,960  Ryanair Holdings plc ADR(1)                          688,047
             3,382  Southwest Airlines Co.                                56,716
                                                                 ---------------
                                                                         744,763
                                                                 ---------------
AUTO COMPONENTS - 0.3%
             9,080  Continental AG ORD                                   929,567
            22,500  Cooper Tire & Rubber Co.                             335,250
            36,984  Goodyear Tire & Rubber Co.
                    (The)(1)                                             529,981
             8,800  Lear Corporation                                     183,568
            15,059  TRW Automotive Holdings Corp.(1)                     385,510
                                                                 ---------------
                                                                       2,363,876
                                                                 ---------------
AUTOMOBILES - 0.1%
            35,190  Ford Motor Company                                   280,464
             2,600  Honda Motor Co., Ltd. ORD                            155,016
             9,200  Toyota Motor Corp. ORD                               496,846
                                                                 ---------------
                                                                         932,326
                                                                 ---------------
BEVERAGES - 1.2%
            22,200  Anheuser-Busch Companies, Inc.                       922,188
             4,095  Brown-Forman Corp. Cl B                              288,124
            48,761  Coca-Cola Company (The)                            2,046,500
            39,182  Coca-Cola Enterprises Inc.                           769,926
            47,950  Diageo plc ORD                                       736,901
             5,711  Molson Coors Brewing Co.                             358,365
            38,829  Pepsi Bottling Group Inc.                          1,140,019
            15,432  PepsiAmericas, Inc.                                  369,133
            24,612  PepsiCo, Inc.                                      1,454,816
             2,880  Pernod-Ricard SA ORD                                 493,118
                                                                 ---------------
                                                                       8,579,090
                                                                 ---------------

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
BIOTECHNOLOGY - 0.4%
             6,019  Alkermes Inc.(1)                                     152,943
            25,469  Amgen Inc.(1)                                      1,922,655
             3,835  Applera Corporation-Applied
                    Biosystems Group                                     108,415
             1,900  Genentech, Inc.(1)                                   162,811
             6,900  Genzyme Corp.(1)                                     478,446
               110  Gilead Sciences, Inc.(1)                               6,850
                                                                 ---------------
                                                                       2,832,120
                                                                 ---------------
BUILDING PRODUCTS - 0.2%
             5,700  Daikin Industries Ltd. ORD                           191,100
            20,700  Masco Corp.                                          645,633
             4,948  USG Corp.(1)                                         418,007
                                                                 ---------------
                                                                       1,254,740
                                                                 ---------------
CAPITAL MARKETS - 1.5%
             5,700  Affiliated Managers Group Inc.(1)                    561,051
            20,100  Bank of New York Co., Inc. (The)                     688,224
             4,970  Credit Suisse Group ORD                              275,385
            30,081  E*TRADE Financial Corp.(1)                           769,472
            26,230  Federated Investors Inc. Cl B                      1,020,085
             3,800  Franklin Resources, Inc.                             390,184
            13,310  Investment Technology
                    Group Inc.(1)                                        605,339
            29,100  Janus Capital Group Inc.                             638,163
             3,900  Jefferies Group, Inc.                                222,456
            23,490  Man Group plc ORD                                    952,356
             8,785  Mellon Financial Corp.                               317,051
            16,100  Merrill Lynch & Co., Inc.                          1,243,081
            24,034  Morgan Stanley                                     1,433,867
            12,412  Northern Trust Corp.                                 654,361
            10,184  Raymond James Financial, Inc.                        437,708
             3,310  State Street Corp.                                   206,809
            20,600  TD Ameritrade Holding Corp.                          448,256
             5,695  UBS AG ORD                                           604,637
                                                                 ---------------
                                                                      11,468,485
                                                                 ---------------
CHEMICALS - 1.3%
             6,310  BASF AG ORD                                          475,951
            11,144  Celanese Corp., Series A                             238,482
            34,800  du Pont (E.I.) de Nemours & Co.                    1,400,351
             3,700  Ecolab Inc.                                          133,903
            52,200  International Flavors &
                    Fragrances Inc.                                    1,807,685
             7,950  Lonza Group AG ORD                                   515,943
            36,517  Lyondell Chemical Co.                                763,936
            16,100  Minerals Technologies Inc.                           861,833
            11,262  Monsanto Co.                                         944,657
             4,800  Nalco Holding Co.(1)                                  84,000
             5,100  Nitto Denko Corp. ORD                                443,325
             2,000  Potash Corp. of Saskatchewan                         191,500
            13,200  PPG Industries, Inc.                                 800,316
            10,400  Shin-Etsu Chemical Co., Ltd. ORD                     559,855

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
            85,000  Toray Industries Inc. ORD                            661,756
                                                                 ---------------
                                                                       9,883,493
                                                                 ---------------
COMMERCIAL BANKS - 3.5%
            32,040  Anglo Irish Bank Corp. plc ORD                       525,290
            32,750  Banco Popolare di Verona e
                    Novara Scrl ORD                                      786,066
           135,195  Bank of America Corp.                              6,198,690
            32,320  Bank of Ireland ORD                                  575,739
            74,000  Bank of Yokohama Ltd. (The) ORD                      606,170
            11,880  Erste Bank der Oesterreichischen
                    Sparkassen AG ORD                                    722,421
            21,800  Fifth Third Bancorp                                  842,570
            22,680  ForeningsSparbanken AB ORD                           604,949
                70  HSBC Holdings plc ORD                                  1,196
             8,570  KBC Groupe ORD                                       895,135
                70  Mitsubishi UFJ Financial
                    Group, Inc. ORD                                    1,058,498
            19,210  National Australia Bank Ltd. ORD                     523,464
            24,960  National Bank of Greece SA ORD                     1,286,273
             9,200  National City Corp.                                  320,160
             9,641  PNC Financial Services Group                         678,244
             7,340  Societe Generale ORD                               1,040,595
            34,280  Standard Chartered plc ORD                           896,073
            23,100  SunTrust Banks, Inc.                               1,671,747
            39,900  U.S. Bancorp                                       1,233,309
            28,746  Wachovia Corp.                                     1,611,788
            55,919  Wells Fargo & Co.                                  3,590,000
                                                                 ---------------
                                                                      25,668,377
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 0.4%
            12,900  Aramark Corp. Cl B                                   367,134
               255  Herman Miller Inc.                                     7,698
             9,285  John H. Harland Company                              336,024
            13,200  R.R. Donnelley & Sons Company                        444,312
            12,880  Republic Services, Inc. Cl A                         500,646
            30,500  Waste Management, Inc.                             1,014,430
               660  West Corp.(1)                                         28,730
                                                                 ---------------
                                                                       2,698,974
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 0.4%
            18,100  Avaya Inc.(1)                                        201,272
            74,642  Cisco Systems Inc.(1)                              1,510,754
            11,600  Corning Inc.(1)                                      283,156
             5,004  Motorola, Inc.                                       107,086
             7,500  Nokia Oyj ADR                                        139,350
            10,800  QUALCOMM Inc.                                        509,868
                                                                 ---------------
                                                                       2,751,486
                                                                 ---------------
COMPUTERS & PERIPHERALS - 1.0%
            22,244  Apple Computer, Inc.(1)                            1,524,604
             7,705  Dell Inc.(1)                                         223,445
            12,500  Diebold, Inc.                                        500,000
             1,309  Electronics for Imaging, Inc.(1)                      35,107
            37,300  EMC Corp.(1)                                         522,946

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
           100,535  Hewlett-Packard Co.                                3,298,553
             1,738  Intergraph Corp.(1)                                   63,020
             2,200  Komag, Inc.(1)                                       103,048
             2,600  QLogic Corp.(1)                                      106,964
             2,588  Rackable Systems, Inc.(1)                            102,045
            16,400  Seagate Technology                                   435,748
            73,000  Toshiba Corp. ORD                                    420,099
                                                                 ---------------
                                                                       7,335,579
                                                                 ---------------
CONSTRUCTION & ENGINEERING - 1.0%
             5,300  EMCOR Group Inc.(1)                                  231,027
            40,512  Foster Wheeler Ltd.(1)                             1,944,576
             7,657  Grupo Ferrovial SA ORD                               573,809
             5,600  Jacobs Engineering Group Inc.(1)                     480,144
            29,891  McDermott International, Inc.(1)                   1,540,881
            51,079  Quanta Services, Inc.(1)                             699,272
            15,900  Shaw Group Inc. (The)(1)                             530,265
           160,000  Taisei Corp. ORD                                     782,511
             8,302  Vinci SA ORD                                         767,164
                                                                 ---------------
                                                                       7,549,649
                                                                 ---------------
CONSTRUCTION MATERIALS - 0.1%
             4,600  Martin Marietta Materials, Inc.                      448,500
                                                                 ---------------
CONSUMER FINANCE - 0.6%
            28,060  American Express Co.                               1,511,872
            15,655  AmeriCredit Corp.(1)                                 461,823
            16,368  Capital One Financial Corp.                        1,433,837
             2,269  CompuCredit Corp.(1)                                  85,768
             4,130  ORIX Corp. ORD                                     1,109,851
             3,039  WFS Financial Inc.(1)                                250,201
                                                                 ---------------
                                                                       4,853,352
                                                                 ---------------
CONTAINERS & PACKAGING - 0.2%
            21,800  Bemis Co., Inc.                                      653,564
            17,700  Crown Holdings Inc.(1)                               323,910
               814  Greif, Inc. Cl A                                      47,139
             4,000  Silgan Holdings Inc.                                 157,680
                                                                 ---------------
                                                                       1,182,293
                                                                 ---------------
DISTRIBUTORS(2)
             1,706  Building Materials Holding Corp.                     114,814
            10,000  Li & Fung Ltd. ORD                                    20,301
                                                                 ---------------
                                                                         135,115
                                                                 ---------------
DIVERSIFIED - 0.4%
            15,000  iShares MSCI EAFE Index Fund                         936,150
             2,200  iShares Russell 1000 Growth
                    Index Fund                                           114,268

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
            14,500  Standard and Poor's 500
                    Depositary Receipt                                 1,860,350
                                                                 ---------------
                                                                       2,910,768
                                                                 ---------------
DIVERSIFIED CONSUMER SERVICES(2)
               257  Education Management Corp.(1)                          9,663
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 1.0%
             4,000  AllianceBernstein Holding L.P.(1)                    257,080
            91,200  Citigroup Inc.                                     4,228,944
            14,870  ING Groep N.V. CVA                                   559,035
            45,200  J.P. Morgan Chase & Co.                            1,859,528
             5,012  Moody's Corp.                                        335,804
            10,700  Nasdaq Stock Market, Inc.
                    (The)(1)                                             433,457
                                                                 ---------------
                                                                       7,673,848
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 0.9%
            61,423  AT&T Inc.                                          1,694,660
            43,731  BellSouth Corp.                                    1,381,025
               671  CenturyTel Inc.                                       24,143
             8,600  Commonwealth Telephone
                    Enterprises, Inc.                                    277,608
            29,750  Hellenic Telecommunications
                    Organization SA ORD(1)                               634,956
            69,730  Telenor ASA ORD                                      754,469
            48,630  Verizon Communications                             1,638,831
                                                                 ---------------
                                                                       6,405,692
                                                                 ---------------
ELECTRIC UTILITIES - 0.5%
            13,967  Edison International                                 619,576
            21,000  Exelon Corporation                                 1,199,310
             4,900  IDACORP, Inc.                                        161,406
            25,500  Northeast Utilities                                  500,310
               570  Pepco Holdings, Inc.                                  13,549
            29,800  PPL Corporation                                      947,640
                                                                 ---------------
                                                                       3,441,791
                                                                 ---------------
ELECTRICAL EQUIPMENT - 0.6%
           109,260  ABB Ltd. ORD(1)                                    1,307,406
             6,540  Alstom RGPT ORD(1)                                   559,894
            11,400  Emerson Electric Co.                                 932,634
             7,080  Evergreen Solar Inc.(1)                              110,377
             8,100  General Cable Corp.(1)                               218,700
             2,462  Hubbell Inc. Cl B                                    114,409
            29,000  Matsushita Electric Works,
                    Ltd. ORD                                             341,545
            24,000  Mitsubishi Electric Corp. ORD                        193,900
             8,150  Schneider Electric SA ORD                            833,289
                                                                 ---------------
                                                                       4,612,154
                                                                 ---------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 0.6%
            25,100  Agilent Technologies, Inc.(1)                        903,599
            19,301  Arrow Electronics, Inc.(1)                           671,482

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
            19,500  Hoya Corp. ORD                                       781,819
               900  Itron Inc.(1)                                         53,514
            12,607  Jabil Circuit, Inc.(1)                               477,175
             1,900  Keyence Corp. ORD                                    526,182
             5,500  Murata Manufacturing Co.
                    Ltd. ORD                                             345,978
             4,226  Plexus Corp.(1)                                      141,825
             1,914  Sunpower Corp. Cl A(1)                                84,025
            10,169  Vishay Intertechnology, Inc.(1)                      147,654
                                                                 ---------------
                                                                       4,133,253
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 0.6%
             6,877  Aker Kvaerner ASA ORD(1)                             555,513
             7,400  Cooper Cameron Corp.(1)                              299,700
            11,500  Diamond Offshore Drilling, Inc.                      889,985
             6,700  Helmerich & Payne, Inc.                              440,659
            14,700  National Oilwell Varco, Inc.(1)                      894,935
            16,041  Pride International Inc.(1)                          496,790
            18,030  Saipem SpA ORD                                       383,096
             5,500  Schlumberger Ltd.                                    632,500
               351  Veritas DGC Inc.(1)                                   14,788
             5,200  Weatherford International Ltd.(1)                    224,224
                                                                 ---------------
                                                                       4,832,190
                                                                 ---------------
FOOD & STAPLES RETAILING - 0.4%
            62,139  Kroger Co. (The)(1)                                1,245,266
             8,488  Longs Drug Stores Corp.                              325,685
             1,700  Supervalu Inc.                                        53,720
            35,100  Wal-Mart Stores, Inc.                              1,592,135
                                                                 ---------------
                                                                       3,216,806
                                                                 ---------------
FOOD PRODUCTS - 1.3%
            33,693  Archer-Daniels-Midland Co.                         1,068,742
             3,158  Campbell Soup Company                                 98,309
             3,934  Chiquita Brands International, Inc.                   67,743
            18,800  ConAgra Foods, Inc.                                  395,364
            31,105  General Mills, Inc.                                1,531,921
               840  Groupe Danone ORD                                     97,153
            26,300  H.J. Heinz Company                                   995,981
             2,700  Kellogg Co.                                          119,637
            73,500  Kraft Foods Inc. Cl A                              2,211,615
             1,510  Nestle SA ORD                                        443,948
            20,190  Royal Numico N.V. ORD(1)                             874,592
            22,700  Sara Lee Corp.                                       401,109
               155  Seaboard Corp.                                       231,570
            12,400  Unilever N.V. New York Shares                        862,916
                                                                 ---------------
                                                                       9,400,600
                                                                 ---------------
GAS UTILITIES - 0.1%
               318  NICOR Inc.                                            13,652
             3,561  UGI Corp.                                             79,944

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
            11,500  WGL Holdings Inc.                                    354,200
                                                                 ---------------
                                                                         447,796
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 0.9%
             2,600  Alcon Inc.(1)                                        299,416
            15,700  Baxter International, Inc.                           594,245
             8,900  Beckman Coulter, Inc.                                480,155
            24,394  Becton Dickinson & Co.                             1,557,557
             2,900  Cytyc Corp.(1)                                        83,607
             7,152  Edwards Lifesciences
                    Corporation(1)                                       295,735
             7,890  Essilor International SA Cie
                    Generale D'Optique ORD                               680,172
             5,990  Hologic, Inc.(1)                                     286,502
            25,130  Hospira Inc.(1)                                      997,661
             3,230  Kinetic Concepts Inc.(1)                             119,833
             7,476  Medtronic, Inc.                                      403,330
            13,400  St. Jude Medical, Inc.(1)                            611,040
             7,800  Varian Medical Systems, Inc.(1)                      451,464
                                                                 ---------------
                                                                       6,860,717
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 1.5%
            10,600  Aetna Inc.                                           540,600
            25,824  AmerisourceBergen Corp.                            1,187,646
            13,683  Cardinal Health, Inc.                                993,386
             4,800  Caremark Rx Inc.(1)                                  238,800
            17,412  Express Scripts, Inc.(1)                           1,519,546
             6,189  Fresenius Medical Care AG ORD                        665,627
            11,500  HCA Inc.                                             550,850
            16,399  Humana Inc.(1)                                       847,336
            20,753  McKesson Corp.                                     1,123,360
             9,731  Omnicare, Inc.                                       592,131
            12,300  Pharmaceutical Product
                    Development, Inc.                                    855,957
             6,800  Psychiatric Solutions, Inc.(1)                       224,604
             3,721  Sierra Health Services, Inc.(1)                      155,128
            13,928  UnitedHealth Group Incorporated                      811,027
             7,400  Universal Health Services, Inc.
                    Cl B                                                 371,702
             5,000  WellPoint Inc.(1)                                    383,950
                                                                 ---------------
                                                                      11,061,650
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 0.8%
            11,220  Accor SA ORD                                         674,929
             3,120  Choice Hotels International Inc.                     138,934
            17,249  Darden Restaurants, Inc.                             723,422
             2,595  Domino's Pizza Inc.                                   66,173
            19,520  Greek Organization of Football
                    Prognostics SA ORD                                   741,997
            12,000  International Game Technology                        429,240
             5,200  International Speedway Corp.                         246,272
            25,900  McDonald's Corporation                               904,168
             6,800  Outback Steakhouse, Inc.                             284,308
             2,799  Papa John's International Inc.(1)                     92,087
             1,874  Penn National Gaming, Inc.(1)                         64,990
            12,676  Royal Caribbean Cruises Ltd.                         558,505
            14,600  Speedway Motorsports Inc.                            523,410

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
             6,824  Yum! Brands, Inc.                                    325,505
                                                                 ---------------
                                                                       5,773,940
                                                                 ---------------
HOUSEHOLD DURABLES - 0.2%
            43,000  Matsushita Electric Industrial Co.,
                    Ltd. ORD                                             921,455
            20,100  Newell Rubbermaid Inc.                               499,887
                                                                 ---------------
                                                                       1,421,342
                                                                 ---------------
HOUSEHOLD PRODUCTS - 0.7%
            20,592  Colgate-Palmolive Co.                              1,121,852
            26,700  Kimberly-Clark Corp.                               1,580,106
            28,050  Procter & Gamble Co. (The)                         1,681,037
            20,492  Reckitt Benckiser plc ORD                            729,788
                                                                 ---------------
                                                                       5,112,783
                                                                 ---------------
INDEPENDENT POWER PRODUCERS &
ENERGY TRADERS - 0.2%
            23,693  AES Corporation (The)(1)                             409,889
             3,300  Constellation Energy Group Inc.                      193,842
            23,618  TXU Corp.                                          1,237,347
                                                                 ---------------
                                                                       1,841,078
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 0.7%
            75,900  General Electric Co.                               2,494,832
            19,000  Keppel Corp. Ltd. ORD                                163,985
             5,830  Siemens AG ORD                                       535,258
             2,261  Teleflex Inc.                                        146,174
            10,300  Textron Inc.                                         907,533
            27,600  Tyco International Ltd.                              711,804
                                                                 ---------------
                                                                       4,959,586
                                                                 ---------------
INSURANCE - 1.8%
             5,249  Ace, Ltd.                                            292,526
             9,870  Aegon N.V. ORD                                       162,994
            20,000  Allstate Corp.                                     1,095,600
             5,000  Ambac Financial Group, Inc.                          375,750
            37,300  American International Group, Inc.                 2,475,227
             5,300  AON Corp.                                            209,933
            29,479  Axa SA ORD                                         1,041,825
            23,515  Berkley (W.R.) Corp.                               1,361,283
                11  Berkshire Hathaway Inc. Cl A(1)                      954,800
             4,617  Chubb Corp.                                          442,078
             5,479  Endurance Specialty Holdings Ltd.                    172,589
            21,645  First American Financial Corp.
                    (The)                                                912,553
            11,800  Hartford Financial Services
                    Group Inc. (The)                                     972,084
             1,664  LandAmerica Financial Group Inc.                     110,989
             5,800  Loews Corp.                                          535,108
            32,100  Marsh & McLennan
                    Companies, Inc.                                      992,211
               616  Nationwide Financial Services
                    Cl A                                                  26,402
             1,910  PartnerRe Ltd.                                       115,765
               344  Protective Life Corporation                           16,770
            10,000  Torchmark Corp.                                      546,700

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
             4,507  Zenith National Insurance Corp.                      232,111
                                                                 ---------------
                                                                      13,045,298
                                                                 ---------------
INTERNET & CATALOG RETAIL(2)
             5,400  NutriSystem, Inc.(1)                                 232,038
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 0.1%
             9,800  eBay Inc.(1)                                         392,588
               900  Google Inc. Cl A(1)                                  326,358
             1,600  Websense Inc.(1)                                      98,896
                                                                 ---------------
                                                                         817,842
                                                                 ---------------
IT SERVICES - 0.9%
            44,890  Accenture Ltd. Cl A                                1,466,107
             8,238  Acxiom Corp.                                         213,199
             4,200  Ceridian Corp.(1)                                    108,612
             8,276  Computer Sciences Corp.(1)                           449,718
            14,800  Electronic Data Systems Corp.                        395,160
            11,600  Fiserv, Inc.(1)                                      481,400
            15,545  Global Payments Inc.                                 809,273
            33,515  International Business
                    Machines Corp.                                     2,689,244
             6,835  VeriFone Holdings Inc.(1)                            180,444
                                                                 ---------------
                                                                       6,793,157
                                                                 ---------------
LEISURE EQUIPMENT & PRODUCTS - 0.1%
             9,600  Hasbro, Inc.                                         194,784
            10,200  Sega Sammy Holdings Inc. ORD                         421,291
                                                                 ---------------
                                                                         616,075
                                                                 ---------------
MACHINERY - 1.0%
             9,360  Cummins Inc.                                       1,013,501
            11,500  Daifuku Co. Ltd. ORD                                 215,631
             7,900  Deere & Co.                                          602,533
            11,900  Dover Corp.                                          570,486
             3,500  Gardner Denver Inc.(1)                               214,760
            16,000  Ingersoll-Rand Company Cl A                          656,480
            22,689  JLG Industries Inc.                                1,338,424
            25,000  Komatsu Ltd. ORD                                     450,402
            12,500  Manitowoc Co.                                        963,375
             7,308  Navistar International Corp.(1)                      214,490
             7,000  NGK Insulators Ltd. ORD                               95,688
             7,700  Parker-Hannifin Corp.                                601,909
            38,000  Sumitomo Heavy
                    Industries Ltd. ORD                                  344,768
             5,500  Terex Corp.(1)                                       435,325
                                                                 ---------------
                                                                       7,717,772
                                                                 ---------------
MEDIA - 0.8%
            13,446  CBS Corp. Cl B                                       328,889
            26,737  Disney (Walt) Co.                                    748,369
             9,917  DreamWorks Animation
                    SKG Inc.(1)                                          267,759

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
            13,200  Gannett Co., Inc.                                    820,512
             2,623  John Wiley & Sons Inc. Cl A                           98,756
             6,200  New York Times Co. (The) Cl A                        174,964
           116,315  Time Warner Inc.                                   2,013,413
             2,500  Tribune Co.                                           76,500
            15,416  Viacom Inc. Cl B                                     616,023
            18,260  Vivendi Universal SA ORD                             554,105
            23,600  Westwood One, Inc.                                   263,140
                                                                 ---------------
                                                                       5,962,430
                                                                 ---------------
METALS & MINING - 0.9%
             7,700  Alcoa Inc.                                           225,764
            14,700  Allegheny Technologies Inc.                          742,497
            57,140  BHP Billiton Ltd. ORD                              1,029,395
            20,456  Freeport-McMoRan Copper &
                    Gold, Inc. Cl B                                    1,035,687
            12,229  Nucor Corp.                                        1,052,306
            23,200  Oregon Steel Mills, Inc.(1)                          878,816
             4,279  Phelps Dodge Corp.                                   590,502
             1,449  Quanex Corporation                                    89,939
             6,410  Rio Tinto Ltd. ORD                                   339,054
            18,800  Titanium Metals Corp.(1)                             771,176
                                                                 ---------------
                                                                       6,755,136
                                                                 ---------------
MULTI-UTILITIES - 0.6%
             9,000  Dominion Resources Inc.                              675,900
            21,800  NiSource Inc.                                        447,554
            22,396  PG&E Corp.                                           852,168
            21,570  Veolia Environnement ORD(1)                        1,126,749
            11,300  Wisconsin Energy Corp.                               461,831
            49,100  XCEL Energy Inc.                                     911,296
                                                                 ---------------
                                                                       4,475,498
                                                                 ---------------
MULTILINE RETAIL - 0.7%
            71,500  Dollar General Corp.                               1,245,530
             8,628  Dollar Tree Stores Inc.(1)                           236,580
            25,300  Family Dollar Stores, Inc.                           650,716
             1,788  Federated Department Stores, Inc.                    127,020
            24,289  J.C. Penney Co. Inc.                               1,424,306
             4,600  PPR ORD                                              530,381
            13,000  Target Corporation                                   707,200
                                                                 ---------------
                                                                       4,921,733
                                                                 ---------------
OFFICE ELECTRONICS - 0.1%
            35,100  Xerox Corp.(1)                                       522,990
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 3.5%
             8,100  Anadarko Petroleum Corp.                             803,196
             9,000  Apache Corp.                                         602,280
             5,400  ATP Oil & Gas Corp.(1)                               201,150
            74,030  BG Group plc ORD                                     866,912
            12,600  BP plc ADR                                           836,892
           140,800  BP plc ORD                                         1,556,179

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
            37,381  Chevron Corp.                                      2,111,279
            28,646  ConocoPhillips                                     1,746,260
             3,400  Devon Energy Corporation                             199,342
            21,190  ENI SpA ORD                                          605,371
            16,600  Equitable Resources Inc.                             603,576
           118,830  Exxon Mobil Corp.                                  7,054,936
             4,089  Kerr-McGee Corp.                                     399,495
             7,209  Marathon Oil Corp.                                   508,955
             9,200  Murphy Oil Corp.                                     431,204
             9,200  Peabody Energy Corp.                                 444,084
            41,900  Royal Dutch Shell plc Cl A ADR                     2,534,112
            28,500  Southwestern Energy Company(1)                       914,565
            12,336  Sunoco, Inc.                                         914,098
             1,042  Tesoro Corporation                                    62,947
             6,370  Total SA ORD                                       1,602,602
            13,669  Valero Energy Corp.                                  735,256
                                                                 ---------------
                                                                      25,734,691
                                                                 ---------------
PAPER & FOREST PRODUCTS - 0.2%
            12,900  MeadWestvaco Corp.                                   358,878
            18,100  Weyerhaeuser Co.                                   1,236,049
                                                                 ---------------
                                                                       1,594,927
                                                                 ---------------
PHARMACEUTICALS - 2.3%
            49,500  Abbott Laboratories                                2,186,909
            11,790  Alpharma Inc. Cl A                                   356,648
             9,600  Astellas Pharma Inc. ORD                             373,283
            16,880  AstraZeneca plc ORD                                  780,314
             5,700  Barr Pharmaceuticals Inc.(1)                         382,926
            16,600  Bristol-Myers Squibb Co.                             383,460
             9,500  Eisai Co. Ltd. ORD                                   444,094
             4,600  Eli Lilly and Company                                255,852
             4,600  Forest Laboratories, Inc.(1)                         211,140
            65,270  GlaxoSmithKline plc ORD                            1,655,763
            28,532  Johnson & Johnson                                  1,644,870
            23,980  King Pharmaceuticals, Inc.(1)                        389,675
             1,800  Kos Pharmaceuticals, Inc.(1)                          78,966
            20,400  Merck & Co., Inc.                                    711,144
            29,925  Novartis AG ORD                                    1,610,232
             4,300  Novo Nordisk AS Cl B ORD                             252,816
            68,100  Pfizer Inc.                                        1,783,538
            10,207  Roche Holding AG ORD                               1,508,431
             7,320  Sanofi-Aventis ORD                                   623,179
            14,000  Watson Pharmaceuticals, Inc.(1)                      419,720
            20,800  Wyeth                                              1,035,840
                                                                 ---------------
                                                                      17,088,800
                                                                 ---------------
REAL ESTATE - 0.2%
            17,590  CBL & Associates Properties, Inc.                    749,334
             3,000  Leopalace21 Corp. ORD                                109,133
            21,000  Mitsui Fudosan Co. Ltd. ORD                          440,940
               392  Rayonier, Inc.                                        16,895

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
            44,000  Tokyu Land Corp. ORD                                 390,461
                                                                 ---------------
                                                                       1,706,763
                                                                 ---------------
ROAD & RAIL - 0.1%
               155  Burlington Northern Santa
                    Fe Corp.                                              12,189
                90  East Japan Railway
                    Company ORD                                          643,913
               976  Union Pacific Corp.                                   86,425
                                                                 ---------------
                                                                         742,527
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT - 1.3%
            25,600  Advanced Micro Devices, Inc.(1)                      989,952
             3,500  Advantest Corp. ORD                                  403,137
            32,530  ASML Holding N.V. ORD(1)                             675,284
             5,633  ATI Technologies Inc.(1)                              89,452
             9,350  Broadcom Corp. Cl A(1)                               421,592
            12,800  Brooks Automation, Inc.(1)                           200,832
             5,100  Cymer, Inc.(1)                                       229,398
             5,800  Diodes Inc.(1)                                       219,124
            19,200  Freescale Semiconductor Inc.
                    Cl B(1)                                              519,168
            68,017  Intel Corp.                                        1,401,150
            17,300  Intersil Corp. Cl A                                  490,282
             7,200  Lam Research Corp.(1)                                310,320
            10,300  Marvell Technology Group Ltd.(1)                     630,566
            12,600  Maxim Integrated Products, Inc.                      492,534
             7,400  MEMC Electronic Materials Inc.(1)                    247,826
             7,400  Microsemi Corporation(1)                             227,550
            31,235  National Semiconductor Corp.                         876,142
            15,300  Novellus Systems, Inc.(1)                            408,969
            10,188  OmniVision Technologies, Inc.(1)                     259,794
            11,731  Texas Instruments Inc.                               350,170
                                                                 ---------------
                                                                       9,443,242
                                                                 ---------------
SOFTWARE - 0.8%
             3,605  Autodesk, Inc.                                       135,728
             2,046  BMC Software Inc.(1)                                  44,746
            16,433  Cadence Design Systems Inc.(1)                       291,686
             9,300  Citrix Systems, Inc.(1)                              300,948
             4,000  Electronic Arts Inc.(1)                              207,880
             3,061  Intuit Inc.(1)                                       148,703
           137,129  Microsoft Corporation                              3,688,771
            37,262  Oracle Corp.(1)                                      462,794
             8,400  Red Hat Inc.(1)                                      225,708
             3,000  Reynolds & Reynolds Co. Cl A                          83,100
             2,340  SAP AG ORD                                           477,246
                                                                 ---------------
                                                                       6,067,310
                                                                 ---------------
SPECIALTY RETAIL - 1.2%
             6,400  Abercrombie & Fitch Co.                              430,848
             8,000  AnnTaylor Stores Corporation(1)                      290,400
            21,705  Barnes & Noble Inc.                                  934,834
            19,000  Chico's FAS, Inc.(1)                                 893,950
            16,900  Circuit City Stores Inc.                             406,107

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
             3,536  Dress Barn Inc.(1)                                   152,684
            28,300  Foot Locker, Inc.                                    654,013
            43,500  Gap, Inc. (The)                                      806,490
             2,400  Guess?, Inc.(1)                                       86,856
            26,093  Home Depot, Inc.                                   1,099,821
            13,240  Inditex SA ORD                                       475,654
             6,729  Lowe's Companies, Inc.                               458,783
             1,179  Pantry Inc. (The)(1)                                  69,761
            19,561  Payless ShoeSource, Inc.(1)                          463,596
             8,100  Ross Stores, Inc.                                    229,392
             6,600  Williams-Sonoma, Inc.(1)                             267,234
             9,900  Yamada Denki Co. Ltd. ORD                          1,074,432
                                                                 ---------------
                                                                       8,794,855
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 0.5%
             3,700  Adidas-Salomon AG ORD                                723,606
             1,600  Carter's, Inc.(1)                                    102,384
            17,750  Compagnie Financiere Richemont
                    AG Cl A ORD                                          773,151
            21,400  Liz Claiborne, Inc.                                  771,041
            21,490  Luxottica Group SpA ORD                              604,461
             2,303  Phillips-Van Heusen                                   81,757
             9,100  Polo Ralph Lauren Corp.                              527,436
             8,300  VF Corp.                                             454,840
                                                                 ---------------
                                                                       4,038,676
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 1.0%
             6,363  Corus Bankshares Inc.                                382,098
             4,872  Downey Financial Corp.                               309,616
             8,800  Fannie Mae                                           481,184
            45,300  Freddie Mac                                        3,052,767
             6,285  Golden West Financial Corp.                          446,424
             8,070  Hypo Real Estate Holding AG ORD                      531,149
            10,000  MGIC Investment Corp.                                637,500
            31,702  Washington Mutual, Inc.                            1,353,675
                                                                 ---------------
                                                                       7,194,413
                                                                 ---------------
TOBACCO - 0.3%
            14,600  Altria Group Inc.                                  1,049,741
            40,500  British American Tobacco plc ORD                     965,585
             1,796  Loews Corp. - Carolina Group                          85,292
                                                                 ---------------
                                                                       2,100,618
                                                                 ---------------
TRADING COMPANIES & DISTRIBUTORS - 0.1%
             3,213  UAP Holding Corp.                                     69,915
             5,100  Watsco Inc.                                          355,062
             7,800  WESCO International Inc.(1)                          447,096
                                                                 ---------------
                                                                         872,073
                                                                 ---------------
TRANSPORTATION INFRASTRUCTURE - 0.1%
            28,644  Cintra Concesiones de
                    Infraestructuras de Transporte
                    SA ORD                                               380,472

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                               VALUE
--------------------------------------------------------------------------------
           157,510  Macquarie Infrastructure
                    Group ORD                                            409,550
                                                                 ---------------
                                                                         790,022
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - 1.2%
            59,300  American Tower Corp. Cl A(1)                       1,887,519
            28,300  Crown Castle International
                    Corp.(1)                                             887,205
               100  KDDI Corp. ORD                                       517,584
            70,520  NII Holdings, Inc.(1)                              3,612,034
            12,890  Rogers Communications Inc.
                    Cl B ORD                                             516,304
            29,300  SBA Communications Corp.
                    Cl A(1)                                              658,957
            47,910  Sprint Nextel Corp.                                1,151,277
                                                                 ---------------
                                                                       9,230,880
                                                                 ---------------
TOTAL COMMON STOCKS                                                  328,814,395
(Cost $269,121,248)                                              ---------------

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
SECURITIES(3) - 11.8%
       $11,000,000  FHLMC, 5.00%, settlement
                    date 3/16/06(4)                                   10,855,624
            24,092  FHLMC, 6.50%, 12/1/12                                 24,672
           122,917  FHLMC, 7.00%, 6/1/14                                 126,817
           142,090  FHLMC, 6.50%, 6/1/16                                 145,608
         3,157,300  FHLMC, 4.50%, 1/1/19                               3,063,796
            28,446  FHLMC, 8.00%, 7/1/30                                  30,405
           118,804  FHLMC, 6.50%, 5/1/31                                 121,809
         1,065,315  FHLMC, 5.50%, 12/1/33                              1,058,558
         6,190,000  FNMA, 5.00%, settlement
                    date 3/13/06(4)                                    6,013,969
         5,636,560  FNMA, 5.00%, settlement
                    date 3/16/06(4)                                    5,562,580
         1,268,000  FNMA, 5.50%, settlement
                    date 3/13/06(4)                                    1,256,509
         5,920,000  FNMA, 5.50%, settlement
                    date 3/16/06(4)                                    5,947,753
         7,872,300  FNMA, 6.00%, settlement
                    date 3/13/06(4)                                    7,946,102
         7,281,000  FNMA, 6.00%, settlement
                    date 4/12/06(4)                                    7,342,437
         4,236,019  FNMA, 6.50%, settlement
                    date 4/12/06(4)                                    4,333,977
             1,038  FNMA, 6.50%, 4/1/11                                    1,065
            12,027  FNMA, 6.50%, 5/1/11                                   12,338
            40,036  FNMA, 6.50%, 5/1/11                                   41,072
            16,916  FNMA, 6.50%, 5/1/11                                   17,354
             9,362  FNMA, 6.50%, 2/1/12                                    9,610
            18,123  FNMA, 6.50%, 4/1/12                                   18,604
            36,141  FNMA, 6.50%, 5/1/12                                   37,101
           105,332  FNMA, 6.00%, 4/1/14                                  107,359
            28,635  FNMA, 7.50%, 6/1/15                                   30,023
         1,759,591  FNMA, 4.50%, 5/1/19                                1,712,038
         1,767,524  FNMA, 4.50%, 5/1/19                                1,719,757
             2,821  FNMA, 7.00%, 6/1/26                                    2,928
            22,843  FNMA, 7.50%, 3/1/27                                   23,960
            70,154  FNMA, 6.50%, 6/1/29                                   72,127
           159,842  FNMA, 7.00%, 7/1/29                                  165,782
            22,478  FNMA, 7.00%, 7/1/29                                   23,297
            66,606  FNMA, 7.00%, 3/1/30                                   69,013
             9,818  FNMA, 7.00%, 5/1/30                                   10,167
            90,255  FNMA, 7.50%, 8/1/30                                   94,516
            36,210  FNMA, 7.50%, 9/1/30                                   37,920
           251,609  FNMA, 6.50%, 9/1/31                                  258,360
            94,985  FNMA, 7.00%, 9/1/31                                   98,358
            99,961  FNMA, 6.50%, 1/1/32                                  102,598

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
           722,193  FNMA, 7.00%, 6/1/32                                  747,329
         2,076,138  FNMA, 5.50%, 6/1/33                                2,061,433
         8,557,157  FNMA, 5.50%, 7/1/33                                8,496,545
         3,834,815  FNMA, 5.50%, 8/1/33                                3,807,653
           968,375  FNMA, 5.50%, 9/1/33                                  961,516
         6,066,203  FNMA, 5.00%, 11/1/33                               5,915,445
         5,666,644  FNMA, 5.50%, 1/1/34                                5,626,507
            16,448  GNMA, 7.00%, 1/15/24                                  17,177
            10,739  GNMA, 8.00%, 7/15/24                                  11,501
            18,026  GNMA, 8.00%, 9/15/24                                  19,306
             5,359  GNMA, 9.00%, 4/20/25                                   5,841
            61,782  GNMA, 7.00%, 9/15/25                                  64,558
            12,092  GNMA, 7.50%, 10/15/25                                 12,741
            23,137  GNMA, 7.50%, 2/15/26                                  24,372
             9,379  GNMA, 6.00%, 4/15/26                                   9,584
            16,893  GNMA, 7.50%, 5/15/26                                  17,794
            12,125  GNMA, 8.00%, 5/15/26                                  13,000
           150,088  GNMA, 8.25%, 7/15/26                                 161,287
               909  GNMA, 9.00%, 8/20/26                                     992
            62,800  GNMA, 7.00%, 12/15/27                                 65,685
            29,334  GNMA, 6.50%, 2/15/28                                  30,657
             9,391  GNMA, 6.50%, 2/15/28                                   9,815
            40,101  GNMA, 6.50%, 2/15/28                                  41,910
            13,818  GNMA, 6.50%, 3/15/28                                  14,441
            26,299  GNMA, 6.50%, 3/15/28                                  27,485
             5,607  GNMA, 6.50%, 4/15/28                                   5,860
            22,415  GNMA, 6.00%, 5/15/28                                  22,904
            41,818  GNMA, 6.00%, 7/15/28                                  42,729
            65,759  GNMA, 6.00%, 10/15/28                                 67,191
            61,826  GNMA, 7.00%, 5/15/31                                  64,610
           789,928  GNMA, 5.50%, 11/15/32                                793,070
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES                                            87,656,901
(Cost $88,005,453)                                               ---------------

CORPORATE BONDS - 9.8%
AEROSPACE & DEFENSE - 0.2%
           980,000  United Technologies Corp.,
                    4.375%, 5/1/10                                       956,289
           490,000  United Technologies Corp.,
                    5.40%, 5/1/35                                        490,198
                                                                 ---------------
                                                                       1,446,487
                                                                 ---------------
BEVERAGES - 0.2%
           800,000  Fortune Brands Inc.,
                    5.375%, 1/15/16                                      786,728
           700,000  Miller Brewing Co., 4.25%,
                    8/15/08 (Acquired 8/6/03-1/6/04,
                    Cost $699,564)(5)                                    684,790
                                                                 ---------------
                                                                       1,471,518
                                                                 ---------------
BIOTECHNOLOGY - 0.1%
           810,000  Genentech, Inc., 4.75%, 7/15/15                      782,320
                                                                 ---------------
CAPITAL MARKETS - 0.8%
         1,400,000  Goldman Sachs Group, Inc. (The),
                    5.25%, 10/15/13                                    1,389,229

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
           880,000  Lehman Brothers Holdings Inc.,
                    5.00%, 1/14/11                                       871,937
           900,000  Merrill Lynch & Co., Inc.,
                    2.07%, 6/12/06                                       892,766
           600,000  Merrill Lynch & Co., Inc.,
                    4.25%, 2/8/10                                        581,368
           990,000  Merrill Lynch & Co., Inc.,
                    4.79%, 8/4/10                                        970,559
           450,000  Morgan Stanley, 4.00%, 1/15/10                       430,794
           350,000  Morgan Stanley, 4.25%, 5/15/10                       336,555
           470,000  Morgan Stanley, 5.05%, 1/21/11                       465,605
                                                                 ---------------
                                                                       5,938,813
                                                                 ---------------
COMMERCIAL BANKS - 1.0%
         1,600,000  Bank of America Corp.,
                    4.375%, 12/1/10                                    1,549,011
           730,000  PNC Bank N.A., 4.875%, 9/21/17                       697,662
           590,000  PNC Funding Corp.,
                    5.125%, 12/14/10                                     589,108
           900,000  SouthTrust Corp., 5.80%, 6/15/14                     920,710
           780,000  Wachovia Bank N.A.,
                    4.80%, 11/1/14                                       749,212
         1,200,000  Wachovia Bank N.A.,
                    4.875%, 2/1/15                                     1,157,076
         1,000,000  Wells Fargo & Co.,
                    4.20%, 1/15/10                                       967,991
           890,000  Wells Fargo & Co.,
                    4.625%, 8/9/10                                       873,718
                                                                 ---------------
                                                                       7,504,488
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 0.1%
           630,000  Waste Management, Inc.,
                    7.00%, 7/15/28                                       708,209
                                                                 ---------------
CONSUMER FINANCE - 0.1%
           500,000  American Express Centurion
                    Bank, 4.375%, 7/30/09                                488,362
                                                                 ---------------
DIVERSIFIED - 0.2%
         1,463,000  Morgan Stanley TRACERS(reg.sm),
                    7.71%, 3/1/32 (Acquired
                    3/15/02-8/28/02,
                    Cost $1,551,204)(5)                                1,773,563
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 1.1%
           700,000  American General Finance Corp.,
                    Series 2002 H, 4.50%, 11/15/07                       693,550
         3,224,000  Citigroup Inc., 5.00%, 9/15/14                     3,160,310
           600,000  General Electric Capital Corp.,
                    6.125%, 2/22/11                                      624,514
         1,000,000  HSBC Finance Corp.,
                    4.125%, 11/16/09                                     963,945
         1,145,000  HSBC Finance Corp.,
                    4.75%, 4/15/10                                     1,123,669
           590,000  HSBC Finance Corp.,
                    4.625%, 9/15/10                                      574,517
           800,000  J.P. Morgan Chase & Co.,
                    6.75%, 2/1/11                                        850,723
                                                                 ---------------
                                                                       7,991,228
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 0.5%
           900,000  AT&T Corp., 9.05%,                                   987,033
           570,000  Sprint Capital Corp.,
                    8.375%, 3/15/12                                      655,619
           310,000  Sprint Capital Corp.,
                    8.75%, 3/15/32                                       408,417
         1,040,000  Telecom Italia Capital SA,
                    4.00%, 1/15/10                                       984,673
           460,000  Telecom Italia Capital SA,
                    5.25%, 10/1/15                                       440,216
                                                                 ---------------
                                                                       3,475,958
                                                                 ---------------
ELECTRIC UTILITIES - 0.5%
           890,000  Carolina Power & Light Co.,
                    5.15%, 4/1/15                                        874,659

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
           710,000  Carolina Power & Light Co.,
                    5.25%, 12/15/15                                      704,479
           475,000  CenterPoint Energy Resources
                    Corp., 6.50%, 2/1/08                                 484,519
           560,000  Florida Power & Light Co.,
                    5.65%, 2/1/37                                        564,721
           490,000  Florida Power Corp.,
                    4.50%, 6/1/10                                        476,578
           600,000  Southern California Edison Co.,
                    5.625%, 2/1/36                                       597,641
                                                                 ---------------
                                                                       3,702,597
                                                                 ---------------
FOOD & STAPLES RETAILING - 0.3%
           440,000  Kroger Co. (The), 6.80%, 4/1/11                      461,513
           450,000  Safeway Inc., 6.50%, 3/1/11                          464,963
           800,000  Wal-Mart Stores, Inc.,
                    4.125%, 7/1/10                                       771,777
           330,000  Wal-Mart Stores, Inc.,
                    5.25%, 9/1/35                                        319,194
                                                                 ---------------
                                                                       2,017,447
                                                                 ---------------
FOOD PRODUCTS - 0.4%
           590,000  Archer-Daniels-Midland Co.,
                    5.375%, 9/15/35                                      567,220
         1,140,000  Cadbury Schweppes U.S. Finance
                    LLC, 3.875%, 10/1/08 (Acquired
                    6/14/05-11/28/05,
                    Cost $1,115,257)(5)                                1,101,233
         1,000,000  Cadbury Schweppes U.S. Finance
                    LLC, 5.125%, 10/1/13 (Acquired
                    9/22/03-10/8/03,
                    Cost $994,540)(5)                                    981,234
                                                                 ---------------
                                                                       2,649,687
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 0.2%
           780,000  Baxter Financial Corp., 4.75%,
                    10/15/10 (Acquired 9/28/05,
                    Cost $777,613)(5)                                    762,715
           750,000  Beckman Coulter, Inc.,
                    7.45%, 3/4/08                                        780,043
                                                                 ---------------
                                                                       1,542,758
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 0.1%
           820,000  Laboratory Corp. of America
                    Holdings, 5.625%, 12/15/15                           826,055
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 0.2%
         1,150,000  Yum! Brands Inc.,
                    8.875%, 4/15/11                                    1,314,476
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 0.3%
         2,000,000  General Electric Co.,
                    5.00%, 2/1/13                                      1,982,242
                                                                 ---------------
INSURANCE - 0.5%
         1,050,000  Allstate Financial Global Funding,
                    4.25%, 9/10/08 (Acquired 9/3/03,
                    Cost $1,047,942)(5)                                1,028,110
           750,000  Genworth Financial Inc.,
                    5.75%, 6/15/14                                       769,073
           440,000  Genworth Financial Inc.,
                    4.95%, 10/1/15                                       425,652
           650,000  Monumental Global Funding II,
                    3.85%, 3/3/08 (Acquired 2/5/03,
                    Cost $649,987)(5)                                    634,527
           490,000  Prudential Financial Inc.,
                    5.40%, 6/13/35                                       469,476
                                                                 ---------------
                                                                       3,326,838
                                                                 ---------------

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
MACHINERY - 0.2%
           470,000  Dover Corp., 5.375%, 10/15/35                        457,744
           890,000  John Deere Capital Corp.,
                    4.50%, 8/25/08                                       877,236
                                                                 ---------------
                                                                       1,334,980
                                                                 ---------------
MEDIA - 0.7%
            79,000  Comcast Cable Communications
                    Holdings Inc., 8.375%, 3/15/13                        90,698
         1,270,000  Comcast Corp., 5.90%, 3/15/16                      1,275,690
           600,000  Continental Cablevision,
                    8.30%, 5/15/06                                       603,709
         1,210,000  Cox Communications Inc.,
                    4.625%, 1/15/10                                    1,166,589
           300,000  News America Holdings,
                    7.75%, 1/20/24                                       337,894
         1,700,000  Walt Disney Company,
                    5.50%, 12/29/06                                    1,705,488
                                                                 ---------------
                                                                       5,180,068
                                                                 ---------------
METALS & MINING - 0.1%
           980,000  Alcan Inc., 4.50%, 5/15/13                           928,869
                                                                 ---------------
MULTI-UTILITIES - 0.3%
           600,000  Dominion Resources Inc.,
                    4.125%, 2/15/08                                      587,205
           440,000  Dominion Resources Inc.,
                    4.75%, 12/15/10                                      426,681
           750,000  Nisource Finance Corp.,
                    5.25%, 9/15/17                                       722,045
           800,000  Pacific Gas & Electric Co.,
                    6.05%, 3/1/34                                        830,693
                                                                 ---------------
                                                                       2,566,624
                                                                 ---------------
MULTILINE RETAIL - 0.1%
           300,000  May Department Stores Co.
                    (The), 3.95%, 7/15/07                                294,142
           800,000  May Department Stores Co.
                    (The), 4.80%, 7/15/09                                786,677
                                                                 ---------------
                                                                       1,080,819
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 0.6%
           750,000  Devon Energy Corp.,
                    2.75%, 8/1/06                                        742,241
         1,400,000  Enterprise Products Operating
                    L.P., 4.95%, 6/1/10                                1,370,308
           450,000  Enterprise Products Operating
                    L.P., 6.65%, 10/15/34                                471,645
           310,000  Nexen Inc., 5.875%, 3/10/35                          307,562
         1,080,000  Premcor Refining Group Inc.
                    (The), 6.125%, 5/1/11                              1,108,644
           620,000  XTO Energy Inc., 5.30%, 6/30/15                      617,024
                                                                 ---------------
                                                                       4,617,424
                                                                 ---------------
PHARMACEUTICALS(2)
           350,000  Schering-Plough Corp.,
                    5.30%, 12/1/13                                       353,431
                                                                 ---------------
REAL ESTATE - 0.1%
           420,000  ERP Operating L.P.,
                    5.125%, 3/15/16                                      408,228
                                                                 ---------------
ROAD & RAIL - 0.2%
           850,000  Canadian National Railway Co.,
                    6.25%, 8/1/34                                        946,050
            23,000  Norfolk Southern Corp.,
                    7.80%, 5/15/27                                        28,940

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
           577,000  Norfolk Southern Corp.,
                    5.64%, 5/17/29                                       577,156
                                                                 ---------------
                                                                       1,552,146
                                                                 ---------------
SOFTWARE - 0.1%
           955,000  Oracle Corp./Ozark Holding Inc.,
                    5.00%, 1/15/11 (Acquired
                    1/10/06, Cost $951,533)(5)                           943,790
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 0.4%
         3,250,000  Countrywide Home Loans Inc.,
                    VRN, 4.64%, 3/27/06, resets
                    quarterly off the 3-month LIBOR
                    plus 0.12% with no caps                            3,249,529
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - 0.2%
         1,310,000  Nextel Communications Inc.,
                    5.95%, 3/15/14                                     1,318,394
                                                                 ---------------
TOTAL CORPORATE BONDS                                                 72,477,348
(Cost $73,034,809)                                               ---------------

COLLATERALIZED MORTGAGE
OBLIGATIONS(3) - 9.3%
        16,269,979  Banc of America Commercial
                    Mortgage Inc. STRIPS - COUPON,
                    Series 2004-1, Class XP, VRN,
                    0.73%, 3/1/06                                        371,671
         4,250,000  Bank of America Mortgage
                    Securities, Series 2004 F, Class
                    2A5, VRN, 4.16%, 3/1/06                            4,107,902
         3,000,000  Bear Stearns Adjustable Rate
                    Mortgage Trust, Series 2005-4,
                    Class 2A2, 4.57%, 8/25/35                          2,901,642
        19,000,000  Bear Stearns Commercial
                    Mortgage Securities STRIPS -
                    COUPON, Series 2004 T16, Class
                    X2, VRN, 0.81%, 3/1/06                               660,573
           239,520  Citigroup Commercial Mortgage
                    Trust, Series 2004 FL1, Class A1,
                    VRN, 4.70%, 3/15/06, resets
                    monthly off the 1-month LIBOR
                    plus 0.13% with no caps
                    (Acquired 8/19/04-9/30/04,
                    Cost $239,526)(5)                                    239,693
         8,269,653  Commercial Mortgage Acceptance
                    Corp. STRIPS - COUPON, Series
                    1998 C2, Class X, VRN, 0.74%,
                    3/1/06                                               258,782
           968,300  Commercial Mortgage
                    Pass-Through Certificates, Series
                    2005 F10A, Class A1, VRN, 4.67%,
                    3/15/06, resets monthly off the
                    1-month LIBOR plus 0.10% with
                    no caps (Acquired 3/18/05,
                    Cost $968,300)(5)                                    968,797
         2,999,064  Commercial Mortgage
                    Pass-Through Certificates, Series
                    2005 FL11, Class A1, VRN, 4.72%,
                    3/15/06, resets monthly off the
                    1-month LIBOR plus 0.15% with
                    no caps (Acquired 11/18/05,
                    Cost $2,999,064)(5)                                3,000,732
         4,079,217  FHLMC, Series 2900, Class PA,
                    4.50%, 3/15/14                                     4,042,785
         2,705,685  FHLMC, Series 2937, Class KA,
                    4.50%, 12/15/14                                    2,681,050
         9,871,780  FNMA, Series 2002-86, Class KB,
                    SEQ, 5.00%, 5/25/16                                9,825,599
         1,078,981  FNMA, Series 2003-52, Class KF
                    SEQ, VRN, 4.98%, 3/25/06,
                    resets monthly off the 1-month
                    LIBOR plus 0.40% with a cap of
                    7.50%                                              1,085,171
           455,708  GMAC Commercial Mortgage
                    Securities, Inc., Series 2002 C2,
                    Class A1 SEQ, 4.32%, 10/15/38                        453,872
         3,600,000  GMAC Commercial Mortgage
                    Securities, Inc., Series 2005 C1,
                    Class A2 SEQ, 4.47%, 5/10/43                       3,509,096
         3,700,000  Greenwich Capital Commercial
                    Funding Corp., Series 2005 GG5,
                    Class A5, 5.22%, 4/10/37                           3,682,969
         3,100,000  LB-UBS Commercial Mortgage
                    Trust, Series 2003 C5, Class A2

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
                    SEQ, 3.48%, 7/15/27                                2,986,001
         3,100,000  LB-UBS Commercial Mortgage
                    Trust, Series 2004 C4, Class A2,
                    VRN, 4.57%, 3/13/06                                3,051,544
         3,100,000  LB-UBS Commercial Mortgage
                    Trust, Series 2005 C3, Class A3
                    SEQ, 4.65%, 7/30/30                                3,006,823
         3,680,000  LB-UBS Commercial Mortgage
                    Trust, Series 2005 C3, Class A5
                    SEQ, 4.74%, 7/15/30                                3,538,349
         6,330,000  LB-UBS Commercial Mortgage
                    Trust, Series 2006 C1, Class A4
                    SEQ, 5.16%, 2/15/31                                6,267,695
         1,721,378  Lehman Brothers Floating Rate
                    Commercial Mortgage Trust,
                    Series 2005 LLFA, Class A1, VRN,
                    4.67%, 3/15/06, resets monthly
                    off the 1-month LIBOR plus
                    0.10% with no caps (Acquired
                    7/25/05, Cost $1,721,378)(5)                       1,722,354
            99,594  MASTR Alternative Loans Trust,
                    Series 2003-8, Class 4A1, 7.00%,
                    12/25/33                                              99,950
         1,794,531  Wachovia Bank Commercial
                    Mortgage Trust, Series 2005
                    WL5A, Class A1, VRN, 4.67%,
                    3/15/06, resets monthly off the
                    1-month LIBOR plus 0.10% with
                    no caps (Acquired 3/24/05,
                    Cost $1,794,531)(5)                                1,795,556
         2,300,000  Washington Mutual, Inc., Series
                    2004 AR4, Class A6, 3.81%,
                    6/25/34                                            2,201,737
         2,000,000  Washington Mutual, Inc., Series
                    2004 AR9, Class A6, 4.28%,
                    8/25/34                                            1,936,034
         3,100,000  Washington Mutual, Inc., Series
                    2004 AR9, Class A7, VRN,
                    4.18%, 3/1/06                                      3,001,761
         1,226,443  Washington Mutual, Inc., Series
                    2005 AR11, Class A1C1, VRN,
                    4.78%, 3/25/06, resets monthly
                    off the 1-month LIBOR plus
                    0.20% with a cap of 10.50%                         1,225,483
                                                                 ---------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                             68,623,621
(Cost $69,409,740)                                               ---------------

COMMERCIAL PAPER(6) - 7.2%
         3,250,000  Alcon Capital Corp., 4.55%,
                    4/24/06 (Acquired 2/22/06, Cost
                    $3,224,971)(5)                                     3,227,448
         3,250,000  Allied Irish Banks N.A., 4.50%,
                    3/20/06 (Acquired 2/22/06, Cost
                    $3,239,449)(5)                                     3,242,207
         3,250,000  Amsterdam Funding Corp., 4.55%,
                    4/3/06 (Acquired 2/22/06, Cost
                    $3,233,569)(5)                                     3,236,243
         3,250,000  Bank of New York Co., Inc. (The),
                    4.47%, 3/21/06                                     3,241,800
         3,250,000  Canadian Imperial Holdings,
                    4.55%, 4/12/06                                     3,232,522
         3,500,000  Diageo Capital plc, 4.55%,
                    3/27/06 (Acquired 2/2/06, Cost
                    $3,476,555)(5)                                     3,488,303
         3,250,000  First Data Corp., 4.51%, 3/7/06                    3,247,540
         6,750,000  Gannett Co., Inc., 4.47%, 3/22/06
                    (Acquired 2/2/06-2/8/06, Cost
                    $6,712,191)(5)                                     6,732,126
         3,250,000  General Electric Co.,
                    4.49%, 3/29/06                                     3,238,541
         3,250,000  HBOS Treasury Services plc,
                    4.61%, 5/8/06                                      3,221,338
         3,250,000  John Deere Capital Corp., 4.53%,
                    3/14/06 (Acquired 2/8/06, Cost
                    $3,236,095)(5)                                     3,244,426
         3,250,000  Korea Development Bank,
                    4.52%, 3/1/06                                      3,249,999
         3,250,000  Legacy Capital LLC, 4.56%,
                    4/6/06 (Acquired 2/9/06, Cost
                    $3,226,947)(5)                                     3,234,966
         3,250,000  Paradigm Funding LLC, 4.53%,
                    3/15/06 (Acquired 2/16/06, Cost
                    $3,238,958)(5)                                     3,244,188

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
         3,892,000  Spintab AB, 4.59%, 4/25/06                         3,864,293
                                                                 ---------------
TOTAL COMMERCIAL PAPER                                                52,945,940
(Cost $52,948,905)                                               ---------------

U.S. GOVERNMENT AGENCY SECURITIES - 7.1%
         7,900,000  FHLB, 4.625%, 2/1/08(7)                            7,862,799
         6,580,000  FHLMC, 4.90%, 11/3/08                              6,538,493
         5,900,000  FHLMC, 6.625%, 9/15/09                             6,222,311
         8,800,000  FHLMC, 7.00%, 3/15/10                              9,467,841
         3,195,000  FNMA, 5.25%, 4/15/07                               3,206,016
         2,900,000  FNMA, 4.50%, 10/15/08                              2,871,980
         3,000,000  FNMA, 6.125%, 3/15/12                              3,184,539
         9,300,000  FNMA, 5.80%, 2/9/26                                9,336,680
         3,200,000  FNMA, 6.625%, 11/15/30                             3,966,925
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES                               52,657,584
(Cost $53,006,402)                                               ---------------

U.S. TREASURY SECURITIES - 5.9%
         7,890,000  U.S. Treasury Bonds,
                    8.125%, 8/15/19(7)                                10,560,891
         1,400,000  U.S. Treasury Bonds,
                    8.00%, 11/15/21                                    1,907,829
         6,740,000  U.S. Treasury Bonds,
                    6.25%, 8/15/23(7)                                  7,971,634
           900,000  U.S. Treasury Bonds,
                    6.125%, 11/15/27                                   1,076,274
         3,726,000  U.S. Treasury Bonds,
                    6.25%, 5/15/30(7)                                  4,590,987
           500,000  U.S. Treasury Bonds,
                    5.375%, 2/15/31                                      556,739
         3,300,000  U.S. Treasury Bonds,
                    4.50%, 2/15/36(7)                                  3,299,228
         8,290,000  U.S. Treasury Notes,
                    4.25%, 10/15/10(7)                                 8,164,033
         1,500,000  U.S. Treasury Notes,
                    4.50%, 11/15/10                                    1,492,619
         4,050,000  U.S. Treasury Notes,
                    4.50%, 11/15/15(7)                                 4,022,160
                                                                 ---------------
TOTAL U.S. TREASURY SECURITIES                                        43,642,394
(Cost $43,394,436)                                               ---------------

ASSET-BACKED SECURITIES(3) - 3.2%
            29,740  ABSC Net Interest Margin, Series
                    2004 HE5, Class A1, 5.00%,
                    8/27/34 (Acquired 6/22/04,
                    Cost $35,235)(5)                                      29,646
         1,469,000  Ameriquest Mortgage Securities
                    Inc., Series 2006 R1, Class A2A,
                    VRN, 4.65%, 3/25/06, resets
                    monthly off the 1-month LIBOR
                    plus 0.08% with no caps                            1,469,000
            13,395  AQ Finance Net Interest Margin,
                    Series 2004 RN5, Class A, 5.19%,
                    6/29/34 (Acquired 6/24/04,
                    Cost $13,395)(5)                                      13,342
            19,916  Argent Net Interest Margin, Series
                    2004 WN9, Class A, 5.19%,
                    10/25/34 (Acquired 9/9/04,
                    Cost $19,915)(5)                                      19,898
             8,753  Argent Net Interest Margin, Series
                    2004 WN10, Class A, 4.21%,
                    11/25/34 (Acquired 10/19/04,
                    Cost $8,753)(5)                                        8,752
            15,995  Asset Backed Funding Corp. Net
                    Interest Margin, Series 2004
                    OPT4, Class N1, 4.45%, 5/26/34                        15,957
         4,000,000  Capital One Prime Auto
                    Receivables Trust, Series 2004-2,
                    Class A4, VRN, 4.63%, 3/15/06,
                    resets monthly off the 1-month
                    LIBOR plus 0.06% with no caps                      4,005,016
         3,800,000  CNH Equipment Trust, Series
                    2004 A, Class A3A, VRN, 4.64%,
                    3/15/06, resets monthly off the
                    1-month LIBOR plus 0.07%
                    with no caps                                       3,803,538

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
            21,466  Countrywide Asset-Backed
                    Certificates, Series 2004-5N, Class
                    N1, 5.50%, 10/25/35                                   21,434
            29,809  Countrywide Asset-Backed
                    Certificates, Series 2004-11N,
                    Class N, 5.25%, 4/25/36
                    (Acquired 10/27/04,
                    Cost $29,793)(5)                                      29,717
         3,908,370  Countrywide Asset-Backed
                    Certificates, Series 2005-7, Class
                    3AV1, VRN, 4.70%, 3/25/06,
                    resets monthly off the 1-month
                    LIBOR plus 0.12% with no caps                      3,910,669
         1,726,371  Countrywide Asset-Backed
                    Certificates, Series 2005-8, Class
                    2A1, VRN, 4.71%, 3/25/06, resets
                    monthly off the 1-month LIBOR
                    plus 0.13% with no caps                            1,727,507
           567,936  First Franklin Mortgage Loan
                    Asset Backed Certificates, Series
                    2005 FF4, Class 2A1, VRN, 4.66%,
                    3/25/06, resets monthly off the
                    1-month LIBOR plus 0.08%
                    with no caps                                         568,333
            27,127  GSAMP Net Interest Margin,
                    Series 2004, Class N1, 5.50%,
                    9/25/34 (Acquired 9/20/04,
                    Cost $27,139)(5)                                      27,136
            22,221  Long Beach Asset Holdings Corp.,
                    Series 2004-5, Class C and P,
                    5.00%, 9/25/34 (Acquired
                    9/15/04, Cost $22,269)(5)                             22,182
           133,911  Long Beach Asset Holdings Corp.,
                    Series 2005-1, Class N1, 4.12%,
                    2/25/35 (Acquired 1/19/05,
                    Cost $133,911)(5)                                    133,593
         1,780,000  Long Beach Mortgage Loan Trust,
                    Series 2006-2, Class 2A1, VRN,
                    4.74%, 4/25/06, resets monthly
                    off the 1-month LIBOR plus
                    0.07% with no caps(4)                              1,780,000
         1,236,706  NovaStar Home Equity Loan,
                    Series 2005-1, Class A2A, VRN,
                    4.70%, 3/27/06, resets monthly
                    off the 1-month LIBOR plus
                    0.12% with a cap of 11.00%                         1,237,702
         1,786,527  NovaStar Home Equity Loan,
                    Series 2005-4, Class A2A, VRN,
                    4.67%, 3/27/06, resets monthly
                    off the 1-month LIBOR plus
                    0.09% with a cap of 11.00%                         1,787,719
           478,985  Residential Asset Mortgage
                    Products Inc., Series 2004 RS10,
                    Class AII1, VRN, 4.75%, 3/27/06,
                    resets monthly off the 1-month
                    LIBOR plus 0.17% with a cap
                    of 14.00%                                            479,344
           340,000  Residential Asset Securities Corp.,
                    Series 2004 KS2, Class MI1,
                    4.71%, 3/25/34                                       328,608
            37,378  Sail Net Interest Margin Notes,
                    Series 2004-8A, Class A, 5.00%,
                    9/27/34 (Acquired 9/13/04,
                    Cost $37,460)(5)                                      37,284
            19,253  Sail Net Interest Margin Notes,
                    Series 2004 BNCA, Class A,
                    5.00%, 9/27/34 (Acquired 8/5/04,
                    Cost $19,225)(5)                                      19,244
             3,481  Sharps SP I LLC Net Interest
                    Margin Trust, Series 2004 OP1N,
                    Class NA, 5.19%, 4/25/34
                    (Acquired 6/9/04, Cost $3,481)(5)                      3,481
         2,100,000  SLM Student Loan Trust, Series
                    2006-2, Class A1, VRN, 4.67%,
                    4/25/06, resets quarterly off the
                    3-month LIBOR minus 0.03%
                    with no caps                                       2,099,013
                                                                 ---------------
TOTAL ASSET-BACKED SECURITIES                                         23,578,115
(Cost $23,576,386)                                               ---------------

MUNICIPAL SECURITIES - 0.7%
         3,000,000  Gulf Gate Apartments Rev., VRDN,
                    4.62%, 3/2/06 (Acquired
                    9/29/03-11/10/03,
                    Cost $3,000,000)(5)                                3,000,000
           800,000  Illinois GO, (Taxable Pension),
                    5.10%, 6/1/33                                        781,848
         1,120,000  Orange County Housing Finance
                    Auth. Rev., Series 2002 B,
                    (Millenia), VRDN, 4.58%, 3/1/06
                    (LOC: Keybank N.A.)                                1,120,000
                                                                 ---------------
TOTAL MUNICIPAL SECURITIES                                             4,901,848
(Cost $4,920,919)                                                ---------------

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
ZERO-COUPON U.S. GOVERNMENT
AGENCY SECURITIES(8) - 0.5%
         3,500,000  FHLMC STRIPS - COUPON,
                    3.75%, 3/14/06                                     3,493,959
                                                                 ---------------
(Cost $3,495,378)

SOVEREIGN GOVERNMENTS & AGENCIES - 0.2%
           900,000  Province of Quebec,
                    5.00%, 7/17/09                                       899,754
           970,000  Republic of Italy, 4.00%, 6/16/08                    949,742
                                                                 ---------------
TOTAL SOVEREIGN GOVERNMENTS & AGENCIES                                 1,849,496
(Cost $1,887,637)                                                ---------------

TEMPORARY CASH INVESTMENTS - 6.4%
Repurchase Agreement, Bank of America
Securities, LLC, (collateralized by various U.S.
Treasury obligations, 4.375% - 4.75%, 11/15/08,
valued at $37,885,580), in a joint trading account
at 4.48%, dated 2/28/06, due 3/1/06
(Delivery value $37,104,617)(7)                                       37,100,000
Repurchase Agreement, Deutsche Bank
Securities, Inc., (collateralized by various U.S.
Treasury obligations, 1.875%, 7/15/13, valued at
$10,107,964), in a joint trading account at
4.47%, dated 2/28/06, due 3/1/06
(Delivery value $9,901,229)(7)                                         9,900,000
                                                                 ---------------
TOTAL TEMPORARY CASH INVESTMENTS                                      47,000,000
(Cost $47,000,000)                                               ---------------

TOTAL INVESTMENT SECURITIES - 106.5%                                 787,641,601
                                                                 ---------------
(Cost $729,801,313)

OTHER ASSETS AND LIABILITIES - (6.5)%                               (47,921,848)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $ 739,719,753
                                                                 ===============

FUTURES CONTRACTS*
                                   Expiration     Underlying Face    Unrealized
Contracts Sold                     Date           Amount at Value    Gain (Loss)
--------------------------------------------------------------------------------
10   U.S. Treasury 10-Year Notes    June 2006       $ 1,079,063       $ (3,226)
148  U.S. Treasury 5-Year Notes     June 2006        15,567,750        (31,552)
35   U.S. Treasury 2-Year Notes     June 2006         7,153,125         (6,094)
                                                 -------------------------------
                                                    $23,799,938       $(40,872)
                                                 ===============================

*FUTURES CONTRACTS typically are based on an index or specific securities and tend to track the performance of the index or specific securities while remaining very liquid (easy to buy and sell). By investing its cash assets in futures, the fund has increased exposure to certain markets while maintaining easy access to cash. By selling futures, the fund hedges its investments against price fluctuations.

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
SWAP AGREEMENTS**
Notional
Amount       Description of Agreement              Expiration Date   Unrealized
                                                                     Gain (Loss)
$9,500,000  Receive quarterly a fixed rate         December 2010     $(19,590)
            equal to 0.45% multiplied by the
            notional amount and pay to
            Deutsche Bank AG upon each
            default event of one of the
            issues of Dow Jones CDX N.A.
            Investment Grade 5, par value of
            the proportional notional amount.
$4,750,000  Receive quarterly a fixed rate equal   December 2010       15,584
            to 0.85% multiplied by the notional                      -----------
            amount and pay to Deutsche Bank AG
            upon each default event of one of the
            issues of Dow Jones CDX N.A. Investment
            Grade 5, par value of the proportional
            notional amount.
                                                                     $ (4,006)
                                                                     ===========

** SWAP AGREEMENTS are contracts in which two parties agree to exchange the returns earned or realized on predetermined investments or instruments. The fund may enter into swap agreements in order to manage interest, credit, or market risk or to gain exposure to certain markets.

NOTES TO SCHEDULE OF INVESTMENTS
ABSC = Asset-Backed Securities Corp.
ADR = American Depositary Receipt
CVA = Certificaten Van Aandelen
EAFE = Europe, Australasia, and Far East
Equivalent = Security whose principal payments are secured by U.S. Treasurys
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GMAC = General Motors Acceptance Corporation
GNMA = Government National Mortgage Association
GO = General Obligation
GSAMP = Goldman Sachs Mortgage Pass-through
LB-UBS = Lehman Brothers Inc. - UBS AG
LIBOR = London Interbank Offered Rate
LOC = Letter of Credit
MASTR = Mortgage Asset Securitization Transactions, Inc.
ORD = Foreign Ordinary Share
resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.
SEQ = Sequential Payer
STRIPS = Separate Trading of Registered Interest and Principal of Securities
TBR = Treasury Bond Receipts
TRACERS(reg.sm) = Traded Custody Receipts(reg.sm). Rate indicated is the weighted-average coupon of the underlying securities held.
VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective February 28, 2006.
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective February 28, 2006.
(1) Non-income producing.
(2) Category is less than 0.05% of total net assets.
(3) Final maturity indicated, unless otherwise noted.
(4) Forward commitment or when-issued security.
(5) Security was purchased under Rule 144A or Section 4(2) of the Securities
    Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at February 28,
    2006, was $48,631,276, which represented 6.6% of total net assets.
(6) The rate indicated is the yield to maturity at purchase.
(7) Security, or a portion thereof, has been segregated for a forward commitment, futures contract, swap agreement and/or when-issued security.
(8) The rate indicated is the yield to maturity at purchase. These securities are issued at a substantial discount from their value at maturity.

STRATEGIC ALLOCATION: CONSERVATIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of February 28, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $735,764,252
                                                                 ===============
Gross tax appreciation of investments                              $ 58,853,618
Gross tax depreciation of investments                                (6,976,269)
                                                                 ---------------
Net tax appreciation of investments                                $ 51,877,349
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
STRATEGIC ALLOCATION: MODERATE FUND
FEBRUARY 28, 2006

[american century investments logo and text logo]

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 62.2%
AEROSPACE & DEFENSE - 1.1%
            92,700  BE Aerospace, Inc.(1)                         $    2,223,895
            82,367  Boeing Co.                                         5,987,258
            18,600  Honeywell International Inc.                         761,670
            27,797  Lockheed Martin Corp.                              2,025,567
            21,000  Northrop Grumman Corp.                             1,346,100
            60,900  Precision Castparts Corp.                          3,230,136
            30,500  Rockwell Collins                                   1,621,075
            63,000  United Technologies Corp.                          3,685,500
                                                                 ---------------
                                                                      20,881,201
                                                                 ---------------
AIR FREIGHT & LOGISTICS - 0.3%
             2,273  FedEx Corporation                                    243,757
            65,221  United Parcel Service, Inc. Cl B                   4,872,660
            38,000  Yamato Holdings Co., Ltd. ORD                        732,222
                                                                 ---------------
                                                                       5,848,639
                                                                 ---------------
AIRLINES - 0.2%
         1,320,000  AirAsia Bhd ORD(1)                                   607,591
            41,200  Ryanair Holdings plc ADR(1)                        2,187,308
            15,855  Southwest Airlines Co.                               265,888
            76,473  Turk Hava Yollari Anonim
                    Ortakligi ORD(1)                                     497,598
                                                                 ---------------
                                                                       3,558,385
                                                                 ---------------
AUTO COMPONENTS - 0.5%
            28,920  Continental AG ORD                                 2,960,691
            49,729  Cooper Tire & Rubber Co.                             740,962
           170,992  Goodyear Tire & Rubber Co.
                    (The)(1)                                           2,450,315
            19,500  Lear Corporation                                     406,770
            30,851  Nokian Renkaat Oyj ORD                               491,082
            69,637  TRW Automotive
                    Holdings Corp.(1)                                  1,782,707
                                                                 ---------------
                                                                       8,832,527
                                                                 ---------------
AUTOMOBILES - 0.2%
         2,308,000  Dongfeng Motor Group Co. Ltd.
                    Cl H ORD(1)                                          966,854
           162,978  Ford Motor Company                                 1,298,935
             8,200  Honda Motor Co., Ltd. ORD                            488,897
            29,700  Toyota Motor Corp. ORD                             1,603,948
                                                                 ---------------
                                                                       4,358,634
                                                                 ---------------
BEVERAGES - 1.5%
            48,900  Anheuser-Busch Companies, Inc.                     2,031,306
            19,710  Brown-Forman Corp. Cl B                            1,386,796
           180,271  Coca-Cola Company (The)                            7,565,973
           100,995  Coca-Cola Enterprises Inc.                         1,984,552
           154,450  Diageo plc ORD                                     2,373,604
            13,543  Molson Coors Brewing Co.                             849,823
           131,722  Pepsi Bottling Group Inc.                          3,867,358
            72,454  PepsiAmericas, Inc.                                1,733,100

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
           101,967  PepsiCo, Inc.                                      6,027,269
             9,270  Pernod-Ricard SA ORD                               1,587,223
                                                                 ---------------
                                                                      29,407,004
                                                                 ---------------
BIOTECHNOLOGY - 0.6%
            28,104  Alkermes Inc.(1)                                     714,123
           112,003  Amgen Inc.(1)                                      8,455,106
            18,271  Applera Corporation-Applied
                    Biosystems Group                                     516,521
             7,400  Genentech, Inc.(1)                                   634,106
            28,100  Genzyme Corp.(1)                                   1,948,454
               170  Gilead Sciences, Inc.(1)                              10,586
                                                                 ---------------
                                                                      12,278,896
                                                                 ---------------
BUILDING PRODUCTS - 0.2%
            18,100  Daikin Industries Ltd. ORD                           606,826
            45,600  Masco Corp.                                        1,422,264
            23,250  USG Corp.(1)                                       1,964,160
                                                                 ---------------
                                                                       3,993,250
                                                                 ---------------
CAPITAL MARKETS - 2.1%
            23,000  Affiliated Managers Group Inc.(1)                  2,263,890
            45,100  Bank of New York Co., Inc. (The)                   1,544,224
            16,000  Credit Suisse Group ORD                              886,552
           121,574  E*TRADE Financial Corp.(1)                         3,109,863
           120,521  Federated Investors Inc. Cl B                      4,687,062
            15,500  Franklin Resources, Inc.                           1,591,540
            53,837  Investment Technology
                    Group Inc.(1)                                      2,448,507
           117,600  Janus Capital Group Inc.                           2,578,968
            15,900  Jefferies Group, Inc.                                906,936
            74,720  Man Group plc ORD                                  3,029,375
            39,634  Mellon Financial Corp.                             1,430,391
            35,700  Merrill Lynch & Co., Inc.                          2,756,397
            68,094  Morgan Stanley                                     4,062,488
            56,146  Northern Trust Corp.                               2,960,017
            46,784  Raymond James Financial, Inc.                      2,010,776
            14,790  State Street Corp.                                   924,079
            83,300  TD Ameritrade Holding Corp.                        1,812,608
            17,517  UBS AG ORD                                         1,859,775
                                                                 ---------------
                                                                      40,863,448
                                                                 ---------------
CHEMICALS - 1.5%
            20,140  BASF AG ORD                                        1,519,121
            51,464  Celanese Corp., Series A                           1,101,330
            77,000  du Pont (E.I.) de Nemours & Co.                    3,098,480
             8,188  Ecolab Inc.                                          296,324
           115,000  International Flavors &
                    Fragrances Inc.                                    3,982,450
            24,450  Lonza Group AG ORD                                 1,586,767
           168,538  Lyondell Chemical Co.                              3,525,815
            35,444  Minerals Technologies Inc.                         1,897,317
            46,464  Monsanto Co.                                       3,897,400
            10,535  Nalco Holding Co.(1)                                 184,363
            16,400  Nitto Denko Corp. ORD                              1,425,594

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
             8,000  Potash Corp. of Saskatchewan                         766,000
            29,400  PPG Industries, Inc.                               1,782,522
            33,400  Shin-Etsu Chemical Co., Ltd. ORD                   1,797,995
           240,000  Toray Industries Inc. ORD                          1,868,487
                                                                 ---------------
                                                                      28,729,965
                                                                 ---------------
COMMERCIAL BANKS - 4.5%
            98,550  Anglo Irish Bank Corp. plc ORD                     1,615,709
            46,785  Banco Nossa Caixa SA ORD                           1,068,112
           108,310  Banco Popolare di Verona e
                    Novara Scrl ORD                                    2,599,657
           369,817  Bank of America Corp.                             16,956,110
            99,410  Bank of Ireland ORD                                1,770,861
           218,000  Bank of Yokohama Ltd. (The) ORD                    1,785,743
             8,496  BRE Bank SA ORD(1)                                   503,292
         3,001,391  China Construction Bank Cl H
                    ORD(1)                                             1,402,402
             8,698  Credicorp Ltd.(1)                                    260,331
           192,123  Denizbank AS ORD(1)                                1,798,412
            39,164  Erste Bank der Oesterreichischen
                    Sparkassen AG ORD                                  2,381,557
            48,000  Fifth Third Bancorp                                1,855,200
            72,410  ForeningsSparbanken AB ORD                         1,931,409
            28,059  Hana Financial Group Inc. ORD                      1,199,844
               120  HSBC Holdings plc ORD                                  2,050
            26,360  KBC Groupe ORD                                     2,753,298
            13,285  Kookmin Bank ADR(1)                                1,006,339
         4,501,000  Krung Thai Bank
                    Public Co. Ltd. ORD                                1,415,554
               210  Mitsubishi UFJ Financial
                    Group, Inc. ORD                                    3,175,494
            61,320  National Australia Bank Ltd. ORD                   1,670,944
            79,520  National Bank of Greece SA ORD                     4,097,933
            20,500  National City Corp.                                  713,400
            22,798  PNC Financial Services Group                       1,603,839
               662  Sberbank RF ORD                                    1,029,410
            44,670  Shinhan Financial
                    Group Co., Ltd. ORD                                1,760,564
            22,570  Societe Generale ORD                               3,199,758
           109,200  Standard Chartered plc ORD                         2,854,468
            50,900  SunTrust Banks, Inc.                               3,683,633
           120,768  Turkiye Vakiflar Bankasi Tao
                    Cl D ORD(1)                                          799,605
            88,700  U.S. Bancorp                                       2,741,717
            10,200  Unibanco-Uniao de Bancos
                    Brasileiros SA ADR                                   897,090
            78,188  Wachovia Corp.                                     4,384,001
           190,860  Wells Fargo & Co.                                 12,253,212
                                                                 ---------------
                                                                      87,170,948
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 0.4%
            28,500  Aramark Corp. Cl B                                   811,110
             1,588  Herman Miller Inc.                                    47,942
            43,472  John H. Harland Company                            1,573,252
            29,300  R.R. Donnelley & Sons Company                        986,238
            32,029  Republic Services, Inc. Cl A                       1,244,967
            67,571  Waste Management, Inc.                             2,247,411
             3,466  West Corp.(1)                                        150,875
                                                                 ---------------
                                                                       7,061,795
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 1.0%
         1,005,841  AAC Acoustic Technology
                    Holdings Inc. ORD(1)                                 719,555
            40,100  Avaya Inc.(1)                                        445,912

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
           315,525  Cisco Systems Inc.(1)                              6,386,226
           254,100  Compal Communications Inc. ORD                     1,331,166
            47,100  Corning Inc.(1)                                    1,149,711
           632,000  Foxconn International
                    Holdings Ltd. ORD(1)                               1,095,674
            15,499  Ituran Location and
                    Control Ltd.(1)                                      263,483
            23,608  Motorola, Inc.                                       505,211
            17,717  Nice Systems Ltd. ADR(1)                             922,347
            16,600  Nokia Oyj ADR                                        308,428
            44,000  QUALCOMM Inc.                                      2,077,240
           220,000  Vtech Holdings Ltd. ORD                              809,600
           923,000  Wistron NeWeb Corp. ORD(1)                         2,488,791
                                                                 ---------------
                                                                      18,503,344
                                                                 ---------------
COMPUTERS & PERIPHERALS - 1.5%
            94,241  Apple Computer, Inc.(1)                            6,459,278
         1,390,000  Compal Electronics Inc. ORD                        1,302,168
            20,150  Dell Inc.(1)                                         584,350
            27,400  Diebold, Inc.                                      1,096,000
             3,955  Electronics for Imaging, Inc.(1)                     106,073
           151,900  EMC Corp.(1)                                       2,129,638
           357,248  Hewlett-Packard Co.                               11,721,307
             8,172  Intergraph Corp.(1)                                  296,317
             8,800  Komag, Inc.(1)                                       412,192
            54,421  M-Systems Flash Disk
                    Pioneers Ltd.(1)                                   1,469,367
            10,500  QLogic Corp.(1)                                      431,970
            10,525  Rackable Systems, Inc.(1)                            415,001
            66,500  Seagate Technology                                 1,766,905
           234,000  Toshiba Corp. ORD                                  1,346,617
           436,000  Wistron Corp. ORD(1)                                 572,367
                                                                 ---------------
                                                                      30,109,550
                                                                 ---------------
CONSTRUCTION & ENGINEERING - 1.4%
            21,400  EMCOR Group Inc.(1)                                  932,826
           128,401  Foster Wheeler Ltd.(1)                             6,163,248
            25,422  Grupo Ferrovial SA ORD                             1,905,104
            30,600  Hyundai Engineering &
                    Construction ORD(1)                                1,489,799
            16,200  Jacobs Engineering Group Inc.(1)                   1,388,988
           120,532  McDermott International, Inc.(1)                   6,213,424
           206,511  Quanta Services, Inc.(1)                           2,827,136
            64,400  Shaw Group Inc. (The)(1)                           2,147,740
           510,000  Taisei Corp. ORD                                   2,494,254
            26,756  Vinci SA ORD                                       2,472,445
                                                                 ---------------
                                                                      28,034,964
                                                                 ---------------
CONSTRUCTION MATERIALS - 0.4%
            84,407  Cemex SA de CV ADR                                 5,212,976
            18,500  Martin Marietta Materials, Inc.                    1,803,750
            15,092  Pretoria Portland
                    Cement Co. Ltd. ORD                                  931,364
                                                                 ---------------
                                                                       7,948,090
                                                                 ---------------
CONSUMER FINANCE - 1.1%
           123,781  American Express Co.                               6,669,320

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
            72,202  AmeriCredit Corp.(1)                               2,129,959
            74,012  Capital One Financial Corp.                        6,483,451
            10,461  CompuCredit Corp.(1)                                 395,426
            23,940  LG Card Co. Ltd. ORD(1)                            1,203,784
            12,870  ORIX Corp. ORD                                     3,458,541
            14,481  WFS Financial Inc.(1)                              1,192,221
                                                                 ---------------
                                                                      21,532,702
                                                                 ---------------
CONTAINERS & PACKAGING - 0.2%
            48,100  Bemis Co., Inc.                                    1,442,038
            72,400  Crown Holdings Inc.(1)                             1,324,920
             3,465  Greif, Inc. Cl A                                     200,658
            18,755  Silgan Holdings Inc.                                 739,322
                                                                 ---------------
                                                                       3,706,938
                                                                 ---------------
DISTRIBUTORS - 0.1%
             7,941  Building Materials Holding Corp.                     534,429
            32,000  Li & Fung Ltd. ORD                                    64,964
         1,011,000  Test-Rite International Co. ORD                      697,875
                                                                 ---------------
                                                                       1,297,268
                                                                 ---------------
DIVERSIFIED - 0.2%
             9,600  iShares Russell 1000 Growth
                    Index Fund                                           498,624
            32,000  Standard and Poor's 500
                    Depositary Receipt                                 4,105,600
                                                                 ---------------
                                                                       4,604,224
                                                                 ---------------
DIVERSIFIED CONSUMER SERVICES(2)
               845  Education Management Corp.(1)                         31,772
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 1.0%
            15,900  AllianceBernstein Holding L.P.(1)                  1,021,893
           202,300  Citigroup Inc.                                     9,380,651
            45,520  ING Groep N.V. CVA                                 1,711,315
           100,500  J.P. Morgan Chase & Co.                            4,134,570
            23,085  Moody's Corp.                                      1,546,695
            43,400  Nasdaq Stock Market, Inc.
                    (The)(1)                                           1,758,134
            15,100  Reliance Capital Ventures Ltd.
                    ORD(1)                                                 8,168
            15,100  Reliance Energy Ventures Ltd.
                    ORD(1)                                                14,597
                                                                 ---------------
                                                                      19,576,023
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION SERVICES - 1.1%
           160,696  AT&T Inc.                                          4,433,603
           231,864  Axtel, SA de CV ORD(1)                               553,966
           115,240  BellSouth Corp.                                    3,639,279
             3,006  CenturyTel Inc.                                      108,156
            18,954  Commonwealth Telephone
                    Enterprises, Inc.                                    611,835
            94,810  Hellenic Telecommunications
                    Organization SA ORD(1)                             2,023,536
            15,100  Reliance Communication
                    Ventures Ltd. ORD(1)                                  48,600
           201,550  Telenor ASA ORD                                    2,180,744

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
            55,889  Telkom SA Ltd. ORD                                 1,475,886
           135,021  Verizon Communications                             4,550,207
            20,000  Vivax SA ORD(1)                                      254,768
           214,721  VolgaTelecom ORD                                     936,184
                                                                 ---------------
                                                                      20,816,764
                                                                 ---------------
ELECTRIC UTILITIES - 0.5%
            64,746  Edison International                               2,872,132
            46,700  Exelon Corporation                                 2,667,037
            10,685  IDACORP, Inc.                                        351,964
        67,120,000  Light SA ORD(1)                                      631,532
            56,300  Northeast Utilities                                1,104,606
             1,275  Pepco Holdings, Inc.                                  30,307
            66,200  PPL Corporation                                    2,105,160
                                                                 ---------------
                                                                       9,762,738
                                                                 ---------------
ELECTRICAL EQUIPMENT - 0.8%
           377,660  ABB Ltd. ORD(1)                                    4,519,081
            23,280  Alstom RGPT ORD(1)                                 1,993,018
            46,200  Emerson Electric Co.                               3,779,622
            28,622  Evergreen Solar Inc.(1)                              446,217
            32,700  General Cable Corp.(1)                               882,900
             5,497  Hubbell Inc. Cl B                                    255,446
            92,000  Matsushita Electric
                    Works, Ltd. ORD                                    1,083,522
            77,000  Mitsubishi Electric Corp. ORD                        622,095
            25,970  Schneider Electric SA ORD                          2,655,277
                                                                 ---------------
                                                                      16,237,178
                                                                 ---------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 1.1%
           101,900  Agilent Technologies, Inc.(1)                      3,668,400
            88,782  Arrow Electronics, Inc.(1)                         3,088,726
            87,751  AU Optronics Corp. ADR                             1,396,118
         1,197,528  Chi Mei Optoelectronics Corp. ORD                  1,834,090
         1,706,000  GST Holdings Ltd. ORD(1)                             494,770
            62,400  Hoya Corp. ORD                                     2,501,823
             3,800  Itron Inc.(1)                                        225,948
            52,350  Jabil Circuit, Inc.(1)                             1,981,448
             6,000  Keyence Corp. ORD                                  1,661,626
            17,300  Murata Manufacturing Co.
                    Ltd. ORD                                           1,088,257
            43,397  Orbotech Ltd.(1)                                   1,034,151
            19,716  Plexus Corp.(1)                                      661,669
            34,310  Samsung Electro-Mechanics Co.
                    Ltd. ORD(1)                                        1,426,490
             7,690  Sunpower Corp. Cl A(1)                               337,591
            41,517  Vishay Intertechnology, Inc.(1)                      602,827
                                                                 ---------------
                                                                      22,003,934
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 1.0%
            22,158  Aker Kvaerner ASA ORD(1)                           1,789,889
            30,000  Cooper Cameron Corp.(1)                            1,215,000
            46,800  Diamond Offshore Drilling, Inc.                    3,621,852
            27,000  Helmerich & Payne, Inc.                            1,775,790
            59,600  National Oilwell Varco, Inc.(1)                    3,628,447

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
            74,657  Pride International Inc.(1)                        2,312,127
            57,440  Saipem SpA ORD                                     1,220,467
            22,600  Schlumberger Ltd.                                  2,599,000
           881,100  Scomi Group Berhad ORD                               289,352
             1,908  Veritas DGC Inc.(1)                                   80,384
            21,000  Weatherford International Ltd.(1)                    905,520
                                                                 ---------------
                                                                      19,437,828
                                                                 ---------------
FOOD & STAPLES RETAILING - 0.8%
           721,217  Centros Comerciales
                    Sudamericanos SA ORD                               1,720,603
           732,838  Distribucion y Servicio D&S
                    SA ORD                                               251,340
           203,736  Kroger Co. (The)(1)                                4,082,869
            39,686  Longs Drug Stores Corp.                            1,522,752
            78,314  Pyaterochka Holding N.V. GDR(1)                    1,246,759
             3,240  Shinsegae Co. Ltd. ORD                             1,542,380
             7,859  Supervalu Inc.                                       248,344
            88,914  Wal-Mart de Mexico SA de CV,
                    Series V ORD                                         254,137
            77,600  Wal-Mart Stores, Inc.                              3,519,936
           242,000  Wumart Stores Inc. Cl H ORD                          817,257
                                                                 ---------------
                                                                      15,206,377
                                                                 ---------------
FOOD PRODUCTS - 1.6%
           137,436  Archer-Daniels-Midland Co.                         4,359,470
            13,293  Campbell Soup Company                                413,811
         1,752,000  China Yurun Food Group Ltd.
                    ORD(1)                                             1,242,049
            19,343  Chiquita Brands International, Inc.                  333,086
            41,400  ConAgra Foods, Inc.                                  870,642
             9,107  Cosan SA Industria e Comercio
                    ORD(1)                                               487,108
           117,066  General Mills, Inc.                                5,765,500
         2,018,000  Global Bio-Chem Technology
                    Group Co. Ltd. ORD                                 1,144,500
             2,710  Groupe Danone ORD                                    313,433
            58,300  H.J. Heinz Company                                 2,207,821
             5,900  Kellogg Co.                                          261,429
           162,100  Kraft Foods Inc. Cl A                              4,877,589
             4,850  Nestle SA ORD                                      1,425,927
            58,970  Royal Numico N.V. ORD(1)                           2,554,467
            50,500  Sara Lee Corp.                                       892,335
               706  Seaboard Corp.                                     1,054,764
         1,814,000  Uni-President
                    Enterprises Corp. ORD                              1,034,160
            27,600  Unilever N.V. New York Shares                      1,920,684
                                                                 ---------------
                                                                      31,158,775
                                                                 ---------------
GAS UTILITIES - 0.1%
               745  NICOR Inc.                                            31,983
            16,806  UGI Corp.                                            377,295
            25,300  WGL Holdings Inc.                                    779,240
                                                                 ---------------
                                                                       1,188,518
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 1.4%
            10,700  Alcon Inc.(1)                                      1,232,212
            64,100  Baxter International, Inc.                         2,426,185
            19,600  Beckman Coulter, Inc.                              1,057,420

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
           106,552  Becton Dickinson & Co.                             6,803,345
            11,800  Cytyc Corp.(1)                                       340,194
            29,278  Edwards Lifesciences
                    Corporation(1)                                     1,210,645
            25,380  Essilor International SA Cie
                    Generale D'Optique ORD                             2,187,931
            24,359  Hologic, Inc.(1)                                   1,165,091
           116,028  Hospira Inc.(1)                                    4,606,312
            14,475  Kinetic Concepts Inc.(1)                             537,023
            30,159  Medtronic, Inc.                                    1,627,078
            54,500  St. Jude Medical, Inc.(1)                          2,485,200
            29,800  Varian Medical Systems, Inc.(1)                    1,724,824
                                                                 ---------------
                                                                      27,403,460
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 2.3%
            43,200  Aetna Inc.                                         2,203,200
           119,028  AmerisourceBergen Corp.                            5,474,098
            63,502  Cardinal Health, Inc.                              4,610,245
            19,600  Caremark Rx Inc.(1)                                  975,100
            71,631  Express Scripts, Inc.(1)                           6,251,237
            18,110  Fresenius Medical Care AG ORD                      1,947,730
            25,400  HCA Inc.                                           1,216,660
            66,668  Humana Inc.(1)                                     3,444,736
            96,314  McKesson Corp.                                     5,213,477
            39,424  Omnicare, Inc.                                     2,398,950
            49,900  Pharmaceutical Product
                    Development, Inc.                                  3,472,541
            27,200  Psychiatric Solutions, Inc.(1)                       898,416
            17,242  Sierra Health Services, Inc.(1)                      718,819
            63,344  UnitedHealth Group Incorporated                    3,688,521
            16,200  Universal Health Services, Inc.
                    Cl B                                                 813,726
            20,400  WellPoint Inc.(1)                                  1,566,516
                                                                 ---------------
                                                                      44,893,972
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 1.1%
            36,990  Accor SA ORD                                       2,225,099
            14,180  Choice Hotels International Inc.                     631,435
            77,052  Darden Restaurants, Inc.                           3,231,560
            11,605  Domino's Pizza Inc.                                  295,928
            62,180  Greek Organization of Football
                    Prognostics SA ORD                                 2,363,594
            48,300  International Game Technology                      1,727,691
            11,500  International Speedway Corp.                         544,640
            57,700  McDonald's Corporation                             2,014,307
            33,183  Orascom Hotels & Development
                    ORD(1)                                               333,928
            15,000  Outback Steakhouse, Inc.                             627,150
            12,643  Papa John's International Inc.(1)                    415,955
             8,248  Penn National Gaming, Inc.(1)                        286,041
         9,610,000  Regal Hotels International
                    Holdings Ltd. ORD                                    755,605
            54,570  Royal Caribbean Cruises Ltd.                       2,404,354
             1,488  Shreveport Gaming
                    Holdings Inc.(1)                                      26,457
            32,100  Speedway Motorsports Inc.                          1,150,785
               126  Trump Entertainment
                    Resorts, Inc.(1)                                       2,331
            32,359  Yum! Brands, Inc.                                  1,543,524
                                                                 ---------------
                                                                      20,580,384
                                                                 ---------------
HOUSEHOLD DURABLES - 0.4%
           144,449  Corporacion GEO SA de CV,
                    Series B ORD(1)                                      565,763

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
            35,096  Humax Co. Ltd. ORD                                 1,008,942
            12,520  LG Electronics Inc. ORD                            1,038,496
           137,000  Matsushita Electric Industrial Co.,
                    Ltd. ORD                                           2,935,799
            44,700  Newell Rubbermaid Inc.                             1,111,689
           150,619  Urbi Desarrollos Urbanos SA de
                    CV ORD(1)                                          1,153,959
                                                                 ---------------
                                                                       7,814,648
                                                                 ---------------
HOUSEHOLD PRODUCTS - 0.9%
            93,599  Colgate-Palmolive Co.                              5,099,274
            58,800  Kimberly-Clark Corp.                               3,479,784
           114,392  Procter & Gamble Co. (The)                         6,855,513
            65,963  Reckitt Benckiser plc ORD                          2,349,160
                                                                 ---------------
                                                                      17,783,731
                                                                 ---------------
INDEPENDENT POWER PRODUCERS &
ENERGY TRADERS - 0.5%
           109,420  AES Corporation (The)(1)                           1,892,966
             7,138  Constellation Energy Group Inc.                      419,286
           111,000  Tractebel Energia SA ORD                             912,150
           108,835  TXU Corp.                                          5,701,866
                                                                 ---------------
                                                                       8,926,268
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 0.9%
           261,000  General Electric Co.                               8,579,070
            62,000  Keppel Corp. Ltd. ORD                                535,109
            16,980  Siemens AG ORD                                     1,558,950
            11,014  Teleflex Inc.                                        712,055
            42,100  Textron Inc.                                       3,709,431
            61,400  Tyco International Ltd.                            1,583,506
                                                                 ---------------
                                                                      16,678,121
                                                                 ---------------
INSURANCE - 2.1%
            23,875  Ace, Ltd.                                          1,330,554
            31,810  Aegon N.V. ORD                                       525,312
            44,500  Allstate Corp.                                     2,437,710
            11,000  Ambac Financial Group, Inc.                          826,650
           102,900  American International Group, Inc.                 6,828,443
            21,500  AON Corp.                                            851,615
            93,903  Axa SA ORD                                         3,318,650
           107,119  Berkley (W.R.) Corp.                               6,201,119
                24  Berkshire Hathaway Inc. Cl A(1)                    2,083,200
            21,801  Chubb Corp.                                        2,087,446
            23,194  Endurance Specialty Holdings Ltd.                    730,611
            99,807  First American
                    Financial Corp. (The)                              4,207,863
            26,200  Hartford Financial Services
                    Group Inc. (The)                                   2,158,356
             7,451  LandAmerica Financial Group Inc.                     496,982
            13,000  Loews Corp.                                        1,199,380
            71,000  Marsh & McLennan
                    Companies, Inc.                                    2,194,610
             3,630  Nationwide Financial
                    Services Cl A                                        155,582
             7,810  PartnerRe Ltd.                                       473,364
               627  Protective Life Corporation                           30,566
            22,200  Torchmark Corp.                                    1,213,674

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
            20,992  Zenith National Insurance Corp.                    1,081,088
                                                                 ---------------
                                                                      40,432,775
                                                                 ---------------
INTERNET & CATALOG RETAIL(2)
            21,300  NutriSystem, Inc.(1)                                 915,261
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 0.2%
            39,700  eBay Inc.(1)                                       1,590,382
             3,500  Google Inc. Cl A(1)                                1,269,170
             6,600  Websense Inc.(1)                                     407,946
                                                                 ---------------
                                                                       3,267,498
                                                                 ---------------
IT SERVICES - 1.4%
           195,643  Accenture Ltd. Cl A                                6,389,700
            38,039  Acxiom Corp.                                         984,449
            17,200  Ceridian Corp.(1)                                    444,792
            19,715  Computer Sciences Corp.(1)                         1,071,313
            60,200  Electronic Data Systems Corp.                      1,607,340
            25,800  Fiserv, Inc.(1)                                    1,070,700
            69,744  Global Payments Inc.                               3,630,873
           107,649  International Business
                    Machines Corp.                                     8,637,756
            21,600  Satyam Computer
                    Services Ltd. ADR                                    888,840
            36,023  Tata Consultancy
                    Services Ltd. ORD                                  1,378,963
            27,558  VeriFone Holdings Inc.(1)                            727,531
                                                                 ---------------
                                                                      26,832,257
                                                                 ---------------
LEISURE EQUIPMENT & PRODUCTS - 0.1%
            21,200  Hasbro, Inc.                                         430,148
            25,450  Largan Precision Co. Ltd. ORD                        476,837
            32,800  Sega Sammy Holdings Inc. ORD                       1,354,740
                                                                 ---------------
                                                                       2,261,725
                                                                 ---------------
MACHINERY - 1.3%
            43,101  Cummins Inc.                                       4,666,977
            48,000  Daifuku Co. Ltd. ORD                                 900,026
            17,500  Deere & Co.                                        1,334,725
            26,400  Dover Corp.                                        1,265,616
            14,000  Gardner Denver Inc.(1)                               859,040
            35,700  Ingersoll-Rand Company Cl A                        1,464,771
            74,595  JLG Industries Inc.                                4,400,359
            73,000  Komatsu Ltd. ORD                                   1,315,173
            48,800  Manitowoc Co.                                      3,761,016
            34,087  Navistar International Corp.(1)                    1,000,453
            23,000  NGK Insulators Ltd. ORD                              314,404
            17,100  Parker-Hannifin Corp.                              1,336,707
           120,000  Sumitomo Heavy
                    Industries Ltd. ORD                                1,088,741
            22,300  Terex Corp.(1)                                     1,765,045
                                                                 ---------------
                                                                      25,473,053
                                                                 ---------------

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
MEDIA - 1.0%
            44,894  CBS Corp. Cl B                                     1,098,107
           112,822  Disney (Walt) Co.                                  3,157,888
            45,730  DreamWorks Animation
                    SKG Inc.(1)                                        1,234,710
            29,400  Gannett Co., Inc.                                  1,827,504
             4,912  Grupo Televisa SA ADR                                385,396
            12,910  John Wiley & Sons Inc. Cl A                          486,062
            13,700  New York Times Co. (The) Cl A                        386,614
           346,023  Time Warner Inc.                                   5,989,657
             5,500  Tribune Co.                                          168,300
            16,369  TVN SA ORD(1)                                        481,745
            52,909  Viacom Inc. Cl B                                   2,114,244
            60,390  Vivendi Universal SA ORD                           1,832,553
            52,000  Westwood One, Inc.                                   579,800
                                                                 ---------------
                                                                      19,742,580
                                                                 ---------------
METALS & MINING - 2.0%
            17,100  Alcoa Inc.                                           501,372
            57,700  Allegheny Technologies Inc.                        2,914,427
            12,035  Anglo American Platinum Corp.
                    Ltd. ORD                                             960,265
            57,460  Anglo American plc ORD                             2,124,321
           175,739  BHP Billiton Ltd. ORD                              3,165,995
           608,000  China Steel Corp. ORD                                553,656
            16,182  Compania de Minas Buenaventura
                    SAu ADR                                              424,292
            91,943  Freeport-McMoRan Copper
                    & Gold, Inc. Cl B                                  4,655,075
           205,692  Grupo Mexico SA de CV,
                    Series B ORD                                         527,592
           166,512  Harmony Gold Mining Co.
                    Limited ORD(1)                                     2,278,159
             9,093  Impala Platinum Holdings
                    Limited ORD                                        1,546,804
           123,338  Kazakhmys plc ORD(1)                               1,891,144
            87,708  Kumba Resources Ltd. ORD                           1,472,102
            46,104  Nucor Corp.                                        3,967,249
            94,000  Oregon Steel Mills, Inc.(1)                        3,560,720
            19,768  Phelps Dodge Corp.                                 2,727,984
         1,895,000  PT Aneka Tambang Tbk ORD                             830,642
             6,827  Quanex Corporation                                   423,752
            20,410  Rio Tinto Ltd. ORD                                 1,079,576
            21,889  Ternium SA ADR(1)                                    515,486
            76,200  Titanium Metals Corp.(1)                           3,125,724
                                                                 ---------------
                                                                      39,246,337
                                                                 ---------------
MULTI-UTILITIES - 0.7%
            19,900  Dominion Resources Inc.                            1,494,490
            48,500  NiSource Inc.                                        995,705
           102,449  PG&E Corp.                                         3,898,184
            65,490  Veolia Environnement ORD(1)                        3,420,992
            24,900  Wisconsin Energy Corp.                             1,017,663
           108,100  XCEL Energy Inc.                                   2,006,336
                                                                 ---------------
                                                                      12,833,370
                                                                 ---------------
MULTILINE RETAIL - 1.1%
           471,573  Comercial Siglo XXI SA ORD(1)                      1,458,708
           158,100  Dollar General Corp.                               2,754,102
            39,619  Dollar Tree Stores Inc.(1)                         1,086,353

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
            55,900  Family Dollar Stores, Inc.                         1,437,748
             8,153  Federated Department Stores, Inc.                    579,189
           107,211  J.C. Penney Co. Inc.                               6,286,853
            31,758  Lojas Renner SA ORD                                1,752,037
            20,359  Lotte Shopping Co. GDR
                    (Acquired 1/27/06-2/20/06,
                    Cost $424,219)(1)(3)                                 429,982
           578,500  Parkson Retail Group Ltd. ORD(1)                   1,468,965
            14,840  PPR ORD                                            1,711,056
            52,900  Target Corporation                                 2,877,760
                                                                 ---------------
                                                                      21,842,753
                                                                 ---------------
OFFICE ELECTRONICS - 0.1%
            78,100  Xerox Corp.(1)                                     1,163,690
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 4.7%
            29,500  Anadarko Petroleum Corp.                           2,925,220
            36,900  Apache Corp.                                       2,469,348
            21,900  ATP Oil & Gas Corp.(1)                               815,775
           238,680  BG Group plc ORD                                   2,795,011
            27,700  BP plc ADR                                         1,839,834
           433,070  BP plc ORD                                         4,786,465
           107,180  Chevron Corp.                                      6,053,526
         3,724,000  China Petroleum & Chemical
                    Corp. Cl H ORD                                     2,244,053
            69,438  ConocoPhillips                                     4,232,940
             7,500  Devon Energy Corporation                             439,725
            67,650  ENI SpA ORD                                        1,932,673
            36,700  Equitable Resources Inc.                           1,334,412
           379,521  Exxon Mobil Corp.                                 22,532,161
            19,007  Kerr-McGee Corp.                                   1,856,984
            33,355  Marathon Oil Corp.                                 2,354,863
            20,400  Murphy Oil Corp.                                     956,148
            43,999  NovaTek OAO GDR                                    1,440,967
            18,093  OAO Gazprom ADR                                    1,530,668
            37,400  Peabody Energy Corp.                               1,805,298
            27,698  Petroleo Brasileiro SA ADR                         2,424,683
            15,100  Reliance Natural Resources Ltd.
                    ORD(1)                                                 1,705
            41,222  Repsol YPF, SA ORD                                 1,152,101
            92,900  Royal Dutch Shell plc Cl A ADR                     5,618,592
           115,300  Southwestern Energy Company(1)                     3,699,977
            57,315  Sunoco, Inc.                                       4,247,042
             4,666  Tesoro Corporation                                   281,873
            19,600  Total SA ORD                                       4,931,083
            46,648  Tupras Turkiye Petrol
                    Rafine ORD(1)                                        896,394
            63,100  Valero Energy Corp.                                3,394,149
                                                                 ---------------
                                                                      90,993,670
                                                                 ---------------
PAPER & FOREST PRODUCTS - 0.2%
            28,500  MeadWestvaco Corp.                                   792,870
           117,001  Nine Dragons Paper
                    Holdings Ltd. ORD(1)                                  51,276
            40,200  Weyerhaeuser Co.                                   2,745,258
                                                                 ---------------
                                                                       3,589,404
                                                                 ---------------

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
PERSONAL PRODUCTS - 0.1%
             1,360  Amorepacific Corp. ORD                               475,755
            44,686  Oriflame Cosmetics SA SDR                          1,454,595
                                                                 ---------------
                                                                       1,930,350
                                                                 ---------------
PHARMACEUTICALS - 2.7%
           109,800  Abbott Laboratories                                4,850,964
            53,782  Alpharma Inc. Cl A                                 1,626,906
            30,800  Astellas Pharma Inc. ORD                           1,197,615
            54,370  AstraZeneca plc ORD                                2,513,369
            23,000  Barr Pharmaceuticals Inc.(1)                       1,545,140
            36,600  Bristol-Myers Squibb Co.                             845,460
            30,400  Eisai Co. Ltd. ORD                                 1,421,101
            10,100  Eli Lilly and Company                                561,762
            18,600  Forest Laboratories, Inc.(1)                         853,740
           189,040  GlaxoSmithKline plc ORD                            4,795,548
            93,915  Johnson & Johnson                                  5,414,199
           110,222  King Pharmaceuticals, Inc.(1)                      1,791,108
             7,400  Kos Pharmaceuticals, Inc.(1)                         324,638
            45,000  Merck & Co., Inc.                                  1,568,700
           103,746  Novartis AG ORD                                    5,582,460
            17,500  Novo Nordisk AS Cl B ORD                           1,028,902
           151,000  Pfizer Inc.                                        3,954,690
            35,561  Roche Holding AG ORD                               5,255,347
            24,190  Sanofi-Aventis ORD                                 2,059,386
            33,819  Teva Pharmaceutical
                    Industries Ltd. ADR                                1,420,060
            39,300  Watson Pharmaceuticals, Inc.(1)                    1,178,214
            46,100  Wyeth                                              2,295,780
                                                                 ---------------
                                                                      52,085,089
                                                                 ---------------
REAL ESTATE - 0.5%
            81,617  CBL & Associates Properties, Inc.                  3,476,884
            49,539  Gafisa SA ORD(1)                                     573,892
             8,000  Leopalace21 Corp. ORD                                291,022
           460,055  Link Real Estate Investment Trust
                    (The) ORD(1)                                       1,008,093
            81,000  Mitsui Fudosan Co. Ltd. ORD                        1,700,769
             1,511  Rayonier, Inc.                                        65,124
            42,367  Rossi Residencial SA ORD                             564,627
           182,000  Tokyu Land Corp. ORD                               1,615,087
                                                                 ---------------
                                                                       9,295,498
                                                                 ---------------
ROAD & RAIL - 0.1%
               649  Burlington Northern
                    Santa Fe Corp.                                        51,037
               280  East Japan Railway
                    Company ORD                                        2,003,283
             4,752  Union Pacific Corp.                                  420,790
                                                                 ---------------
                                                                       2,475,110
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT - 2.2%
           105,100  Advanced Micro Devices, Inc.(1)                    4,064,218
            11,300  Advantest Corp. ORD                                1,301,555
           104,830  ASML Holding N.V. ORD(1)                           2,176,146
            17,408  ATI Technologies Inc.(1)                             276,439

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
            38,100  Broadcom Corp. Cl A(1)                             1,717,929
            52,200  Brooks Automation, Inc.(1)                           819,018
            20,700  Cymer, Inc.(1)                                       931,086
            23,600  Diodes Inc.(1)                                       891,608
            78,000  Freescale Semiconductor Inc.
                    Cl B(1)                                            2,109,120
            13,650  Hynix Semiconductor Inc. ORD(1)                      467,658
           190,018  Intel Corp.                                        3,914,371
            68,300  Intersil Corp. Cl A                                1,935,622
         1,799,571  King Yuan Electronics Co.
                    Ltd. ORD                                           1,536,128
            29,500  Lam Research Corp.(1)                              1,271,450
            41,600  Marvell Technology Group Ltd.(1)                   2,546,752
            51,300  Maxim Integrated Products, Inc.                    2,005,317
            30,200  MEMC Electronic Materials Inc.(1)                  1,011,398
            29,500  Microsemi Corporation(1)                             907,125
           144,345  National Semiconductor Corp.                       4,048,877
            62,600  Novellus Systems, Inc.(1)                          1,673,298
            40,754  OmniVision Technologies, Inc.(1)                   1,039,227
             6,460  Samsung Electronics ORD                            4,572,922
            54,918  Texas Instruments Inc.                             1,639,302
                                                                 ---------------
                                                                      42,856,566
                                                                 ---------------
SOFTWARE - 1.1%
            16,107  Autodesk, Inc.                                       606,429
             9,101  BMC Software Inc.(1)                                 199,039
            69,451  Cadence Design Systems Inc.(1)                     1,232,755
            37,600  Citrix Systems, Inc.(1)                            1,216,736
            16,200  Electronic Arts Inc.(1)                              841,914
            13,894  Intuit Inc.(1)                                       674,971
           448,052  Microsoft Corporation                             12,052,598
            91,060  Oracle Corp.(1)                                    1,130,965
            33,900  Red Hat Inc.(1)                                      910,893
             6,650  Reynolds & Reynolds Co. Cl A                         184,205
             7,550  SAP AG ORD                                         1,539,834
                                                                 ---------------
                                                                      20,590,339
                                                                 ---------------
SPECIALTY RETAIL - 1.7%
            25,900  Abercrombie & Fitch Co.                            1,743,588
            32,400  AnnTaylor Stores Corporation(1)                    1,176,120
           100,232  Barnes & Noble Inc.                                4,316,993
            76,800  Chico's FAS, Inc.(1)                               3,613,440
            68,800  Circuit City Stores Inc.                           1,653,264
            15,435  Dress Barn Inc.(1)                                   666,483
            79,700  Foot Locker, Inc.                                  1,841,867
            96,200  Gap, Inc. (The)                                    1,783,548
             9,800  Guess?, Inc.(1)                                      354,662
            88,476  Home Depot, Inc.                                   3,729,263
            42,140  Inditex SA ORD                                     1,513,901
            18,291  JD Group Ltd. ORD                                    272,594
            30,689  Lowe's Companies, Inc.                             2,092,376
             5,328  Pantry Inc. (The)(1)                                 315,258
            84,772  Payless ShoeSource, Inc.(1)                        2,009,096
            32,800  Ross Stores, Inc.                                    928,896
            27,000  Williams-Sonoma, Inc.(1)                           1,093,230

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
            33,300  Yamada Denki Co. Ltd. ORD                          3,613,998
                                                                 ---------------
                                                                      32,718,577
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 0.6%
            11,780  Adidas-Salomon AG ORD                              2,303,805
             6,400  Carter's, Inc.(1)                                    409,536
            56,540  Compagnie Financiere Richemont
                    AG Cl A ORD                                        2,462,757
            47,800  Liz Claiborne, Inc.                                1,722,234
            69,310  Luxottica Group SpA ORD                            1,949,520
             9,307  Phillips-Van Heusen                                  330,399
            37,000  Polo Ralph Lauren Corp.                            2,144,520
            18,400  VF Corp.                                           1,008,320
                                                                 ---------------
                                                                      12,331,091
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 1.0%
            29,326  Corus Bankshares Inc.                              1,761,026
            22,807  Downey Financial Corp.                             1,449,385
            19,300  Fannie Mae                                         1,055,324
           100,700  Freddie Mac                                        6,786,172
            29,399  Golden West Financial Corp.                        2,088,211
            25,710  Hypo Real Estate Holding AG ORD                    1,692,174
            22,000  MGIC Investment Corp.                              1,402,500
            91,985  Washington Mutual, Inc.                            3,927,760
                                                                 ---------------
                                                                      20,162,552
                                                                 ---------------
TOBACCO - 0.3%
            32,600  Altria Group Inc.                                  2,343,940
           130,570  British American Tobacco plc ORD                   3,113,000
             8,073  Loews Corp. - Carolina Group                         383,387
                                                                 ---------------
                                                                       5,840,327
                                                                 ---------------
TRADING COMPANIES & DISTRIBUTORS - 0.2%
            14,229  UAP Holding Corp.                                    309,623
            17,800  Watsco Inc.                                        1,239,236
            31,700  WESCO International Inc.(1)                        1,817,044
                                                                 ---------------
                                                                       3,365,903
                                                                 ---------------
TRANSPORTATION INFRASTRUCTURE - 0.2%
            86,875  Cintra Concesiones de
                    Infraestructuras de Transporte
                    SA ORD                                             1,153,941
            31,194  Grupo Aeroportuario del Pacifico
                    SA de CV ADR(1)                                      898,387
           483,410  Macquarie Infrastructure
                    Group ORD                                          1,256,939
                                                                 ---------------
                                                                       3,309,267
                                                                 ---------------
WATER UTILITIES(2)
           521,740  Inversiones Aguas Metropolitanas
                    SA ORD(1)                                            514,427
                                                                 ---------------

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                               VALUE
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION
SERVICES - 2.1%
           266,750  America Movil SA de CV
                    Series L ADR                                       9,264,227
           207,400  American Tower Corp. Cl A(1)                       6,601,542
            94,119  Bharti Tele-Ventures Ltd. ORD(1)                     768,045
           114,600  Crown Castle
                    International Corp.(1)                             3,592,710
           201,000  Digi.Com Bhd ORD(1)                                  473,419
               320  KDDI Corp. ORD                                     1,656,269
           165,496  NII Holdings, Inc.(1)                              8,476,705
            41,150  Rogers Communications Inc.
                    Cl B ORD                                           1,648,246
           118,400  SBA Communications Corp.
                    Cl A(1)                                            2,662,816
           160,989  Sprint Nextel Corp.                                3,868,566
            57,026  Vodafone Egypt
                    Telecommunications SAE ORD                         1,004,513
                                                                 ---------------
                                                                      40,017,058
                                                                 ---------------
TOTAL COMMON STOCKS                                                1,204,308,790
(Cost $986,353,442)                                              ---------------

PREFERRED STOCKS - 0.2%
DIVERSIFIED FINANCIAL SERVICES(2)
            23,712  Bradespar SA ORD                                     795,053
                                                                 ---------------
ELECTRIC UTILITIES(2)
        18,100,000  Cia Energetica de Minas
                    Gerais ORD                                           929,079
                                                                 ---------------
GAS UTILITIES - 0.1%
         7,960,000  Companhia de Gas de Sao Paulo
                    Cl A ORD                                           1,038,342
                                                                 ---------------
METALS & MINING - 0.1%
            46,000  Usinas Siderurgicas de Minas
                    Gerais SA ORD                                      1,516,365
                                                                 ---------------
WIRELESS TELECOMMUNICATION SERVICES(2)
             4,613  Telemig Celular Participacoes
                    SA ADR                                               260,542
                                                                 ---------------
TOTAL PREFERRED STOCKS                                                 4,539,381
(Cost $3,054,301)                                                ---------------

CORPORATE BONDS - 8.3%
AEROSPACE & DEFENSE - 0.1%
          $400,000  DRS Technologies Inc.,
                    7.625%, 2/1/18                                       413,000
           325,000  L-3 Communications Corp.,
                    6.125%, 7/15/13                                      321,750
           100,000  L-3 Communications Corp.,
                    6.375%, 10/15/15                                     100,250
         1,440,000  United Technologies Corp.,
                    4.375%, 5/1/10                                     1,405,159
           720,000  United Technologies Corp.,
                    5.40%, 5/1/35                                        720,292
                                                                 ---------------
                                                                       2,960,451
                                                                 ---------------
BEVERAGES - 0.1%
         1,270,000  Fortune Brands Inc.,
                    5.375%, 1/15/16                                    1,248,931

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
           950,000  Miller Brewing Co., 4.25%,
                    8/15/08 (Acquired 8/6/03-1/6/04,
                    Cost $952,637)(3)                                    929,358
                                                                 ---------------
                                                                       2,178,289
                                                                 ---------------
BIOTECHNOLOGY - 0.1%
         1,190,000  Genentech, Inc., 4.75%, 7/15/15                    1,149,334
                                                                 ---------------
BUILDING PRODUCTS(2)
           500,000  MAAX Corp., 9.75%, 6/15/12                           422,500
           375,000  Nortek Inc., 8.50%, 9/1/14                           375,938
                                                                 ---------------
                                                                         798,438
                                                                 ---------------
CAPITAL MARKETS - 0.4%
         1,900,000  Goldman Sachs Group, Inc.
                    (The), 5.25%, 10/15/13                             1,885,384
         1,390,000  Lehman Brothers Holdings Inc.,
                    5.00%, 1/14/11                                     1,377,265
         1,100,000  Merrill Lynch & Co., Inc.,
                    2.07%, 6/12/06                                     1,091,158
           880,000  Merrill Lynch & Co., Inc.,
                    4.25%, 2/8/10                                        852,672
         1,340,000  Merrill Lynch & Co., Inc.,
                    4.79%, 8/4/10                                      1,313,686
           630,000  Morgan Stanley, 4.00%, 1/15/10                       603,111
           500,000  Morgan Stanley, 4.25%, 5/15/10                       480,793
           690,000  Morgan Stanley, 5.05%, 1/21/11                       683,547
                                                                 ---------------
                                                                       8,287,616
                                                                 ---------------
CHEMICALS(2)
           199,000  Huntsman ICI Chemicals,
                    10.125%, 7/1/09                                      204,970
            46,000  IMC Global Inc., 10.875%, 6/1/08                      51,175
           324,000  Lyondell Chemical Co.,
                    9.50%, 12/15/08                                      340,200
                                                                 ---------------
                                                                         596,345
                                                                 ---------------
COMMERCIAL BANKS - 0.6%
         2,300,000  Bank of America Corp.,
                    4.375%, 12/1/10                                    2,226,700
         1,080,000  PNC Bank N.A., 4.875%, 9/21/17                     1,032,158
           940,000  PNC Funding Corp.,
                    5.125%, 12/14/10                                     938,579
         1,100,000  SouthTrust Corp., 5.80%, 6/15/14                   1,125,312
         1,100,000  Wachovia Bank N.A.,
                    4.80%, 11/1/14                                     1,056,581
         1,720,000  Wachovia Bank N.A.,
                    4.875%, 2/1/15                                     1,658,476
         1,500,000  Wells Fargo & Co.,
                    4.20%, 1/15/10                                     1,451,987
         1,310,000  Wells Fargo & Co.,
                    4.625%, 8/9/10                                     1,286,035
                                                                 ---------------
                                                                      10,775,828
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 0.2%
           600,000  Allied Waste North America, Inc.,
                    6.375%, 4/15/11                                      594,000
           325,000  Casella Waste Systems Inc.,
                    9.75%, 2/1/13                                        348,563
           600,000  Cenveo Corp., 7.875%, 12/1/13                        597,000
           500,000  Corrections Corp. of America,
                    6.25%, 3/15/13                                       498,750
           325,000  FTI Consulting Inc.,
                    7.625%, 6/15/13                                      342,063
           890,000  Waste Management, Inc.,
                    7.00%, 7/15/28                                     1,000,484
                                                                 ---------------
                                                                       3,380,860
                                                                 ---------------

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT(2)
           375,000  Lucent Technologies Inc.,
                    6.45%, 3/15/29                                       318,281
                                                                 ---------------
COMPUTERS & PERIPHERALS(2)
           500,000  Xerox Corp., 6.875%, 8/15/11                         519,375
                                                                 ---------------
CONSTRUCTION MATERIALS(2)
           300,000  ACIH Inc., VRN, 0.00%, 12/15/07
                    (Acquired 12/21/04, Cost
                    $215,373)(3)(4)                                      222,000
                                                                 ---------------
CONSUMER FINANCE(2)
           650,000  American Express Centurion Bank,
                    4.375%, 7/30/09                                      634,871
                                                                 ---------------
CONTAINERS & PACKAGING - 0.1%
           450,000  Ball Corp., 6.875%, 12/15/12                         460,125
           250,000  Graham Packaging Co. Inc.,
                    8.50%, 10/15/12                                      255,938
           400,000  Graham Packaging Co. Inc.,
                    9.875%, 10/15/14                                     408,000
                                                                 ---------------
                                                                       1,124,063
                                                                 ---------------
DISTRIBUTORS(2)
           375,000  Amscan Holdings Inc.,
                    8.75%, 5/1/14                                        328,125
                                                                 ---------------
DIVERSIFIED - 0.4%
         1,470,000  Dow Jones CDX High Yield
                    Secured Note, 8.75%,
                    12/29/10 (Acquired 12/12/05,
                    Cost $1,464,488)(3)                                1,489,294
         2,560,976  Lehman Brothers TRAINS(reg.sm),
                    Series 2005-1, 7.65%,
                    6/15/15 (Acquired 7/20/05,
                    Cost $2,690,305)(3)                                2,632,463
         2,470,000  Morgan Stanley TRACERS(reg.sm),
                    7.71%, 3/1/32 (Acquired
                    3/15/02-8/28/02,
                    Cost $2,610,712)(3)                                2,994,327
                                                                 ---------------
                                                                       7,116,084
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 0.8%
         1,000,000  American General Finance Corp.,
                    Series 2002 H, 4.50%, 11/15/07                       990,786
         4,196,000  Citigroup Inc., 5.00%, 9/15/14                     4,113,107
         1,930,000  Ford Motor Credit Co.,
                    6.50%, 1/25/07                                     1,906,878
           300,000  Ford Motor Credit Co.,
                    6.625%, 6/16/08                                      279,443
           325,000  Ford Motor Credit Co.,
                    7.25%, 10/25/11                                      290,983
           870,000  General Electric Capital Corp.,
                    6.125%, 2/22/11                                      905,545
           750,000  General Motors Acceptance Corp.,
                    6.875%, 9/15/11                                      672,274
           300,000  General Motors Acceptance Corp.,
                    6.75%, 12/1/14                                       265,451
           325,000  General Motors Acceptance Corp.,
                    8.00%, 11/1/31                                       297,564
         1,500,000  HSBC Finance Corp.,
                    4.125%, 11/16/09                                   1,445,917
         1,715,000  HSBC Finance Corp.,
                    4.75%, 4/15/10                                     1,683,049
           870,000  HSBC Finance Corp.,
                    4.625%, 9/15/10                                      847,169
         1,150,000  J.P. Morgan Chase & Co.,
                    6.75%, 2/1/11                                      1,222,915
                                                                 ---------------
                                                                      14,921,081
                                                                 ---------------

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 0.4%
         1,437,000  AT&T Corp., 9.05%, 11/15/11                        1,575,961
           350,000  Cincinnati Bell Inc.,
                    8.375%, 1/15/14                                      355,250
           250,000  Intelsat Bermuda Ltd., 8.25%,
                    1/15/13 (Acquired 1/24/05, Cost
                    $250,000)(3)                                         256,875
           975,000  Intelsat Bermuda Ltd., 8.625%,
                    1/15/15 (Acquired 1/24/05-
                    11/8/05, Cost $976,188)(3)                         1,016,438
           675,000  Qwest Communications
                    International Inc., 7.50%, 2/15/14                   696,938
           475,000  Qwest Corp., 7.875%, 9/1/11                          510,625
           750,000  Sprint Capital Corp.,
                    8.375%, 3/15/12                                      862,656
           450,000  Sprint Capital Corp.,
                    8.75%, 3/15/32                                       592,864
         1,600,000  Telecom Italia Capital SA,
                    4.00%, 1/15/10                                     1,514,882
           700,000  Telecom Italia Capital SA,
                    5.25%, 10/1/15                                       669,894
                                                                 ---------------
                                                                       8,052,383
                                                                 ---------------
ELECTRIC UTILITIES - 0.3%
         1,280,000  Carolina Power & Light Co.,
                    5.15%, 4/1/15                                      1,257,935
         1,090,000  Carolina Power & Light Co.,
                    5.25%, 12/15/15                                    1,081,524
           650,000  CenterPoint Energy Resources
                    Corp., 6.50%, 2/1/08                                 663,027
           890,000  Florida Power & Light Co.,
                    5.65%, 2/1/37                                        897,503
           720,000  Florida Power Corp.,
                    4.50%, 6/1/10                                        700,278
           400,000  MSW Energy Holdings LLC/MSW
                    Energy Finance Co., Inc.,
                    8.50%, 9/1/10                                        428,000
           950,000  Southern California Edison Co.,
                    5.625%, 2/1/36                                       946,265
                                                                 ---------------
                                                                       5,974,532
                                                                 ---------------
ELECTRONIC EQUIPMENT & INSTRUMENTS(2)
           250,000  Celestica Inc., 7.625%, 7/1/13                       251,250
           500,000  Flextronics International Ltd.,
                    6.50%, 5/15/13                                       506,250
                                                                 ---------------
                                                                         757,500
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 0.1%
           500,000  Hanover Compressor Co.,
                    8.625%, 12/15/10                                     530,625
           625,000  Newpark Resources,
                    8.625%, 12/15/07                                     630,469
           350,000  Universal Compression Inc.,
                    7.25%, 5/15/10                                       364,000
                                                                 ---------------
                                                                       1,525,094
                                                                 ---------------
FOOD & STAPLES RETAILING - 0.2%
           550,000  Ingles Markets, Inc.,
                    8.875%, 12/1/11                                      574,750
           650,000  Kroger Co. (The), 6.80%, 4/1/11                      681,780
           600,000  Safeway Inc., 6.50%, 3/1/11                          619,951
         1,190,000  Wal-Mart Stores, Inc.,
                    4.125%, 7/1/10                                     1,148,018
           500,000  Wal-Mart Stores, Inc.,
                    5.25%, 9/1/35                                        483,628
                                                                 ---------------
                                                                       3,508,127
                                                                 ---------------
FOOD PRODUCTS - 0.2%
           950,000  Archer-Daniels-Midland Co.,
                    5.375%, 9/15/35                                      913,320
         1,650,000  Cadbury Schweppes U.S. Finance
                    LLC, 3.875%, 10/1/08 (Acquired
                    6/14/05-11/28/05,
                    Cost $1,614,100)(3)                                1,593,890
           650,000  Cadbury Schweppes U.S. Finance
                    LLC, 5.125%, 10/1/13 (Acquired
                    9/22/03, Cost $646,334)(3)                           637,802

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
            16,000  Dole Food Company, Inc.,
                    8.875%, 3/15/11                                       16,220
                                                                 ---------------
                                                                       3,161,232
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 0.2%
         1,160,000  Baxter Financial Corp., 4.75%,
                    10/15/10 (Acquired 9/28/05,
                    Cost $1,156,450)(3)                                1,134,294
         1,000,000  Beckman Coulter, Inc.,
                    7.45%, 3/4/08                                      1,040,057
           425,000  Fisher Scientific International Inc.,
                    6.75%, 8/15/14                                       445,188
           325,000  Sybron Dental Specialties Inc.,
                    8.125%, 6/15/12                                      344,500
           325,000  Universal Hospital Services Inc.,
                    10.125%, 11/1/11                                     341,250
                                                                 ---------------
                                                                       3,305,289
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 0.2%
           375,000  Alliance Imaging, Inc.,
                    7.25%, 12/15/12                                      315,938
           400,000  Genesis HealthCare Corp.,
                    8.00%, 10/15/13                                      423,000
           600,000  HCA Inc., 6.95%, 5/1/12                              620,221
           225,000  HCA Inc., 7.50%, 11/6/33                             230,678
         1,290,000  Laboratory Corp. of America
                    Holdings, 5.625%, 12/15/15                         1,299,524
           125,000  Omnicare Inc., 6.875%, 12/15/15                      128,125
                                                                 ---------------
                                                                       3,017,486
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 0.4%
           178,848  Eldorado Casino Shreveport,
                    10.00%, 8/1/12                                       143,973
           500,000  Herbst Gaming Inc.,
                    8.125%, 6/1/12                                       523,750
           450,000  Intrawest Corp., 7.50%, 10/15/13                     460,125
           500,000  Isle of Capri Casinos Inc.,
                    7.00%, 3/1/14                                        502,500
            46,000  Mandalay Resort Group,
                    9.375%, 2/15/10                                       50,715
           500,000  MGM Mirage, 8.50%, 9/15/10                           544,374
           300,000  MGM Mirage, 6.75%, 9/1/12                            306,375
           200,000  Penn National Gaming, Inc.,
                    8.875%, 3/15/10                                      208,876
           300,000  Penn National Gaming, Inc.,
                    6.875%, 12/1/11                                      307,500
           475,000  Resorts International Hotel and
                    Casino Inc., 11.50%, 3/15/09                         526,063
           350,000  Royal Caribbean Cruises Ltd.,
                    6.875%, 12/1/13                                      371,187
           275,000  Six Flags Inc., 8.875%, 2/1/10                       278,438
           350,000  Six Flags Inc., 9.75%, 4/15/13                       359,625
           275,000  Starwood Hotels & Resorts
                    Worldwide Inc., 7.875%, 5/1/12                       303,188
           400,000  Starwood Hotels & Resorts
                    Worldwide Inc., 7.375%, 11/15/15                     436,000
           500,000  Trump Entertainment
                    Resorts, Inc., 8.50%, 6/1/15                         501,250
           500,000  Wynn Las Vegas LLC,
                    6.625%, 12/1/14                                      495,000
         1,650,000  Yum! Brands Inc.,
                    8.875%, 4/15/11                                    1,885,987
                                                                 ---------------
                                                                       8,204,926
                                                                 ---------------
HOUSEHOLD DURABLES - 0.1%
           125,000  Beazer Homes USA Inc.,
                    8.375%, 4/15/12                                      130,625
           650,000  D.R. Horton Inc., 7.875%, 8/15/11                    708,380
           150,000  KB Home, 9.50%, 2/15/11                              157,688
           500,000  KB Home, 6.375%, 8/15/11                             495,136
           425,000  Sealy Mattress Co.,
                    8.25%, 6/15/14                                       446,250
           275,000  Standard Pacific Corp.,
                    9.25%, 4/15/12                                       283,938
           250,000  William Lyon Homes, Inc.,
                    10.75%, 4/1/13                                       253,750
                                                                 ---------------
                                                                       2,475,767
                                                                 ---------------

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS(2)
            36,000  Spectrum Brands Inc.,
                    7.375%, 2/1/15                                        31,230
                                                                 ---------------
INDEPENDENT POWER PRODUCERS &
ENERGY TRADERS - 0.1%
           525,000  AES Corporation (The),
                    8.875%, 2/15/11                                      570,938
           500,000  AES Corporation (The), 8.75%,
                    5/15/13 (Acquired 5/14/04, Cost
                    $510,000)(3)                                         545,000
           300,000  NRG Energy Inc., 7.375%, 2/1/16                      309,750
                                                                 ---------------
                                                                       1,425,688
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 0.2%
         3,360,000  General Electric Co.,
                    5.00%, 2/1/13                                      3,330,166
                                                                 ---------------
INSURANCE - 0.2%
         1,450,000  Allstate Financial Global Funding,
                    4.25%, 9/10/08 (Acquired 9/3/03,
                    Cost $1,447,158)(3)                                1,419,770
         1,000,000  Genworth Financial Inc.,
                    5.75%, 6/15/14                                     1,025,431
           650,000  Genworth Financial Inc.,
                    4.95%, 10/1/15                                       628,804
         1,100,000  Monumental Global Funding II,
                    3.85%, 3/3/08 (Acquired 2/5/03,
                    Cost $1,099,978)(3)                                1,073,816
           720,000  Prudential Financial Inc.,
                    5.40%, 6/13/35                                       689,842
                                                                 ---------------
                                                                       4,837,663
                                                                 ---------------
IT SERVICES(2)
           400,000  Sungard Data Systems Inc.,
                    9.125%, 8/15/13 (Acquired
                    7/27/05, Cost $414,625)(3)                           427,500
                                                                 ---------------
MACHINERY - 0.1%
           690,000  Dover Corp., 5.375%, 10/15/35                        672,008
         1,300,000  John Deere Capital Corp.,
                    4.50%, 8/25/08                                     1,281,355
            36,000  Terex Corp., 7.375%, 1/15/14                          37,260
                                                                 ---------------
                                                                       1,990,623
                                                                 ---------------
MEDIA - 0.7%
           400,000  Cablevision Systems Corp.,
                    8.00%, 4/15/12                                       395,000
           325,000  Cadmus Communications Corp.,
                    8.375%, 6/15/14                                      331,500
           331,000  Charter Communications Holdings
                    I LLC, 11.00%, 10/1/15 (Acquired
                    9/28/05, Cost $318,070)(3)                           280,109
           475,000  Charter Communications Holdings
                    II LLC, 10.25%, 9/15/10                              476,188
           500,000  Cinemark Inc., VRN, 0.00%,
                    3/15/09(4)                                           375,000
           149,000  Comcast Cable Communications
                    Holdings Inc., 8.375%, 3/15/13                       171,064
         2,040,000  Comcast Corp., 5.90%, 3/15/16                      2,049,139
         1,400,000  Continental Cablevision, 8.30%,
                    5/15/06                                            1,408,655
         1,800,000  Cox Communications Inc.,
                    4.625%, 1/15/10                                    1,735,420
           400,000  CSC Holdings, Inc., 8.125%,
                    8/15/09                                              414,500
           250,000  CSC Holdings, Inc., 6.75%,
                    4/15/12 (Acquired 8/5/04, Cost
                    $241,250)(3)                                         243,125
           500,000  Dex Media Inc., 8.00%, 11/15/13                      520,000
           500,000  DirecTV Holdings LLC/DirecTV
                    Financing Co., Inc.,
                    8.375%, 3/15/13                                      538,750
           500,000  Echostar DBS Corp.,
                    6.375%, 10/1/11                                      491,250
           600,000  Imax Corp., 9.625%, 12/1/10                          622,500
           275,000  Mediacom LLC, 9.50%, 1/15/13                         276,375

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
           350,000  MediaNews Group, Inc.,
                    6.875%, 10/1/13                                      328,125
           500,000  News America Holdings,
                    7.75%, 1/20/24                                       563,157
           500,000  Primedia Inc., 8.875%, 5/15/11                       483,750
         1,200,000  Walt Disney Company,
                    5.50%, 12/29/06                                    1,203,874
                                                                 ---------------
                                                                      12,907,481
                                                                 ---------------
METALS & MINING - 0.1%
         1,470,000  Alcan Inc., 4.50%, 5/15/13                         1,393,304
           350,000  IPSCO Inc., 8.75%, 6/1/13                            384,125
           125,000  Massey Energy Co., 6.875%,
                    12/15/13 (Acquired 12/9/05,
                    Cost $124,054)(3)                                    125,313
                                                                 ---------------
                                                                       1,902,742
                                                                 ---------------
MULTI-UTILITIES - 0.2%
           250,000  CMS Energy Corp.,
                    7.50%, 1/15/09                                       259,375
         1,100,000  Dominion Resources Inc.,
                    4.125%, 2/15/08                                    1,076,543
           650,000  Dominion Resources Inc.,
                    4.75%, 12/15/10                                      630,325
         1,110,000  Nisource Finance Corp.,
                    5.25%, 9/15/17                                     1,068,627
         1,110,000  Pacific Gas & Electric Co.,
                    6.05%, 3/1/34                                      1,152,585
                                                                 ---------------
                                                                       4,187,455
                                                                 ---------------
MULTILINE RETAIL - 0.1%
           450,000  May Department Stores Co. (The),
                    3.95%, 7/15/07                                       441,213
         1,200,000  May Department Stores Co. (The),
                    4.80%, 7/15/09                                     1,180,015
           325,000  Neiman Marcus Group Inc.,
                    10.375%, 10/15/15 (Acquired
                    9/28/05, Cost $325,000)(3)                           343,688
                                                                 ---------------
                                                                       1,964,916
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 0.6%
           450,000  Chesapeake Energy Corp.,
                    7.50%, 6/15/14                                       481,500
         1,030,000  Devon Energy Corp.,
                    2.75%, 8/1/06                                      1,019,344
           425,000  El Paso Corp., 7.875%, 6/15/12                       452,625
           400,000  El Paso Corp., 7.80%, 8/1/31                         426,000
         2,050,000  Enterprise Products Operating L.P.,
                    4.95%, 6/1/10                                      2,006,523
           710,000  Enterprise Products Operating L.P.,
                    6.65%, 10/15/34                                      744,150
           550,000  Forest Oil Corp., 7.75%, 5/1/14                      577,500
           357,000  Magnum Hunter Resources Inc.,
                    9.60%, 3/15/12                                       387,345
           575,000  Massey Energy Co.,
                    6.625%, 11/15/10                                     590,813
           435,000  Nexen Inc., 5.875%, 3/10/35                          431,580
           300,000  Pacific Energy Partners
                    L.P./Pacific Energy Finance Corp.,
                    7.125%, 6/15/14                                      311,250
           600,000  Pemex Project Funding Master
                    Trust, 5.75%, 12/15/15 (Acquired
                    1/26/06, Cost $593,334)(3)                           599,850
         1,720,000  Premcor Refining Group Inc.
                    (The), 6.125%, 5/1/11                              1,765,617
           275,000  Range Resources Corp.,
                    7.375%, 7/15/13                                      289,438
           200,000  Williams Companies Inc.,
                    8.125%, 3/15/12                                      220,000
           500,000  Williams Companies Inc.,
                    7.875%, 9/1/21                                       561,250
           910,000  XTO Energy Inc., 5.30%, 6/30/15                      905,632
                                                                 ---------------
                                                                      11,770,417
                                                                 ---------------

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS - 0.1%
           300,000  Abitibi-Consolidated Inc.,
                    6.95%, 4/1/08                                        296,625
           450,000  Boise Cascade LLC,
                    7.125%, 10/15/14                                     429,750
           525,000  Georgia-Pacific Corp.,
                    7.70%, 6/15/15                                       530,250
            36,000  Jefferson Smurfit Corp.,
                    8.25%, 10/1/12                                        35,370
           320,000  Norske Skog Canada Ltd.,
                    7.375%, 3/1/14                                       296,000
                                                                 ---------------
                                                                       1,587,995
                                                                 ---------------
PERSONAL PRODUCTS(2)
           570,000  WH Holdings Ltd./WH Capital
                    Corp., 9.50%, 4/1/11                                 618,450
                                                                 ---------------
PHARMACEUTICALS(2)
           450,000  Schering-Plough Corp.,
                    5.30%, 12/1/13                                       454,412
                                                                 ---------------
REAL ESTATE - 0.1%
           610,000  ERP Operating L.P.,
                    5.125%, 3/15/16                                      592,902
           550,000  Host Marriott L.P.,
                    7.00%, 8/15/12                                       563,750
                                                                 ---------------
                                                                       1,156,652
                                                                 ---------------
ROAD & RAIL - 0.1%
         1,150,000  Canadian National Railway Co.,
                    6.25%, 8/1/34                                      1,279,951
            30,000  Norfolk Southern Corp.,
                    7.80%, 5/15/27                                        37,747
           770,000  Norfolk Southern Corp.,
                    5.64%, 5/17/29                                       770,209
                                                                 ---------------
                                                                       2,087,907
                                                                 ---------------
SOFTWARE - 0.1%
         1,520,000  Oracle Corp./Ozark Holding Inc.,
                    5.00%, 1/15/11 (Acquired
                    1/10/06, Cost $1,514,482)(3)                       1,502,158
                                                                 ---------------
SPECIALTY RETAIL - 0.2%
           450,000  Asbury Automotive Group Inc.,
                    9.00%, 6/15/12                                       465,750
           375,000  Asbury Automotive Group Inc.,
                    8.00%, 3/15/14                                       380,156
           450,000  Couche-Tard U.S. L.P./Couche-Tard
                    Finance Corp., 7.50%,
                    12/15/13                                             471,375
           350,000  Hertz Corp., 8.875%, 1/1/14
                    (Acquired 12/15/05, Cost
                    $357,875)(3)                                         367,500
           475,000  Hertz Corp., 10.50%, 1/1/16
                    (Acquired 12/15/05-1/27/06,
                    Cost $494,781)(3)                                    514,187
           300,000  Nell AF SARL, 8.375%, 8/15/15
                    (Acquired 8/4/05, Cost
                    $300,000)(3)                                         303,000
           375,000  Toys "R" Us, Inc.,
                    7.375%, 10/15/18                                     285,000
           275,000  United Auto Group, Inc.,
                    9.625%, 3/15/12                                      296,313
                                                                 ---------------
                                                                       3,083,281
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS(2)
           250,000  Perry Ellis International Inc.,
                    8.875%, 9/15/13                                      248,750
                                                                 ---------------

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE - 0.3%
         5,500,000  Countrywide Home Loans Inc.,
                    VRN, 4.64%, 3/27/06, resets
                    quarterly off the 3-month LIBOR
                    plus 0.12% with no caps                            5,499,203
                                                                 ---------------
TRADING COMPANIES & DISTRIBUTORS(2)
           550,000  United Rentals North
                    America, Inc., 6.50%, 2/15/12                        552,062
           161,000  United Rentals North America,
                    Inc., 7.75%, 11/15/13                                162,409
                                                                 ---------------
                                                                         714,471
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - 0.2%
           150,000  Dobson Communications Corp.,
                    8.875%, 10/1/13                                      151,875
         2,060,000  Nextel Communications Inc.,
                    5.95%, 3/15/14                                     2,073,200
           500,000  Nextel Communications Inc.,
                    7.375%, 8/1/15                                       529,184
           300,000  Nextel Partners Inc.,
                    8.125%, 7/1/11                                       319,500
           300,000  Rogers Wireless Communications
                    Inc., 7.25%, 12/15/12                                319,875
           350,000  Rogers Wireless Communications
                    Inc., 7.50%, 3/15/15                                 381,500
           162,000  SBA Communications Corp.,
                    8.50%, 12/1/12                                       179,010
           100,000  Syniverse Technologies Inc.,
                    7.75%, 8/15/13                                       100,750
           375,000  UbiquiTel Operating Company,
                    9.875%, 3/1/11                                       414,375
                                                                 ---------------
                                                                       4,469,269
                                                                 ---------------
TOTAL CORPORATE BONDS                                                161,491,806
(Cost $161,728,461)                                              ---------------

U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES(5) - 7.4%
       $16,000,000  FHLMC, 5.00%,
                    settlement date 3/16/06(6)                        15,790,000
            12,046  FHLMC, 6.50%, 12/1/12                                 12,336
            81,945  FHLMC, 7.00%, 6/1/14                                  84,545
           284,180  FHLMC, 6.50%, 6/1/16                                 291,215
           358,278  FHLMC, 6.50%, 6/1/16                                 367,147
         4,220,000  FHLMC, 4.50%, 1/1/19                               4,095,025
            15,799  FHLMC, 8.00%, 6/1/26                                  16,919
             3,185  FHLMC, 8.00%, 6/1/26                                   3,411
             3,844  FHLMC, 8.00%, 6/1/26                                   4,116
             1,855  FHLMC, 8.00%, 7/1/26                                   1,986
            14,852  FHLMC, 7.00%, 8/1/29                                  15,370
            64,805  FHLMC, 7.50%, 8/1/29                                  67,916
            94,227  FHLMC, 8.00%, 7/1/30                                 100,715
           104,155  FHLMC, 6.50%, 6/1/31                                 106,790
         1,936,937  FHLMC, 5.50%, 12/1/33                              1,924,651
        14,519,000  FNMA, 5.00%,
                    settlement date 3/13/06 (6)                       14,106,109
         2,484,120  FNMA, 5.00%,
                    settlement date 3/16/06 (6)                        2,451,516
         5,007,000  FNMA, 5.50%,
                    settlement date 3/13/06 (6)                        4,961,627
         7,344,000  FNMA, 5.50%,
                    settlement date 3/16/06 (6)                        7,378,429
        18,258,500  FNMA, 6.00%,
                    settlement date 3/13/06 (6)                       18,429,674
        13,135,000  FNMA, 6.00%,
                    settlement date 4/12/06 (6)                       13,245,833
         9,114,380  FNMA, 6.50%,
                    settlement date 4/12/06 (6)                        9,325,150
            76,939  FNMA, 6.50%, 3/1/12                                   78,983
             9,622  FNMA, 6.50%, 4/1/12                                    9,877
            62,498  FNMA, 6.50%, 4/1/12                                   64,158
             2,256  FNMA, 6.50%, 4/1/12                                    2,316
            75,377  FNMA, 6.50%, 4/1/12                                   77,379
            77,438  FNMA, 6.00%, 12/1/13                                  78,927

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
           263,330  FNMA, 6.00%, 4/1/14                                  268,396
            85,904  FNMA, 7.50%, 6/1/15                                   90,068
         5,201,428  FNMA, 4.50%, 5/1/19                                5,060,859
            11,545  FNMA, 7.00%, 5/1/26                                   11,983
            11,282  FNMA, 7.00%, 6/1/26                                   11,711
            22,843  FNMA, 7.50%, 3/1/27                                   23,960
            68,927  FNMA, 6.50%, 4/1/29                                   70,866
            70,154  FNMA, 6.50%, 6/1/29                                   72,127
           122,144  FNMA, 6.50%, 6/1/29                                  125,579
            63,937  FNMA, 7.00%, 7/1/29                                   66,313
            44,955  FNMA, 7.00%, 7/1/29                                   46,594
           172,366  FNMA, 6.50%, 8/1/29                                  177,213
            99,909  FNMA, 7.00%, 3/1/30                                  103,520
            42,259  FNMA, 8.00%, 7/1/30                                   45,152
            60,350  FNMA, 7.50%, 9/1/30                                   63,199
           417,695  FNMA, 6.50%, 9/1/31                                  428,901
           284,956  FNMA, 7.00%, 9/1/31                                  295,074
           166,602  FNMA, 6.50%, 1/1/32                                  170,996
         1,299,948  FNMA, 7.00%, 6/1/32                                1,345,192
           894,111  FNMA, 6.50%, 10/1/32                                 917,304
         1,557,104  FNMA, 5.50%, 6/1/33                                1,546,075
        15,187,688  FNMA, 5.50%, 7/1/33                               15,080,114
         4,108,731  FNMA, 5.50%, 8/1/33                                4,079,629
        10,766,853  FNMA, 5.00%, 11/1/33                              10,499,275
         6,436,828  FNMA, 5.50%, 1/1/34                                6,391,236
             5,359  GNMA, 9.00%, 4/20/25                                   5,841
             6,596  GNMA, 7.50%, 10/15/25                                  6,950
             2,746  GNMA, 7.50%, 11/15/25                                  2,894
             4,215  GNMA, 6.00%, 4/15/26                                   4,308
             5,476  GNMA, 6.00%, 4/15/26                                   5,596
             5,515  GNMA, 7.50%, 6/15/26                                   5,809
            44,857  GNMA, 7.00%, 12/15/27                                 46,918
            91,193  GNMA, 7.50%, 12/15/27                                 95,987
            41,253  GNMA, 6.50%, 1/15/28                                  43,113
           105,344  GNMA, 6.50%, 3/15/28                                 110,095
           149,392  GNMA, 6.00%, 5/15/28                                 152,646
            67,992  GNMA, 6.00%, 5/15/28                                  69,473
            14,565  GNMA, 6.50%, 5/15/28                                  15,222
             1,790  GNMA, 6.50%, 5/15/28                                   1,871
             3,189  GNMA, 6.50%, 5/15/28                                   3,333
           102,624  GNMA, 6.00%, 8/15/28                                 104,859
           204,026  GNMA, 7.00%, 5/15/31                                 213,212
         1,184,892  GNMA, 5.50%, 11/15/32                              1,189,605
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES                                           142,161,188
(Cost $142,471,950)                                              ---------------

COLLATERALIZED MORTGAGE
OBLIGATIONS(5) - 5.1%
        21,693,306  Banc of America Commercial
                    Mortgage Inc. STRIPS - COUPON,
                    Series 2004-1, Class XP, VRN,
                    0.73%, 3/1/06                                        495,562
         3,517,060  Banc of America Large Loan,
                    Series 2005 MIB1, Class A1, VRN,
                    4.72%, 3/15/06, resets monthly
                    off the 1-month LIBOR plus
                    0.15% with no caps (Acquired
                    11/18/05, Cost $3,517,060)(3)                      3,518,101
         6,000,000  Bank of America Mortgage
                    Securities, Series 2004 F, Class
                    2A5, VRN, 4.16%, 3/1/06                            5,799,390

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
         4,500,000  Bear Stearns Adjustable Rate
                    Mortgage Trust, Series 2005-4,
                    Class 2A2, 4.57%, 8/25/35                          4,352,463
        29,000,000  Bear Stearns Commercial
                    Mortgage Securities STRIPS -
                    COUPON, Series 2004 T16, Class
                    X2, VRN, 0.81%, 3/1/06                             1,008,243
           332,892  Citigroup Commercial Mortgage
                    Trust, Series 2004 FL1, Class A1,
                    VRN, 4.70%, 3/15/06, resets
                    monthly off the 1-month LIBOR
                    plus 0.13% with no caps
                    (Acquired 8/19/04-9/30/04,
                    Cost $332,903)(3)                                    333,132
        17,228,443  Commercial Mortgage Acceptance
                    Corp. STRIPS - COUPON, Series
                    1998 C2, Class X, VRN, 0.74%,
                    3/1/06                                               539,130
         1,502,223  Commercial Mortgage
                    Pass-Through Certificates, Series
                    2005 F10A, Class A1, VRN, 4.67%,
                    3/15/06, resets monthly off the
                    1-month LIBOR plus 0.10% with
                    no caps (Acquired 3/18/05, Cost
                    $1,502,223)(3)                                     1,502,995
         4,998,440  Commercial Mortgage
                    Pass-Through Certificates, Series
                    2005 FL11, Class A1, VRN, 4.72%,
                    3/15/06, resets monthly off the
                    1-month LIBOR plus 0.15% with
                    no caps (Acquired 11/18/05, Cost
                    $4,998,440)(3)                                     5,001,219
         6,654,850  FHLMC, Series 2541, Class EA,
                    5.00%, 3/1/16                                      6,637,342
         5,892,202  FHLMC, Series 2900, Class PA,
                    4.50%, 3/15/14                                     5,839,579
         3,753,047  FHLMC, Series 2937, Class KA,
                    4.50%, 12/15/14                                    3,718,875
         1,318,754  FNMA, Series 2003-52, Class KF
                    SEQ, VRN, 4.98%, 3/25/06,
                    resets monthly off the 1-month
                    LIBOR plus 0.40% with a cap of
                    7.50%                                              1,326,320
           959,385  GMAC Commercial Mortgage
                    Securities, Inc., Series 2002 C2,
                    Class A1 SEQ, 4.32%, 10/15/38                        955,520
         5,400,000  GMAC Commercial Mortgage
                    Securities, Inc., Series 2005 C1,
                    Class A2 SEQ, 4.47%, 5/10/43                       5,263,645
         5,960,000  Greenwich Capital Commercial
                    Funding Corp., Series 2005 GG5,
                    Class A5, 5.22%, 4/10/37                           5,932,566
         4,400,000  LB-UBS Commercial Mortgage
                    Trust, Series 2003 C5, Class A2
                    SEQ, 3.48%, 7/15/27                                4,238,194
         5,700,000  LB-UBS Commercial Mortgage
                    Trust, Series 2004 C4, Class A2,
                    VRN, 4.57%, 3/13/06                                5,610,903
         4,600,000  LB-UBS Commercial Mortgage
                    Trust, Series 2005 C3, Class A3,
                    SEQ, 4.65%, 7/30/30                                4,461,738
         5,920,000  LB-UBS Commercial Mortgage
                    Trust, Series 2005 C3, Class A5
                    SEQ, 4.74%, 7/15/30                                5,692,127
        10,200,000  LB-UBS Commercial Mortgage
                    Trust, Series 2006 C1, Class A4
                    SEQ, 5.16%, 2/15/31                               10,099,602
         2,505,803  Lehman Brothers Floating Rate
                    Commercial Mortgage Trust,
                    Series 2005 LLFA, Class A1, VRN,
                    4.67%, 3/15/06, resets monthly
                    off the 1-month LIBOR plus
                    0.10% with no caps (Acquired
                    7/25/05, Cost $2,505,803)(3)                       2,507,224
           191,988  MASTR Alternative Loans Trust,
                    Series 2003-8, Class 4A1, 7.00%,
                    12/25/33                                             192,674
         2,293,012  Wachovia Bank Commercial
                    Mortgage Trust, Series 2005
                    WL5A, Class A1, VRN, 4.67%,
                    3/15/06, resets monthly off the
                    1-month LIBOR plus 0.10% with
                    no caps (Acquired 3/24/05,
                    Cost $2,293,012)(3)                                2,294,321
         3,400,000  Washington Mutual, Inc., Series
                    2004 AR4, Class A6, 3.81%,
                    6/25/34                                            3,254,742
         2,900,000  Washington Mutual, Inc., Series
                    2004 AR9, Class A6, 4.28%,
                    8/25/34                                            2,807,249
         4,500,000  Washington Mutual, Inc., Series
                    2004 AR9, Class A7, VRN, 4.18%,
                     3/1/06                                            4,357,395

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
         1,807,390  Washington Mutual, Inc., Series
                    2005 AR11, Class A1C1, VRN,
                    4.78%, 3/25/06, resets monthly
                    off the 1-month LIBOR plus
                    0.20% with a cap of 10.50%                         1,805,975
                                                                 ---------------
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS                                                           99,546,226
(Cost $100,643,296)                                              ---------------

U.S. GOVERNMENT AGENCY SECURITIES - 4.7%
         9,850,000  FHLB, 4.625%, 2/1/08                               9,803,616
         4,170,000  FHLMC, 4.25%, 2/28/07                              4,142,532
         3,780,000  FHLMC, 4.90%, 11/3/08                              3,756,156
         8,700,000  FHLMC, 6.625%, 9/15/09                             9,175,272
        13,100,000  FHLMC, 7.00%, 3/15/10                             14,094,172
        13,540,000  FNMA, 5.25%, 4/15/07                              13,586,686
         7,600,000  FNMA, 2.50%, 6/15/08                               7,211,374
         4,300,000  FNMA, 4.50%, 10/15/08                              4,258,453
         4,200,000  FNMA, 6.125%, 3/15/12                              4,458,355
        14,700,000  FNMA, 5.80%, 2/9/26                               14,757,977
         5,000,000  FNMA, 6.625%, 11/15/30                             6,198,320
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES                               91,442,913
(Cost $92,130,114)                                               ---------------

COMMERCIAL PAPER(7) - 4.6%
         5,500,000  Alcon Capital Corp., 4.55%,
                    4/24/06 (Acquired 2/22/06, Cost
                    $5,457,643)(3)                                     5,461,836
         5,500,000  Allied Irish Banks N.A., 4.50%,
                    3/20/06 (Acquired 2/22/06, Cost
                    $5,482,145)(3)                                     5,486,810
         5,500,000  Amsterdam Funding Corp., 4.55%,
                    4/3/06 (Acquired 2/22/06, Cost
                    $5,472,194)(3)                                     5,476,719
         5,500,000  Bank of New York Co., Inc. (The),
                    4.47%, 3/21/06                                     5,486,124
         5,500,000  Canadian Imperial Holdings,
                    4.55%, 4/12/06                                     5,470,421
         5,500,000  Diageo Capital plc, 4.55%,
                    3/27/06 (Acquired 2/2/06, Cost
                    $5,463,158)(3)                                     5,481,619
         5,500,000  First Data Corp., 4.51%, 3/7/06                    5,495,837
        11,000,000  Gannett Co., Inc., 4.47%, 3/22/06
                    (Acquired 2/2/06-2/8/06, Cost
                    $10,938,538)(3)                                   10,970,872
         5,500,000  General Electric Co.,
                    4.49%, 3/29/06                                     5,480,607
         5,500,000  HBOS Treasury Services plc,
                    4.61%, 5/8/06                                      5,451,496
         5,500,000  John Deere Capital Corp., 4.53%,
                    3/14/06 (Acquired 2/8/06, Cost
                    $5,476,469)(3)                                     5,490,567
         5,500,000  Korea Development Bank,
                    4.52%, 3/1/06                                      5,500,000
         5,500,000  Legacy Capital LLC, 4.56%,
                    4/6/06 (Acquired 2/9/06, Cost
                    $5,460,987)(3)                                     5,474,557
         5,500,000  Paradigm Funding LLC, 4.53%,
                    3/15/06 (Acquired 2/16/06, Cost
                    $5,481,314)(3)                                     5,490,166
         5,800,000  Spintab AB, 4.59%, 4/25/06                         5,758,709
                                                                 ---------------
TOTAL COMMERCIAL PAPER                                                87,976,340
(Cost $87,981,233)                                               ---------------

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
U.S. TREASURY SECURITIES - 3.7%
         9,730,000  U.S. Treasury Bonds,
                    8.125%, 8/15/19(8)                                13,023,761
         2,750,000  U.S. Treasury Bonds,
                    8.00%, 11/15/21(8)                                 3,747,521
         9,730,000  U.S. Treasury Bonds,
                    6.25%, 8/15/23(8)                                 11,508,012
         1,300,000  U.S. Treasury Bonds,
                    6.125%, 11/15/27                                   1,554,618
         6,894,000  U.S. Treasury Bonds,
                    6.25%, 5/15/30                                     8,494,435
           810,000  U.S. Treasury Bonds,
                    5.375%, 2/15/31                                      901,916
         5,230,000  U.S. Treasury Bonds,
                    4.50%, 2/15/36(8)                                  5,228,776
        12,560,000  U.S. Treasury Notes,
                    4.25%, 10/15/10(8)                                12,369,151
         2,100,000  U.S. Treasury Notes,
                    4.50%, 11/15/10                                    2,089,666
        12,075,000  U.S. Treasury Notes,
                    4.50%, 11/15/15                                   11,991,996
                                                                 ---------------
TOTAL U.S. TREASURY SECURITIES                                        70,909,852
(Cost $70,458,786)                                               ---------------

ASSET-BACKED SECURITIES(5) - 1.9%
            42,751  ABSC Net Interest Margin, Series
                    2004 HE5, Class A1, 5.00%,
                    8/27/34 (Acquired 6/22/04,
                    Cost $50,650)(3)                                      42,616
         2,357,000  Ameriquest Mortgage Securities
                    Inc., Series 2006 R1, Class A2A,
                    VRN, 4.65%, 3/25/06, resets
                    monthly off the 1-month LIBOR
                    plus 0.08% with no caps                            2,357,000
            21,432  AQ Finance Net Interest Margin,
                    Series 2004 RN5, Class A, 5.19%,
                    6/29/34 (Acquired 6/24/04,
                    Cost $21,432)(3)                                      21,346
            28,451  Argent Net Interest Margin, Series
                    2004 WN9, Class A, 5.19%,
                    10/25/34 (Acquired 9/9/04,
                    Cost $28,450)(3)                                      28,426
            12,255  Argent Net Interest Margin, Series
                    2004 WN10, Class A, 4.21%,
                    11/25/34 (Acquired 10/19/04,
                    Cost $12,255)(3)                                      12,252
            31,990  Asset Backed Funding Corp. Net
                    Interest Margin, Series 2004
                    OPT4, Class N1, 4.45%, 5/26/34                        31,915
         4,700,000  Capital One Prime Auto
                    Receivables Trust, Series 2004-2,
                    Class A4, VRN, 4.63%, 3/15/06,
                    resets monthly off the 1-month
                    LIBOR plus 0.06% with no caps                      4,705,894
         4,750,000  CNH Equipment Trust, Series
                    2004 A, Class A3A, VRN, 4.64%,
                    3/15/06, resets monthly off the
                    1-month LIBOR plus 0.07% with
                    no caps                                            4,754,422
            34,345  Countrywide Asset-Backed
                    Certificates, Series 2004-5N,
                    Class N1, 5.50%, 10/25/35                             34,295
            40,880  Countrywide Asset-Backed
                    Certificates, Series 2004-11N,
                    Class N, 5.25%, 4/25/36
                    (Acquired 10/27/04, Cost
                    $40,858)(3)                                           40,754
         2,595,858  Countrywide Asset-Backed
                    Certificates, Series 2005-7, Class
                    3AV1, VRN, 4.70%, 3/25/06,
                    resets monthly off the 1-month
                    LIBOR plus 0.12% with no caps                      2,597,385
         2,569,482  Countrywide Asset-Backed
                    Certificates, Series 2005-8, Class
                    2A1, VRN, 4.71%, 3/25/06, resets
                    monthly off the 1-month LIBOR
                    plus 0.13% with no caps                            2,571,174
         1,461,909  First Franklin Mortgage Loan
                    Asset Backed Certificates, Series
                    2005 FF4, Class 2A1, VRN, 4.66%,
                    3/25/06, resets monthly off the
                    1-month LIBOR plus 0.08%
                    with no caps                                       1,462,932
            38,430  GSAMP Net Interest Margin,
                    Series 2004, Class N1, 5.50%,
                    9/25/34 (Acquired 9/20/04,
                    Cost $38,447)(3)                                      38,443
            30,862  Long Beach Asset Holdings Corp.,
                    Series 2004-5, Class C and P,
                    5.00%, 9/25/34 (Acquired
                    9/15/04, Cost $30,929)(3)                             30,809
           194,698  Long Beach Asset Holdings Corp.,
                    Series 2005-1, Class N1, 4.12%,
                    2/25/35 (Acquired 1/19/05,
                    Cost $194,698)(3)                                    194,235

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
         3,310,000  Long Beach Mortgage Loan Trust,
                    Series 2006-2, Class 2A1,
                    VRN, 4.74%, 4/25/06, resets
                    monthly off the 1-month LIBOR
                    plus 0.07% with no caps(6)                         3,310,000
         1,895,680  NovaStar Home Equity Loan,
                    Series 2005-1, Class A2A, VRN,
                    4.70%, 3/27/06, resets monthly
                    off the 1-month LIBOR plus
                    0.12% with a cap of 11.00%                         1,897,208
         8,462,498  NovaStar Home Equity Loan,
                    Series 2005-4, Class A2A, VRN,
                    4.67%, 3/27/06, resets monthly
                    off the 1-month LIBOR plus
                    0.09% with a cap of 11.00%                         8,468,143
           684,265  Residential Asset Mortgage
                    Products Inc., Series 2004 RS10,
                    Class AII1, VRN, 4.75%, 3/27/06,
                    resets monthly off the 1-month
                    LIBOR plus 0.17% with a cap
                    of 14.00%                                            684,777
           450,000  Residential Asset Securities Corp.,
                    Series 2004 KS2, Class MI1,
                    4.71%, 3/25/34                                       434,923
            52,531  Sail Net Interest Margin Notes,
                    Series 2004-8A, Class A, 5.00%,
                    9/27/34 (Acquired 9/13/04,
                    Cost $52,646)(3)                                      52,398
            22,462  Sail Net Interest Margin Notes,
                    Series 2004 BNCA, Class A,
                    5.00%, 9/27/34 (Acquired 8/5/04,
                    Cost $22,429)(3)                                      22,451
             5,004  Sharps SP I LLC Net Interest
                    Margin Trust, Series 2004 OP1N,
                    Class NA, 5.19%, 4/25/34
                    (Acquired 6/9/04, Cost $5,004)(3)                      5,004
         3,730,000  SLM Student Loan Trust, Series
                    2006-2, Class A1, VRN, 4.67%,
                    4/25/06, resets quarterly off the
                    3-month LIBOR minus 0.03%
                    with no caps                                       3,728,247
                                                                 ---------------
TOTAL ASSET-BACKED SECURITIES                                         37,527,049
(Cost $37,522,854)                                               ---------------

ZERO-COUPON U.S. TREASURY SECURITIES
AND EQUIVALENTS(9) - 0.2%
         3,420,000  CATS, 3.66%, 5/15/06                               3,387,137
           704,500  TBR, 3.66%, 5/15/06                                  697,802
                                                                 ---------------
TOTAL ZERO-COUPON U.S. TREASURY
SECURITIES AND EQUIVALENTS                                             4,084,939
(Cost $4,093,754)                                                ---------------

MUNICIPAL SECURITIES - 0.2%
         1,150,000  Illinois GO, (Taxable Pension),
                    5.10%, 6/1/33                                      1,123,907
         2,240,000  Orange County Housing Finance
                    Auth. Rev., Series 2002 B,
                    (Millenia), VRDN, 4.58%, 3/1/06
                    (LOC: Keybank N.A.)                                2,240,000
                                                                 ---------------
TOTAL MUNICIPAL SECURITIES                                             3,363,907
(Cost $3,394,587)                                                ---------------

SOVEREIGN GOVERNMENTS & AGENCIES - 0.1%
         1,320,000  Province of Quebec,
                    5.00%, 7/17/09                                     1,319,640
         1,430,000  Republic of Italy, 4.00%, 6/16/08                  1,400,134
                                                                 ---------------
TOTAL SOVEREIGN GOVERNMENTS & AGENCIES                                 2,719,774
(Cost $2,775,863)                                                ---------------

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
                                                                      VALUE
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS - 5.5%
Repurchase Agreement, Bank of America
Securities, LLC, (collateralized by various U.S.
Treasury obligations, 4.375% - 4.75%,
11/15/08, valued at $14,909,150), in a joint
trading account at 4.48%, dated 2/28/06,
due 3/1/06 (Delivery value $14,601,817)(8)                            14,600,000
Repurchase Agreement, Deutsche Bank
Securities, Inc., (collateralized by various U.S.
Treasury obligations, 1.875%, 7/15/13, valued at
$93,422,094), in a joint trading account at
4.47%, dated 2/28/06, due 3/1/06
(Delivery value $91,511,361)(8)                                       91,500,000
                                                                 ---------------
TOTAL TEMPORARY CASH INVESTMENTS                                     106,100,000
(Cost $106,100,000)                                              ---------------

TOTAL INVESTMENT SECURITIES - 104.1%                               2,016,172,165
                                                                 ---------------
(Cost $1,798,708,641)

OTHER ASSETS AND LIABILITIES - (4.1)%                               (79,728,421)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                         $1,936,443,744
                                                                 ===============

FUTURES CONTRACTS*
                                  Expiration      Underlying Face    Unrealized
Contracts Purchased               Date            Amount at Value    Gain (Loss)
--------------------------------------------------------------------------------
75 U.S. Treasury 10-Year Notes    June 2006         $ 8,092,969        $23,855
29 U.S. Treasury 2-Year Notes     June 2006           5,926,875          4,919
                                                --------------------------------
                                                    $14,019,844        $28,774
                                                ================================

                                  Expiration      Underlying Face    Unrealized
Contracts Sold                    Date            Amount at Value    Gain (Loss)
--------------------------------------------------------------------------------
285 U.S. Treasury 5-Year Notes    June 2006         $29,978,437       $(60,759)
                                                ================================

*FUTURES CONTRACTS typically are based on an index or specific securities and tend to track the performance of the index or specific securities while remaining very liquid (easy to buy and sell). By investing its cash assets in futures, the fund has increased exposure to certain markets while maintaining easy access to cash. By selling futures, the fund hedges its investments against price fluctuations.

SWAP AGREEMENTS**
Notional
Amount        Description of Agreement            Expiration Date    Unrealized
                                                                     Gain (Loss)
$10,300,000   Receive quarterly a fixed rate      December 2010      $(21,240)
              equal to 0.45% multiplied by the
              notional amount and pay to
              Deutsche Bank AG upon each
              default event of one of the
              issues of Dow Jones CDX N.A.
              Investment Grade 5, par value
              of the proportional notional
              amount.
$5,150,000    Receive quarterly a fixed rate      December 2010        16,896
              equal to 0.85% multiplied by                           -----------
              the notional amount and pay to
              Deutsche Bank AG upon each
              default event of one of the
              issues of Dow Jones CDX N.A.
              Investment Grade 5, par value of
              the proportional notional amount.
                                                                     $ (4,344)
                                                                     ===========

** SWAP AGREEMENTS are contracts in which two parties agree to exchange the returns earned or realized on predetermined investments or instruments. The fund may enter into swap agreements in order to manage interest, credit, or market risk or to gain exposure to certain markets.

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS
ABSC = Asset-Backed Securities Corp.
ADR = American Depositary Receipt
CATS = Certificates of Accrual of Treasury Securities
CVA = Certificaten Van Aandelen
Equivalent = Security whose principal payments are secured by U.S. Treasurys
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GDR = Global Depositary Receipt
GMAC = General Motors Acceptance Corporation
GNMA = Government National Mortgage Association
GO = General Obligation
GSAMP = Goldman Sachs Mortgage Pass-through
LB-UBS = Lehman Brothers Inc. - UBS AG
LIBOR = London Interbank Offered Rate
LOC = Letter of Credit
MASTR = Mortgage Asset Securitization Transactions, Inc.
ORD = Foreign Ordinary Share
resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.
SDR = Swedish Depositary Receipt
SEQ = Sequential Payer
STRIPS = Separate Trading of Registered Interest and Principal of Securities
TBR = Treasury Bond Receipts
TRACERS(reg.sm) = Traded Custody Receipts(reg.sm). Rate indicated is the weighted-average coupon of the underlying securities held.
TRAINS(reg.sm) = Target Return Index Securities(reg.sm). Rate indicated is the weighted average coupon of the underlying securities held.
VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective February 28, 2006.
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective February 28, 2006.
(1) Non-income producing.
(2) Category is less than 0.05% of total net assets.
(3) Security was purchased under Rule 144A or Section 4(2) of the Securities
    Act of 1933 or is a private placement and, unless registered under the Act
    Or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at February 28,
    2006, was $86,060,612, which represented 4.4% of total net assets.
(4) Step-coupon security. These securities are issued with a zero-coupon and become interest bearing at a predetermined rate and date and are issued at a substantial discount from their value at maturity. Rate shown is effective
    February 28, 2006.
(5) Final maturity indicated, unless otherwise noted.
(6) Forward commitment or when-issued security.
(7) The rate indicated is the yield to maturity at purchase.
(8) Security, or a portion thereof, has been segregated for a forward commitment, futures contract, swap agreement, and/or when-issued security.
(9) The rate indicated is the yield to maturity at purchase. These securities are issued at a substantial discount from their value at maturity.

STRATEGIC ALLOCATION: MODERATE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of February 28, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                  $1,815,816,871
                                                                 ===============
Gross tax appreciation of investments                            $  218,137,746
Gross tax depreciation of investments                               (17,782,452)
                                                                 ---------------
Net tax appreciation of investments                              $  200,355,294
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
STRATEGIC ALLOCATION: AGGRESSIVE FUND
FEBRUARY 28, 2006

[american century investments logo and text logo]

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 76.5%
AEROSPACE & DEFENSE - 1.4%
           100,100  BE Aerospace, Inc.(1)                         $    2,402,199
            47,311  Boeing Co.                                         3,439,037
            10,600  Honeywell International Inc.                         434,070
            15,237  Lockheed Martin Corp.                              1,110,320
            11,400  Northrop Grumman Corp.                               730,740
            66,000  Precision Castparts Corp.                          3,500,640
            33,000  Rockwell Collins                                   1,753,950
            68,000  United Technologies Corp.                          3,978,000
                                                                 ---------------
                                                                      17,348,956
                                                                 ---------------
AIR FREIGHT & LOGISTICS - 0.4%
             1,151  FedEx Corporation                                    123,433
            60,781  United Parcel Service, Inc. Cl B                   4,540,948
            30,000  Yamato Holdings Co., Ltd. ORD                        578,070
                                                                 ---------------
                                                                       5,242,451
                                                                 ---------------
AIRLINES - 0.2%
         1,071,000  AirAsia Bhd ORD(1)                                   492,977
            32,410  Ryanair Holdings plc ADR(1)                        1,720,647
             8,829  Southwest Airlines Co.                               148,062
            64,979  Turk Hava Yollari Anonim
                    Ortakligi ORD(1)                                     422,809
                                                                 ---------------
                                                                       2,784,495
                                                                 ---------------
AUTO COMPONENTS - 0.5%
            22,780  Continental AG ORD                                 2,332,106
            28,300  Cooper Tire & Rubber Co.                             421,670
            97,189  Goodyear Tire & Rubber Co.
                    (The)(1)                                           1,392,718
            10,600  Lear Corporation                                     221,116
            26,976  Nokian Renkaat Oyj ORD                               429,401
            39,291  TRW Automotive Holdings Corp.(1)                   1,005,850
                                                                 ---------------
                                                                       5,802,861
                                                                 ---------------
AUTOMOBILES - 0.3%
         2,022,000  Dongfeng Motor Group Co. Ltd.
                    Cl H ORD(1)                                          847,045
            94,436  Ford Motor Company                                   752,655
             6,600  Honda Motor Co., Ltd. ORD                            393,502
            23,800  Toyota Motor Corp. ORD                             1,285,319
                                                                 ---------------
                                                                       3,278,521
                                                                 ---------------
BEVERAGES - 1.6%
            27,900  Anheuser-Busch Companies, Inc.                     1,158,966
            10,698  Brown-Forman Corp. Cl B                              752,711
           102,709  Coca-Cola Company (The)                            4,310,697
            56,630  Coca-Cola Enterprises Inc.                         1,112,780
           124,570  Diageo plc ORD                                     1,914,405
             7,353  Molson Coors Brewing Co.                             461,401
            73,095  Pepsi Bottling Group Inc.                          2,146,069
            39,932  PepsiAmericas, Inc.                                  955,173

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
           101,677  PepsiCo, Inc.                                      6,010,127
             7,400  Pernod-Ricard SA ORD                               1,267,039
                                                                 ---------------
                                                                      20,089,368
                                                                 ---------------
BIOTECHNOLOGY - 0.8%
            15,589  Alkermes Inc.(1)                                     396,116
            86,711  Amgen Inc.(1)                                      6,545,814
             9,683  Applera Corporation-Applied
                    Biosystems Group                                     273,738
             8,100  Genentech, Inc.(1)                                   694,089
            30,400  Genzyme Corp.(1)                                   2,107,937
               183  Gilead Sciences, Inc.(1)                              11,395
                                                                 ---------------
                                                                      10,029,089
                                                                 ---------------
BUILDING PRODUCTS - 0.2%
            14,600  Daikin Industries Ltd. ORD                           489,484
            26,000  Masco Corp.                                          810,940
            13,042  USG Corp.(1)                                       1,101,788
                                                                 ---------------
                                                                       2,402,212
                                                                 ---------------
CAPITAL MARKETS - 2.7%
            24,800  Affiliated Managers Group Inc.(1)                  2,441,064
            24,700  Bank of New York Co., Inc. (The)                     845,728
            12,910  Credit Suisse Group ORD                              715,336
           131,509  E*TRADE Financial Corp.(1)                         3,364,000
            69,431  Federated Investors Inc. Cl B                      2,700,172
            16,800  Franklin Resources, Inc.                           1,725,024
            58,192  Investment Technology
                    Group Inc.(1)                                      2,646,572
           127,200  Janus Capital Group Inc.                           2,789,496
            17,200  Jefferies Group, Inc.                                981,088
            59,020  Man Group plc ORD                                  2,392,850
            23,831  Mellon Financial Corp.                               860,061
            19,500  Merrill Lynch & Co., Inc.                          1,505,595
            37,232  Morgan Stanley                                     2,221,261
            40,964  Northern Trust Corp.                               2,159,622
            27,094  Raymond James Financial, Inc.                      1,164,500
             9,137  State Street Corp.                                   570,880
            90,200  TD Ameritrade Holding Corp.                        1,962,752
            14,174  UBS AG ORD                                         1,504,850
                                                                 ---------------
                                                                      32,550,851
                                                                 ---------------
CHEMICALS - 1.7%
            15,890  BASF AG ORD                                        1,198,552
            29,408  Celanese Corp., Series A                             629,331
            43,000  du Pont (E.I.) de Nemours & Co.                    1,730,320
             4,700  Ecolab Inc.                                          170,093
            65,600  International Flavors &
                    Fragrances Inc.                                    2,271,728
            18,740  Lonza Group AG ORD                                 1,216,197
            95,909  Lyondell Chemical Co.                              2,006,416
            20,200  Minerals Technologies Inc.                         1,081,306
            46,303  Monsanto Co.                                       3,883,896
             6,000  Nalco Holding Co.(1)                                 105,000
            12,900  Nitto Denko Corp. ORD                              1,121,351
             8,700  Potash Corp. of Saskatchewan                         833,025

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
            16,000  PPG Industries, Inc.                                 970,080
            26,700  Shin-Etsu Chemical Co., Ltd. ORD                   1,437,320
           201,000  Toray Industries Inc. ORD                          1,564,858
                                                                 ---------------
                                                                      20,219,473
                                                                 ---------------
COMMERCIAL BANKS - 5.0%
            79,750  Anglo Irish Bank Corp. plc ORD                     1,307,486
            40,812  Banco Nossa Caixa SA ORD                             931,747
            82,880  Banco Popolare di Verona e
                    Novara Scrl ORD                                    1,989,286
           207,556  Bank of America Corp.                              9,516,442
            80,450  Bank of Ireland ORD                                1,433,113
           172,000  Bank of Yokohama Ltd. (The) ORD                    1,408,935
             7,435  BRE Bank SA ORD(1)                                   440,440
         2,444,252  China Construction Bank Cl H
                    ORD(1)                                             1,142,078
             7,607  Credicorp Ltd.(1)                                    227,678
           162,263  Denizbank AS ORD(1)                                1,518,900
            29,566  Erste Bank der Oesterreichischen
                    Sparkassen AG ORD                                  1,797,904
            27,400  Fifth Third Bancorp                                1,059,010
            57,360  ForeningsSparbanken AB ORD                         1,529,977
            24,325  Hana Financial Group Inc. ORD                      1,040,173
               160  HSBC Holdings plc ORD                                  2,734
            21,330  KBC Groupe ORD                                     2,227,916
            11,558  Kookmin Bank ADR(1)                                  875,519
         3,801,800  Krung Thai Bank Public Co.
                    Ltd. ORD                                           1,195,657
               170  Mitsubishi UFJ Financial
                    Group, Inc. ORD                                    2,570,638
            48,660  National Australia Bank Ltd. ORD                   1,325,964
            62,640  National Bank of Greece SA ORD                     3,228,050
            11,200  National City Corp.                                  389,760
            13,567  PNC Financial Services Group                         954,438
               574  Sberbank RF ORD                                      892,570
            38,720  Shinhan Financial Group Co.,
                    Ltd. ORD                                           1,526,058
            18,260  Societe Generale ORD                               2,588,728
            86,020  Standard Chartered plc ORD                         2,248,547
            29,000  SunTrust Banks, Inc.                               2,098,730
           104,134  Turkiye Vakiflar Bankasi Tao Cl D
                    ORD(1)                                               689,472
            49,000  U.S. Bancorp                                       1,514,590
            11,100  Unibanco-Uniao de Bancos
                    Brasileiros SA ADR                                   976,245
            42,690  Wachovia Corp.                                     2,393,628
           132,754  Wells Fargo & Co.                                  8,522,807
                                                                 ---------------
                                                                      61,565,220
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 0.3%
            16,200  Aramark Corp. Cl B                                   461,052
               397  Dun & Bradstreet Corp.(1)                             28,878
               473  Herman Miller Inc.                                    14,280
            23,877  John H. Harland Company                              864,109
            16,100  R.R. Donnelley & Sons Company                        541,926
            17,929  Republic Services, Inc. Cl A                         696,900
            37,500  Waste Management, Inc.                             1,247,249
             1,964  West Corp.(1)                                         85,493
                                                                 ---------------
                                                                       3,939,887
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 1.4%
           871,286  AAC Acoustic Technology
                    Holdings Inc. ORD(1)                                 623,298

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
            21,800  Avaya Inc.(1)                                        242,416
           289,924  Cisco Systems Inc.(1)                              5,868,061
           221,200  Compal Communications Inc. ORD                     1,158,811
            50,800  Corning Inc.(1)                                    1,240,028
           552,000  Foxconn International
                    Holdings Ltd. ORD(1)                                 956,981
            13,569  Ituran Location and Control Ltd.(1)                  230,673
            12,718  Motorola, Inc.                                       272,165
            14,963  Nice Systems Ltd. ADR(1)                             778,974
             9,500  Nokia Oyj ADR                                        176,510
            47,600  QUALCOMM Inc.                                      2,247,196
           192,000  Vtech Holdings Ltd. ORD                              706,560
           783,000  Wistron NeWeb Corp. ORD(1)                         2,111,293
                                                                 ---------------
                                                                      16,612,966
                                                                 ---------------
COMPUTERS & PERIPHERALS - 2.0%
            84,283  Apple Computer, Inc.(1)                            5,776,757
         1,214,000  Compal Electronics Inc. ORD                        1,137,289
            11,146  Dell Inc.(1)                                         323,234
            15,700  Diebold, Inc.                                        628,000
             4,270  Electronics for Imaging, Inc.(1)                     114,521
           164,200  EMC Corp.(1)                                       2,302,084
           247,291  Hewlett-Packard Co.                                8,113,618
             4,544  Intergraph Corp.(1)                                  164,765
             9,500  Komag, Inc.(1)                                       444,980
            47,645  M-Systems Flash Disk
                    Pioneers Ltd.(1)                                   1,286,415
            11,300  QLogic Corp.(1)                                      464,882
            11,404  Rackable Systems, Inc.(1)                            449,660
            71,700  Seagate Technology                                 1,905,069
           188,000  Toshiba Corp. ORD                                  1,081,898
           402,000  Wistron Corp. ORD(1)                                 527,733
                                                                 ---------------
                                                                      24,720,905
                                                                 ---------------
CONSTRUCTION & ENGINEERING - 2.3%
            23,200  EMCOR Group Inc.(1)                                1,011,288
           139,607  Foster Wheeler Ltd.(1)                             6,701,136
            19,385  Grupo Ferrovial SA ORD                             1,452,696
            26,700  Hyundai Engineering &
                    Construction ORD(1)                                1,299,923
            17,400  Jacobs Engineering Group Inc.(1)                   1,491,876
           120,934  McDermott International, Inc.(1)                   6,234,148
           223,460  Quanta Services, Inc.(1)                           3,059,167
            69,600  Shaw Group Inc. (The)(1)                           2,321,160
           401,000  Taisei Corp. ORD                                   1,961,168
            21,354  Vinci SA ORD                                       1,973,262
                                                                 ---------------
                                                                      27,505,824
                                                                 ---------------
CONSTRUCTION MATERIALS - 0.7%
            85,529  Cemex SA de CV ADR                                 5,282,271
            20,000  Martin Marietta Materials, Inc.                    1,950,000
            13,170  Pretoria Portland Cement Co.
                    Ltd. ORD                                             812,753
                                                                 ---------------
                                                                       8,045,024
                                                                 ---------------
CONSUMER FINANCE - 1.2%
            94,507  American Express Co.                               5,092,038

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
            41,147  AmeriCredit Corp.(1)                               1,213,837
            47,384  Capital One Financial Corp.                        4,150,838
             5,955  CompuCredit Corp.(1)                                 225,099
            20,900  LG Card Co. Ltd. ORD(1)                            1,050,922
            10,330  ORIX Corp. ORD                                     2,775,970
             8,086  WFS Financial Inc.(1)                                665,720
                                                                 ---------------
                                                                      15,174,424
                                                                 ---------------
CONTAINERS & PACKAGING - 0.2%
            27,400  Bemis Co., Inc.                                      821,452
            77,900  Crown Holdings Inc.(1)                             1,425,571
             2,040  Greif, Inc. Cl A                                     118,136
            10,410  Silgan Holdings Inc.                                 410,362
                                                                 ---------------
                                                                       2,775,521
                                                                 ---------------
DISTRIBUTORS - 0.1%
             4,524  Building Materials Holding Corp.                     304,465
            26,000  Li & Fung Ltd. ORD                                    52,783
           824,000  Test-Rite International Co. ORD                      568,793
                                                                 ---------------
                                                                         926,041
                                                                 ---------------
DIVERSIFIED - 0.2%
             8,900  iShares Russell 1000 Growth
                    Index Fund                                           462,266
            17,800  Standard and Poor's 500
                    Depositary Receipt                                 2,283,740
                                                                 ---------------
                                                                       2,746,006
                                                                 ---------------
DIVERSIFIED CONSUMER SERVICES(2)
               685  Education Management Corp.(1)                         25,756
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 1.0%
            16,500  AllianceBernstein Holding L.P.(1)                  1,060,455
           112,100  Citigroup Inc.                                     5,198,076
            33,710  ING Groep N.V. CVA                                 1,267,321
            55,300  J.P. Morgan Chase & Co.                            2,275,042
            12,921  Moody's Corp.                                        865,707
            47,300  Nasdaq Stock Market, Inc.
                    (The)(1)                                           1,916,123
            12,300  Reliance Capital Ventures Ltd.
                    ORD(1)                                                 6,654
            12,300  Reliance Energy Ventures Ltd.
                    ORD(1)                                                11,890
                                                                 ---------------
                                                                      12,601,268
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 1.1%
            90,367  AT&T Inc.                                          2,493,226
           202,466  Axtel, SA de CV ORD(1)                               483,729
            63,573  BellSouth Corp.                                    2,007,635
             1,571  CenturyTel Inc.                                       56,525
            10,800  Commonwealth Telephone
                    Enterprises, Inc.                                    348,624
            74,640  Hellenic Telecommunications
                    Organization SA ORD(1)                             1,593,046
            12,300  Reliance Communication Ventures
                    Ltd. ORD(1)                                           39,588
           173,570  Telenor ASA ORD                                    1,878,004
            48,871  Telkom SA Ltd. ORD                                 1,290,559

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
            77,391  Verizon Communications                             2,608,076
            17,500  Vivax SA ORD(1)                                      222,922
           174,647  VolgaTelecom ORD                                     761,461
                                                                 ---------------
                                                                      13,783,395
                                                                 ---------------
ELECTRIC UTILITIES - 0.5%
            36,709  Edison International                               1,628,411
            25,400  Exelon Corporation                                 1,450,594
             6,100  IDACORP, Inc.                                        200,934
        57,120,000  Light SA ORD(1)                                      537,442
            32,100  Northeast Utilities                                  629,802
             2,238  Pepco Holdings, Inc.                                  53,197
            36,000  PPL Corporation                                    1,144,800
                                                                 ---------------
                                                                       5,645,180
                                                                 ---------------
ELECTRICAL EQUIPMENT - 1.2%
           345,100  ABB Ltd. ORD(1)                                    4,129,469
            21,640  Alstom RGPT ORD(1)                                 1,852,616
            49,900  Emerson Electric Co.                               4,082,319
            30,948  Evergreen Solar Inc.(1)                              482,479
            35,300  General Cable Corp.(1)                               953,100
             3,117  Hubbell Inc. Cl B                                    144,847
            74,000  Matsushita Electric Works,
                    Ltd. ORD                                             871,529
            62,000  Mitsubishi Electric Corp. ORD                        500,907
            20,460  Schneider Electric SA ORD                          2,091,913
                                                                 ---------------
                                                                      15,109,179
                                                                 ---------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 1.6%
           109,900  Agilent Technologies, Inc.(1)                      3,956,400
            51,427  Arrow Electronics, Inc.(1)                         1,789,145
            76,828  AU Optronics Corp. ADR                             1,222,333
         1,038,625  Chi Mei Optoelectronics Corp. ORD                  1,590,721
         1,490,000  GST Holdings Ltd. ORD(1)                             432,126
            49,500  Hoya Corp. ORD                                     1,984,619
             4,100  Itron Inc.(1)                                        243,786
            51,126  Jabil Circuit, Inc.(1)                             1,935,119
             4,900  Keyence Corp. ORD                                  1,356,995
            15,500  Murata Manufacturing Co.
                    Ltd. ORD                                             975,028
            37,938  Orbotech Ltd.(1)                                     904,063
            10,874  Plexus Corp.(1)                                      364,931
            28,980  Samsung Electro-Mechanics Co.
                    Ltd. ORD(1)                                        1,204,887
             8,304  Sunpower Corp. Cl A(1)                               364,546
            44,729  Vishay Intertechnology, Inc.(1)                      649,465
                                                                 ---------------
                                                                      18,974,164
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 1.5%
            17,649  Aker Kvaerner ASA ORD(1)                           1,425,659
            32,500  Cooper Cameron Corp.(1)                            1,316,250
            51,000  Diamond Offshore Drilling, Inc.                    3,946,890
            29,200  Helmerich & Payne, Inc.                            1,920,484
            64,500  National Oilwell Varco, Inc.(1)                    3,926,760
            41,961  Pride International Inc.(1)                        1,299,532
            45,280  Saipem SpA ORD                                       962,095

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
            24,300  Schlumberger Ltd.                                  2,794,500
           718,100  Scomi Group Berhad ORD                               235,823
             1,425  Veritas DGC Inc.(1)                                   60,035
            22,700  Weatherford International Ltd.(1)                    978,824
                                                                 ---------------
                                                                      18,866,852
                                                                 ---------------
FOOD & STAPLES RETAILING - 0.8%
           629,772  Centros Comerciales
                    Sudamericanos SA ORD                               1,502,443
           597,185  Distribucion y Servicio D&S
                    SA ORD                                               204,815
           112,683  Kroger Co. (The)(1)                                2,258,167
            22,243  Longs Drug Stores Corp.                              853,464
            67,892  Pyaterochka Holding N.V. GDR(1)                    1,080,841
             2,820  Shinsegae Co. Ltd. ORD                             1,342,442
             4,023  Supervalu Inc.                                       127,127
            77,812  Wal-Mart de Mexico SA de CV,
                    Series V ORD                                         222,405
            43,600  Wal-Mart Stores, Inc.                              1,977,696
           201,000  Wumart Stores Inc. Cl H ORD                          678,796
                                                                 ---------------
                                                                      10,248,196
                                                                 ---------------
FOOD PRODUCTS - 1.9%
           148,463  Archer-Daniels-Midland Co.                         4,709,247
             8,472  Campbell Soup Company                                263,733
         1,425,000  China Yurun Food Group Ltd.
                    ORD(1)                                             1,010,228
             9,907  Chiquita Brands International, Inc.                  170,599
            23,600  ConAgra Foods, Inc.                                  496,308
             7,961  Cosan SA Industria e Comercio
                    ORD(1)                                               425,811
            86,943  General Mills, Inc.                                4,281,943
         1,762,000  Global Bio-Chem Technology
                    Group Co. Ltd. ORD                                   999,310
             2,190  Groupe Danone ORD                                    253,291
            32,600  H.J. Heinz Company                                 1,234,562
             3,400  Kellogg Co.                                          150,654
            92,400  Kraft Foods Inc. Cl A                              2,780,316
             3,910  Nestle SA ORD                                      1,149,562
            47,550  Royal Numico N.V. ORD(1)                           2,059,774
            27,800  Sara Lee Corp.                                       491,226
               405  Seaboard Corp.                                       605,070
         1,584,000  Uni-President Enterprises Corp.
                    ORD                                                  903,037
            15,300  Unilever N.V. New York Shares                      1,064,727
                                                                 ---------------
                                                                      23,049,398
                                                                 ---------------
GAS UTILITIES - 0.1%
             1,206  NICOR Inc.                                            51,774
             8,605  UGI Corp.                                            193,182
            14,400  WGL Holdings Inc.                                    443,520
                                                                 ---------------
                                                                         688,476
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 2.0%
            11,600  Alcon Inc.(1)                                      1,335,856
            69,300  Baxter International, Inc.                         2,623,005
            11,200  Beckman Coulter, Inc.                                604,240
            84,755  Becton Dickinson & Co.                             5,411,607
            12,800  Cytyc Corp.(1)                                       369,024
            31,848  Edwards Lifesciences
                    Corporation(1)                                     1,316,915

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
            20,480  Essilor International SA Cie
                    Generale D'Optique ORD                             1,765,517
            26,270  Hologic, Inc.(1)                                   1,256,494
            66,036  Hospira Inc.(1)                                    2,621,629
             8,255  Kinetic Concepts Inc.(1)                             306,261
            32,659  Medtronic, Inc.                                    1,761,953
            58,900  St. Jude Medical, Inc.(1)                          2,685,840
            32,200  Varian Medical Systems, Inc.(1)                    1,863,736
                                                                 ---------------
                                                                      23,922,077
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 3.0%
            48,600  Aetna Inc.                                         2,478,600
            68,225  AmerisourceBergen Corp.                            3,137,668
            35,776  Cardinal Health, Inc.                              2,597,338
            21,300  Caremark Rx Inc.(1)                                1,059,675
            74,539  Express Scripts, Inc.(1)                           6,505,018
            15,660  Fresenius Medical Care AG ORD                      1,684,233
            14,200  HCA Inc.                                             680,180
            71,532  Humana Inc.(1)                                     3,696,058
            54,602  McKesson Corp.                                     2,955,606
            42,578  Omnicare, Inc.                                     2,590,871
            53,900  Pharmaceutical Product
                    Development, Inc.                                  3,750,901
            29,200  Psychiatric Solutions, Inc.(1)                       964,476
             9,516  Sierra Health Services, Inc.(1)                      396,722
            39,355  UnitedHealth Group Incorporated                    2,291,642
             9,300  Universal Health Services, Inc.
                    Cl B                                                 467,139
            22,100  WellPoint Inc.(1)                                  1,697,059
                                                                 ---------------
                                                                      36,953,186
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 1.2%
            28,440  Accor SA ORD                                       1,710,781
             8,223  Choice Hotels International Inc.                     366,170
            56,803  Darden Restaurants, Inc.                           2,382,317
             6,705  Domino's Pizza Inc.                                  170,978
            48,980  Greek Organization of Football
                    Prognostics SA ORD                                 1,861,834
            52,300  International Game Technology                      1,870,771
             6,600  International Speedway Corp.                         312,576
            31,700  McDonald's Corporation                             1,106,647
            28,811  Orascom Hotels & Development
                    ORD(1)                                               289,931
             8,500  Outback Steakhouse, Inc.                             355,385
             7,375  Papa John's International Inc.(1)                    242,638
             4,938  Penn National Gaming, Inc.(1)                        171,250
         7,802,000  Regal Hotels International
                    Holdings Ltd. ORD                                    613,448
            48,049  Royal Caribbean Cruises Ltd.                       2,117,038
             1,488  Shreveport Gaming
                    Holdings Inc.(1)                                      26,457
            18,300  Speedway Motorsports Inc.                            656,055
               113  Trump Entertainment
                    Resorts, Inc.(1)                                       2,091
            18,046  Yum! Brands, Inc.                                    860,794
                                                                 ---------------
                                                                      15,117,161
                                                                 ---------------
HOUSEHOLD DURABLES - 0.5%
           121,999  Corporacion GEO SA de CV,
                    Series B ORD(1)                                      477,833
            30,520  Humax Co. Ltd. ORD                                   877,391
            10,960  LG Electronics Inc. ORD                              909,098
           109,000  Matsushita Electric Industrial Co.,
                    Ltd. ORD                                           2,335,782

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
            24,500  Newell Rubbermaid Inc.                               609,315
           128,572  Urbi Desarrollos Urbanos
                    SA de CV ORD(1)                                      985,048
                                                                 ---------------
                                                                       6,194,467
                                                                 ---------------
HOUSEHOLD PRODUCTS - 1.2%
            54,449  Colgate-Palmolive Co.                              2,966,382
            33,500  Kimberly-Clark Corp.                               1,982,530
           123,622  Procter & Gamble Co. (The)                         7,408,666
            53,214  Reckitt Benckiser plc ORD                          1,895,126
                                                                 ---------------
                                                                      14,252,704
                                                                 ---------------
INDEPENDENT POWER PRODUCERS &
ENERGY TRADERS - 0.4%
            62,317  AES Corporation (The)(1)                           1,078,084
             4,100  Constellation Energy Group Inc.                      240,834
            96,300  Tractebel Energia SA ORD                             791,352
            62,004  TXU Corp.                                          3,248,389
                                                                 ---------------
                                                                       5,358,659
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 1.3%
           251,400  General Electric Co.                               8,263,519
            50,000  Keppel Corp. Ltd. ORD                                431,539
            13,630  Siemens AG ORD                                     1,251,383
             5,934  Teleflex Inc.                                        383,633
            45,500  Textron Inc.                                       4,009,005
            34,200  Tyco International Ltd.                              882,018
                                                                 ---------------
                                                                      15,221,097
                                                                 ---------------
INSURANCE - 2.2%
            13,931  Ace, Ltd.                                            776,375
            25,550  Aegon N.V. ORD                                       421,934
            24,600  Allstate Corp.                                     1,347,588
             6,300  Ambac Financial Group, Inc.                          473,445
            80,400  American International Group, Inc.                 5,335,344
            23,200  AON Corp.                                            918,952
            73,977  Axa SA ORD                                         2,614,440
            68,414  Berkley (W.R.) Corp.                               3,960,486
                14  Berkshire Hathaway Inc. Cl A(1)                    1,215,200
            12,002  Chubb Corp.                                        1,149,192
            21,108  Endurance Specialty Holdings Ltd.                    664,902
            57,063  First American Financial Corp.
                    (The)                                              2,405,776
            14,300  Hartford Financial Services
                    Group Inc. (The)                                   1,178,034
             4,584  LandAmerica Financial Group Inc.                     305,753
             7,100  Loews Corp.                                          655,046
            39,900  Marsh & McLennan
                    Companies, Inc.                                    1,233,309
             2,097  Nationwide Financial Services
                    Cl A                                                  89,877
             8,379  PartnerRe Ltd.                                       507,851
             1,253  Protective Life Corporation                           61,084
            12,400  Torchmark Corp.                                      677,908
            11,928  Zenith National Insurance Corp.                      614,292
                                                                 ---------------
                                                                      26,606,788
                                                                 ---------------

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL - 0.1%
            22,900  NutriSystem, Inc.(1)                                 984,013
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 0.3%
            42,900  eBay Inc.(1)                                       1,718,574
             3,800  Google Inc. Cl A(1)                                1,377,956
             7,100  Websense Inc.(1)                                     438,851
                                                                 ---------------
                                                                       3,535,381
                                                                 ---------------
IT SERVICES - 1.6%
           155,125  Accenture Ltd. Cl A                                5,066,383
            21,906  Acxiom Corp.                                         566,927
            18,500  Ceridian Corp.(1)                                    478,410
            11,012  Computer Sciences Corp.(1)                           598,392
            65,000  Electronic Data Systems Corp.                      1,735,500
            14,500  Fiserv, Inc.(1)                                      601,750
            47,155  Global Payments Inc.                               2,454,889
            61,217  International Business
                    Machines Corp.                                     4,912,052
            23,300  Satyam Computer
                    Services Ltd. ADR                                    958,795
            33,775  Tata Consultancy
                    Services Ltd. ORD                                  1,292,909
            29,992  VeriFone Holdings Inc.(1)                            791,789
                                                                 ---------------
                                                                      19,457,796
                                                                 ---------------
LEISURE EQUIPMENT & PRODUCTS - 0.1%
            12,100  Hasbro, Inc.                                         245,509
            22,850  Largan Precision Co. Ltd. ORD                        428,123
            26,400  Sega Sammy Holdings Inc. ORD                       1,090,400
                                                                 ---------------
                                                                       1,764,032
                                                                 ---------------
MACHINERY - 1.7%
            24,608  Cummins Inc.                                       2,664,554
            51,500  Daifuku Co. Ltd. ORD                                 965,653
             9,700  Deere & Co.                                          739,819
            14,300  Dover Corp.                                          685,542
            15,200  Gardner Denver Inc.(1)                               932,672
            19,600  Ingersoll-Rand Company Cl A                          804,188
            70,704  JLG Industries Inc.                                4,170,829
            56,000  Komatsu Ltd. ORD                                   1,008,900
            53,700  Manitowoc Co.                                      4,138,659
            19,669  Navistar International Corp.(1)                      577,285
            18,000  NGK Insulators Ltd. ORD                              246,055
             9,300  Parker-Hannifin Corp.                                726,981
            96,000  Sumitomo Heavy Industries
                    Ltd. ORD                                             870,993
            24,200  Terex Corp.(1)                                     1,915,430
                                                                 ---------------
                                                                      20,447,560
                                                                 ---------------
MEDIA - 1.0%
            24,990  CBS Corp. Cl B                                       611,255
            63,363  Disney (Walt) Co.                                  1,773,530
            26,053  DreamWorks Animation
                    SKG Inc.(1)                                          703,431
            16,200  Gannett Co., Inc.                                  1,006,992
             5,243  Grupo Televisa SA ADR                                411,366

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
             6,944  John Wiley & Sons Inc. Cl A                          261,442
             7,800  New York Times Co. (The) Cl A                        220,116
           193,937  Time Warner Inc.                                   3,357,049
             3,100  Tribune Co.                                           94,860
            14,313  TVN SA ORD(1)                                        421,236
            29,753  Viacom Inc. Cl B                                   1,188,930
            46,210  Vivendi Universal SA ORD                           1,402,257
            29,700  Westwood One, Inc.                                   331,155
                                                                 ---------------
                                                                      11,783,619
                                                                 ---------------
METALS & MINING - 2.7%
             9,400  Alcoa Inc.                                           275,608
            62,700  Allegheny Technologies Inc.                        3,166,977
            10,509  Anglo American Platinum
                    Corp. Ltd. ORD                                       838,507
            49,813  Anglo American plc ORD                             1,841,608
           142,214  BHP Billiton Ltd. ORD                              2,562,031
           529,000  China Steel Corp. ORD                                481,717
            13,805  Compania de Minas Buenaventura
                    SAu ADR                                              361,967
            61,511  Freeport-McMoRan Copper &
                    Gold, Inc. Cl B                                    3,114,302
           178,319  Grupo Mexico SA de CV,
                    Series B ORD                                         457,381
           144,353  Harmony Gold Mining Co.
                    Limited ORD(1)                                     1,974,987
             7,958  Impala Platinum Holdings
                    Limited ORD                                        1,353,730
           107,700  Kazakhmys plc ORD(1)                               1,651,366
            76,110  Kumba Resources Ltd. ORD                           1,277,440
            26,207  Nucor Corp.                                        2,255,112
           101,600  Oregon Steel Mills, Inc.(1)                        3,848,609
            11,306  Phelps Dodge Corp.                                 1,560,228
         1,631,500  PT Aneka Tambang Tbk ORD                             715,142
             3,944  Quanex Corporation                                   244,804
            20,110  Rio Tinto Ltd. ORD                                 1,063,708
            19,088  Ternium SA ADR(1)                                    449,522
            83,200  Titanium Metals Corp.(1)                           3,412,864
                                                                 ---------------
                                                                      32,907,610
                                                                 ---------------
MULTI-UTILITIES - 0.7%
            11,300  Dominion Resources Inc.                              848,630
            26,400  NiSource Inc.                                        541,992
            58,685  PG&E Corp.                                         2,232,965
            51,590  Veolia Environnement ORD(1)                        2,694,899
            14,200  Wisconsin Energy Corp.                               580,354
            61,700  XCEL Energy Inc.                                   1,145,152
                                                                 ---------------
                                                                       8,043,992
                                                                 ---------------
MULTILINE RETAIL - 1.4%
           402,321  Comercial Siglo XXI SA ORD(1)                      1,244,492
            89,000  Dollar General Corp.                               1,550,380
            22,855  Dollar Tree Stores Inc.(1)                           626,684
            31,900  Family Dollar Stores, Inc.                           820,468
             4,831  Federated Department Stores, Inc.                    343,194
            79,521  J.C. Penney Co. Inc.                               4,663,111
            27,772  Lojas Renner SA ORD                                1,532,136
            17,232  Lotte Shopping Co. GDR
                    (Acquired 1/27/06-2/20/06, Cost
                    $359,168)(1)(3)                                      363,940
           491,500  Parkson Retail Group Ltd. ORD(1)                   1,248,049

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
            11,840  PPR ORD                                            1,365,155
            57,100  Target Corporation                                 3,106,240
                                                                 ---------------
                                                                      16,863,849
                                                                 ---------------
OFFICE ELECTRONICS - 0.1%
            42,400  Xerox Corp.(1)                                       631,760
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 5.2%
            29,700  Anadarko Petroleum Corp.                           2,945,052
            39,900  Apache Corp.                                       2,670,108
            23,400  ATP Oil & Gas Corp.(1)                               871,650
           190,460  BG Group plc ORD                                   2,230,341
            15,800  BP plc ADR                                         1,049,436
           370,730  BP plc ORD                                         4,097,458
            58,664  Chevron Corp.                                      3,313,343
         3,158,000  China Petroleum & Chemical
                    Corp. Cl H ORD                                     1,902,986
            37,512  ConocoPhillips                                     2,286,732
             4,100  Devon Energy Corporation                             240,383
            53,990  ENI SpA ORD                                        1,542,424
            20,900  Equitable Resources Inc.                             759,924
           214,338  Exxon Mobil Corp.                                 12,725,246
            10,871  Kerr-McGee Corp.                                   1,062,097
            18,887  Marathon Oil Corp.                                 1,333,422
            11,600  Murphy Oil Corp.                                     543,692
            37,331  NovaTek OAO GDR                                    1,222,590
            15,803  OAO Gazprom ADR                                    1,336,934
            40,200  Peabody Energy Corp.                               1,940,454
            24,012  Petroleo Brasileiro SA ADR                         2,102,010
            12,300  Reliance Natural Resources
                    Ltd. ORD(1)                                            1,389
            35,736  Repsol YPF, SA ORD                                   998,774
            51,600  Royal Dutch Shell plc Cl A ADR                     3,120,768
           124,800  Southwestern Energy Company(1)                     4,004,832
            32,446  Sunoco, Inc.                                       2,404,249
             2,816  Tesoro Corporation                                   170,115
            16,420  Total SA ORD                                       4,131,040
            40,440  Tupras Turkiye Petrol
                    Rafine ORD(1)                                        777,100
            36,100  Valero Energy Corp.                                1,941,819
                                                                 ---------------
                                                                      63,726,368
                                                                 ---------------
PAPER & FOREST PRODUCTS - 0.2%
            16,300  MeadWestvaco Corp.                                   453,466
           102,433  Nine Dragons Paper Holdings
                    Ltd. ORD(1)                                           44,891
            22,200  Weyerhaeuser Co.                                   1,516,038
                                                                 ---------------
                                                                       2,014,395
                                                                 ---------------
PERSONAL PRODUCTS - 0.1%
             1,150  Amorepacific Corp. ORD                               402,293
            38,956  Oriflame Cosmetics SA SDR                          1,268,075
                                                                 ---------------
                                                                       1,670,368
                                                                 ---------------
PHARMACEUTICALS - 3.2%
            61,500  Abbott Laboratories                                2,717,070

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
            30,944  Alpharma Inc. Cl A                                   936,056
            24,800  Astellas Pharma Inc. ORD                             964,313
            43,660  AstraZeneca plc ORD                                2,018,276
            24,900  Barr Pharmaceuticals Inc.(1)                       1,672,782
            20,900  Bristol-Myers Squibb Co.                             482,790
            24,500  Eisai Co. Ltd. ORD                                 1,145,296
             5,700  Eli Lilly and Company                                317,034
            20,100  Forest Laboratories, Inc.(1)                         922,590
           163,760  GlaxoSmithKline plc ORD                            4,154,248
            52,279  Johnson & Johnson                                  3,013,883
            63,127  King Pharmaceuticals, Inc.(1)                      1,025,814
             8,000  Kos Pharmaceuticals, Inc.(1)                         350,960
            24,900  Merck & Co., Inc.                                    868,014
            93,569  Novartis AG ORD                                    5,034,848
            18,900  Novo Nordisk AS Cl B ORD                           1,111,214
            83,900  Pfizer Inc.                                        2,197,341
            32,476  Roche Holding AG ORD                               4,799,433
            18,510  Sanofi-Aventis ORD                                 1,575,826
            29,318  Teva Pharmaceutical Industries
                    Ltd. ADR                                           1,231,063
            31,900  Watson Pharmaceuticals, Inc.(1)                      956,362
            25,400  Wyeth                                              1,264,920
                                                                 ---------------
                                                                      38,760,133
                                                                 ---------------
REAL ESTATE - 0.6%
            46,544  CBL & Associates Properties, Inc.                  1,982,774
            43,236  Gafisa SA ORD(1)                                     500,874
             6,000  Leopalace21 Corp. ORD                                218,267
           402,038  Link Real Estate Investment Trust
                    (The) ORD(1)                                         880,963
            88,000  Mitsui Fudosan Co. Ltd. ORD                        1,847,749
               687  Rayonier, Inc.                                        29,610
            37,051  Rossi Residencial SA ORD                             493,781
           196,000  Tokyu Land Corp. ORD                               1,739,324
                                                                 ---------------
                                                                       7,693,342
                                                                 ---------------
ROAD & RAIL - 0.2%
               300  Burlington Northern Santa
                    Fe Corp.                                              23,592
               230  East Japan Railway
                    Company ORD                                        1,645,554
             2,469  Union Pacific Corp.                                  218,630
                                                                 ---------------
                                                                       1,887,776
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT - 3.2%
           113,300  Advanced Micro Devices, Inc.(1)                    4,381,310
             9,000  Advantest Corp. ORD                                1,036,637
            83,500  ASML Holding N.V. ORD(1)                           1,733,361
            18,752  ATI Technologies Inc.(1)                             297,782
            41,100  Broadcom Corp. Cl A(1)                             1,853,199
            56,200  Brooks Automation, Inc.(1)                           881,778
            22,200  Cymer, Inc.(1)                                       998,556
            25,400  Diodes Inc.(1)                                       959,612
            84,100  Freescale Semiconductor Inc.
                    Cl B(1)                                            2,274,064
            11,660  Hynix Semiconductor Inc. ORD(1)                      399,480
           106,616  Intel Corp.                                        2,196,290
            74,400  Intersil Corp. Cl A                                2,108,496
         1,559,461  King Yuan Electronics Co. Ltd. ORD                 1,331,168

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
            31,700  Lam Research Corp.(1)                              1,366,270
            44,700  Marvell Technology Group Ltd.(1)                   2,736,534
            55,800  Maxim Integrated Products, Inc.                    2,181,222
            32,500  MEMC Electronic Materials Inc.(1)                  1,088,425
            31,800  Microsemi Corporation(1)                             977,850
            82,018  National Semiconductor Corp.                       2,300,605
            67,700  Novellus Systems, Inc.(1)                          1,809,621
            44,361  OmniVision Technologies, Inc.(1)                   1,131,206
             5,350  Samsung Electronics ORD                            3,787,171
            30,742  Texas Instruments Inc.                               917,649
                                                                 ---------------
                                                                      38,748,286
                                                                 ---------------
SOFTWARE - 1.4%
             9,163  Autodesk, Inc.                                       344,987
             5,755  BMC Software Inc.(1)                                 125,862
            66,883  Cadence Design Systems Inc.(1)                     1,187,173
            40,700  Citrix Systems, Inc.(1)                            1,317,052
            17,500  Electronic Arts Inc.(1)                              909,475
             8,356  Intuit Inc.(1)                                       405,934
           387,597  Microsoft Corporation                             10,426,360
            48,887  Oracle Corp.(1)                                      607,177
            36,600  Red Hat Inc.(1)                                      983,442
             3,800  Reynolds & Reynolds Co. Cl A                         105,260
             6,070  SAP AG ORD                                         1,237,985
                                                                 ---------------
                                                                      17,650,707
                                                                 ---------------
SPECIALTY RETAIL - 2.2%
            27,900  Abercrombie & Fitch Co.                            1,878,228
            35,000  AnnTaylor Stores Corporation(1)                    1,270,500
            57,277  Barnes & Noble Inc.                                2,466,920
            83,300  Chico's FAS, Inc.(1)                               3,919,265
            74,200  Circuit City Stores Inc.                           1,783,026
            13,390  Dress Barn Inc.(1)                                   578,180
            64,800  Foot Locker, Inc.                                  1,497,528
            53,800  Gap, Inc. (The)                                      997,452
            10,600  Guess?, Inc.(1)                                      383,614
            49,714  Home Depot, Inc.                                   2,095,445
            33,140  Inditex SA ORD                                     1,190,571
            15,977  JD Group Ltd. ORD                                    238,108
            17,810  Lowe's Companies, Inc.                             1,214,286
             3,240  Pantry Inc. (The)(1)                                 191,711
            67,601  Payless ShoeSource, Inc.(1)                        1,602,144
            35,800  Ross Stores, Inc.                                  1,013,856
            29,200  Williams-Sonoma, Inc.(1)                           1,182,308
            28,900  Yamada Denki Co. Ltd. ORD                          3,136,473
                                                                 ---------------
                                                                      26,639,615
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 0.8%
             9,280  Adidas-Salomon AG ORD                              1,814,883
             6,900  Carter's, Inc.(1)                                    441,531
            44,540  Compagnie Financiere Richemont
                    AG Cl A ORD                                        1,940,064
            26,600  Liz Claiborne, Inc.                                  958,398
            55,320  Luxottica Group SpA ORD                            1,556,015
             9,981  Phillips-Van Heusen                                  354,326

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
            40,000  Polo Ralph Lauren Corp.                            2,318,399
            10,400  VF Corp.                                             569,920
                                                                 ---------------
                                                                       9,953,536
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 1.0%
            16,948  Corus Bankshares Inc.                              1,017,727
            12,848  Downey Financial Corp.                               816,490
            11,000  Fannie Mae                                           601,480
            55,800  Freddie Mac                                        3,760,363
            16,398  Golden West Financial Corp.                        1,164,750
            20,390  Hypo Real Estate Holding AG ORD                    1,342,023
            12,300  MGIC Investment Corp.                                784,125
            51,211  Washington Mutual, Inc.                            2,186,710
                                                                 ---------------
                                                                      11,673,668
                                                                 ---------------
TOBACCO - 0.3%
            17,900  Altria Group Inc.                                  1,287,010
           104,190  British American Tobacco plc ORD                   2,484,058
             4,707  Loews Corp. - Carolina Group                         223,535
                                                                 ---------------
                                                                       3,994,603
                                                                 ---------------
TRADING COMPANIES & DISTRIBUTORS - 0.3%
             8,908  UAP Holding Corp.                                    193,838
            19,200  Watsco Inc.                                        1,336,704
            34,200  WESCO International Inc.(1)                        1,960,344
                                                                 ---------------
                                                                       3,490,886
                                                                 ---------------
TRANSPORTATION INFRASTRUCTURE - 0.2%
            80,055  Cintra Concesiones de
                    Infraestructuras de Transporte
                    SA ORD                                             1,063,352
            27,311  Grupo Aeroportuario del Pacifico
                    SA de CV ADR(1)                                      786,557
           357,750  Macquarie Infrastructure
                    Group ORD                                            930,204
                                                                 ---------------
                                                                       2,780,113
                                                                 ---------------
WATER UTILITIES(2)
           441,920  Inversiones Aguas Metropolitanas
                    SA ORD(1)                                            435,726
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - 3.2%
           263,260  America Movil SA de CV
                    Series L ADR                                       9,143,020
           224,500  American Tower Corp. Cl A(1)                       7,145,835
            81,907  Bharti Tele-Ventures Ltd. ORD(1)                     668,391
           123,900  Crown Castle
                    International Corp.(1)                             3,884,265
           170,000  Digi.Com Bhd ORD(1)                                  400,404
               240  KDDI Corp. ORD                                     1,242,202
           177,536  NII Holdings, Inc.(1)                              9,093,393
            32,610  Rogers Communications Inc.
                    Cl B ORD                                           1,306,180
           128,100  SBA Communications Corp.
                    Cl A(1)                                            2,880,969
            90,982  Sprint Nextel Corp.                                2,186,297

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                               VALUE
--------------------------------------------------------------------------------
            49,486  Vodafone Egypt
                    Telecommunications SAE ORD                           871,696
                                                                 ---------------
                                                                      38,822,652
                                                                 ---------------
TOTAL COMMON STOCKS                                                  932,739,884
(Cost $766,553,728)                                              ---------------

PREFERRED STOCKS - 0.3%
DIVERSIFIED FINANCIAL SERVICES(2)
            20,556  Bradespar SA ORD                                     689,233
                                                                 ---------------
ELECTRIC UTILITIES - 0.1%
        15,300,000  Cia Energetica de Minas
                    Gerais ORD                                           785,354
                                                                 ---------------
GAS UTILITIES - 0.1%
         6,970,000  Companhia de Gas de Sao
                    Paulo Cl A ORD                                       909,202
                                                                 ---------------
METALS & MINING - 0.1%
            40,300  Usinas Siderurgicas de Minas
                    Gerais SA ORD                                      1,328,467
                                                                 ---------------
WIRELESS TELECOMMUNICATION SERVICES(2)
             4,039  Telemig Celular Participacoes
                    SA ADR                                               228,123
                                                                 ---------------
TOTAL PREFERRED STOCKS                                                 3,940,379
(Cost $2,661,414)                                                ---------------

CORPORATE BONDS - 7.1%
AEROSPACE & DEFENSE - 0.1%
          $450,000  DRS Technologies Inc.,
                    7.625%, 2/1/18                                       464,625
           325,000  L-3 Communications Corp.,
                    6.125%, 7/15/13                                      321,750
           150,000  L-3 Communications Corp.,
                    6.375%, 10/15/15                                     150,375
           440,000  United Technologies Corp.,
                    4.375%, 5/1/10                                       429,354
           220,000  United Technologies Corp.,
                    5.40%, 5/1/35                                        220,089
                                                                 ---------------
                                                                       1,586,193
                                                                 ---------------
BEVERAGES - 0.1%
           410,000  Fortune Brands Inc.,
                    5.375%, 1/15/16                                      403,198
           250,000  Miller Brewing Co., 4.25%,
                    8/15/08 (Acquired 8/6/03-1/6/04,
                    Cost $251,108)(3)                                    244,568
                                                                 ---------------
                                                                         647,766
                                                                 ---------------
BIOTECHNOLOGY(2)
           360,000  Genentech, Inc., 4.75%, 7/15/15                      347,698
                                                                 ---------------
BUILDING PRODUCTS - 0.1%
           500,000  MAAX Corp., 9.75%, 6/15/12                           422,500

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
           375,000  Nortek Inc., 8.50%, 9/1/14                           375,938
                                                                 ---------------
                                                                         798,438
                                                                 ---------------
CAPITAL MARKETS - 0.2%
           500,000  Goldman Sachs Group, Inc.
                    (The), 5.25%, 10/15/13                               496,153
           440,000  Lehman Brothers Holdings Inc.,
                    5.00%, 1/14/11                                       435,969
           300,000  Merrill Lynch & Co., Inc.,
                    2.07%, 6/12/06                                       297,589
           260,000  Merrill Lynch & Co., Inc.,
                    4.25%, 2/8/10                                        251,926
           500,000  Merrill Lynch & Co., Inc.,
                    4.79%, 8/4/10                                        490,181
           200,000  Morgan Stanley, 4.00%, 1/15/10                       191,464
           150,000  Morgan Stanley, 4.25%, 5/15/10                       144,238
           210,000  Morgan Stanley, 5.05%, 1/21/11                       208,036
                                                                 ---------------
                                                                       2,515,556
                                                                 ---------------
CHEMICALS(2)
           152,000  Huntsman ICI Chemicals,
                    10.125%, 7/1/09                                      156,560
            69,000  IMC Global Inc., 10.875%, 6/1/08                      76,763
           265,000  Lyondell Chemical Co., 9.50%,
                    12/15/08                                             278,250
                                                                 ---------------
                                                                         511,573
                                                                 ---------------
COMMERCIAL BANKS - 0.4%
           650,000  Bank of America Corp.,
                    4.375%, 12/1/10                                      629,285
           330,000  PNC Bank N.A., 4.875%, 9/21/17                       315,382
           300,000  PNC Funding Corp.,
                    5.125%, 12/14/10                                     299,546
         1,000,000  SouthTrust Corp., 5.80%, 6/15/14                   1,023,011
           830,000  Wachovia Bank N.A.,
                    4.80%, 11/1/14                                       797,238
           530,000  Wachovia Bank N.A.,
                    4.875%, 2/1/15                                       511,042
           500,000  Wells Fargo & Co.,
                    4.20%, 1/15/10                                       483,996
           390,000  Wells Fargo & Co.,
                    4.625%, 8/9/10                                       382,865
                                                                 ---------------
                                                                       4,442,365
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 0.2%
           650,000  Allied Waste North America, Inc.,
                    6.375%, 4/15/11                                      643,500
           275,000  Casella Waste Systems Inc.,
                    9.75%, 2/1/13                                        294,938
           650,000  Cenveo Corp., 7.875%, 12/1/13                        646,749
           550,000  Corrections Corp. of America,
                    6.25%, 3/15/13                                       548,625
           325,000  FTI Consulting Inc.,
                    7.625%, 6/15/13                                      342,063
           260,000  Waste Management, Inc.,
                    7.00%, 7/15/28                                       292,277
                                                                 ---------------
                                                                       2,768,152
                                                                 ---------------
COMMUNICATIONS EQUIPMENT(2)
           375,000  Lucent Technologies Inc.,
                    6.45%, 3/15/29                                       318,281
                                                                 ---------------
COMPUTERS & PERIPHERALS(2)
           500,000  Xerox Corp., 6.875%, 8/15/11                         519,375
                                                                 ---------------
CONSTRUCTION MATERIALS(2)
           300,000  ACIH Inc., VRN, 0.00%, 12/15/07
                    (Acquired 12/21/04, Cost
                    $215,373)(3) (4)                                     222,000
                                                                 ---------------

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
CONSUMER FINANCE(2)
           200,000  American Express Centurion Bank,
                    4.375%, 7/30/09                                      195,345
                                                                 ---------------
CONTAINERS & PACKAGING - 0.1%
           550,000  Ball Corp., 6.875%, 12/15/12                         562,375
           250,000  Graham Packaging Co. Inc.,
                    8.50%, 10/15/12                                      255,938
           350,000  Graham Packaging Co. Inc.,
                    9.875%, 10/15/14                                     357,000
                                                                 ---------------
                                                                       1,175,313
                                                                 ---------------
DISTRIBUTORS(2)
           375,000  Amscan Holdings Inc.,
                    8.75%, 5/1/14                                        328,125
                                                                 ---------------
DIVERSIFIED - 0.6%
         2,205,000  Dow Jones CDX High Yield
                    Secured Note, 8.75%, 12/29/10
                    (Acquired 12/12/05,
                    Cost $2,196,731)(3)                                2,233,941
         3,628,049  Lehman Brothers TRAINS(reg.sm),
                    Series 2005-1, 7.65%, 6/15/15
                    (Acquired 7/20/05,
                    Cost $3,811,265)(3)                                3,729,321
           703,000  Morgan Stanley TRACERS(reg.sm),
                    7.71%, 3/1/32 (Acquired
                    3/15/02-8/28/02,
                    Cost $742,971)(3)                                    852,231
                                                                 ---------------
                                                                       6,815,493
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 0.5%
           300,000  American General Finance Corp.,
                    Series 2002 H, 4.50%, 11/15/07                       297,236
         1,090,000  Citigroup Inc., 5.00%, 9/15/14                     1,068,466
           620,000  Ford Motor Credit Co.,
                    6.50%, 1/25/07                                       612,572
           300,000  Ford Motor Credit Co.,
                    6.625%, 6/16/08                                      279,443
           325,000  Ford Motor Credit Co.,
                    7.25%, 10/25/11                                      290,983
           260,000  General Electric Capital Corp.,
                    6.125%, 2/22/11                                      270,623
           750,000  General Motors Acceptance Corp.,
                    6.875%, 9/15/11                                      672,274
           300,000  General Motors Acceptance Corp.,
                    6.75%, 12/1/14                                       265,451
           350,000  General Motors Acceptance Corp.,
                    8.00%, 11/1/31                                       320,453
           500,000  HSBC Finance Corp.,
                    4.125%, 11/16/09                                     481,973
           475,000  HSBC Finance Corp.,
                    4.75%, 4/15/10                                       466,151
           250,000  HSBC Finance Corp.,
                    4.625%, 9/15/10                                      243,439
           350,000  J.P. Morgan Chase & Co.,
                    6.75%, 2/1/11                                        372,191
                                                                 ---------------
                                                                       5,641,255
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 0.4%
           562,000  AT&T Corp., 9.05%,                                   616,347
           350,000  Cincinnati Bell Inc.,
                    8.375%, 1/15/14                                      355,250
           500,000  Intelsat Bermuda Ltd., 8.25%,
                    1/15/13 (Acquired 1/24/05, Cost
                    $500,000)(3)                                         513,750
           750,000  Intelsat Bermuda Ltd., 8.625%,
                    1/15/15 (Acquired 1/24/05-
                    11/8/05, Cost $751,250)(3)                           781,831
           775,000  Qwest Communications
                    International Inc., 7.50%, 2/15/14                   800,187
           475,000  Qwest Corp., 7.875%, 9/1/11                          510,625
           120,000  Sprint Capital Corp.,
                    8.375%, 3/15/12                                      138,025
           130,000  Sprint Capital Corp.,
                    8.75%, 3/15/32                                       171,272
           500,000  Telecom Italia Capital SA,
                    4.00%, 1/15/10                                       473,401
           210,000  Telecom Italia Capital SA,
                    5.25%, 10/1/15                                       200,968
                                                                 ---------------
                                                                       4,561,656
                                                                 ---------------

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
ELECTRIC UTILITIES - 0.2%
           380,000  Carolina Power & Light Co.,
                    5.15%, 4/1/15                                        373,450
           340,000  Carolina Power & Light Co.,
                    5.25%, 12/15/15                                      337,356
           190,000  CenterPoint Energy Resources
                    Corp., 6.50%, 2/1/08                                 193,808
           270,000  Florida Power & Light Co.,
                    5.65%, 2/1/37                                        272,276
           210,000  Florida Power Corp.,
                    4.50%, 6/1/10                                        204,248
           300,000  MSW Energy Holdings LLC/MSW
                    Energy Finance Co., Inc.,
                    8.50%, 9/1/10                                        321,000
           310,000  Southern California Edison Co.,
                    5.625%, 2/1/36                                       308,781
                                                                 ---------------
                                                                       2,010,919
                                                                 ---------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 0.1%
           250,000  Celestica Inc., 7.625%, 7/1/13                       251,250
           500,000  Flextronics International Ltd.,
                    6.50%, 5/15/13                                       506,250
                                                                 ---------------
                                                                         757,500
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 0.1%
           400,000  Hanover Compressor Co.,
                    8.625%, 12/15/10                                     424,500
           625,000  Newpark Resources,
                    8.625%, 12/15/07                                     630,469
           250,000  Universal Compression Inc.,
                    7.25%, 5/15/10                                       260,000
                                                                 ---------------
                                                                       1,314,969
                                                                 ---------------
FOOD & STAPLES RETAILING - 0.1%
           450,000  Ingles Markets, Inc.,
                    8.875%, 12/1/11                                      470,249
           200,000  Kroger Co. (The), 6.80%, 4/1/11                      209,779
           170,000  Safeway Inc., 6.50%, 3/1/11                          175,653
           360,000  Wal-Mart Stores, Inc.,
                    4.125%, 7/1/10                                       347,300
           150,000  Wal-Mart Stores, Inc.,
                    5.25%, 9/1/35                                        145,088
                                                                 ---------------
                                                                       1,348,069
                                                                 ---------------
FOOD PRODUCTS - 0.1%
           320,000  Archer-Daniels-Midland Co.,
                    5.375%, 9/15/35                                      307,644
           500,000  Cadbury Schweppes U.S. Finance
                    LLC, 3.875%, 10/1/08 (Acquired
                    6/14/05-11/28/05,
                    Cost $489,141)(3)                                    482,997
           350,000  Cadbury Schweppes U.S. Finance
                    LLC, 5.125%, 10/1/13 (Acquired
                    9/22/03-10/8/03,
                    Cost $348,086)(3)                                    343,432
            25,000  Dole Food Company, Inc.,
                    8.875%, 3/15/11                                       25,344
                                                                 ---------------
                                                                       1,159,417
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 0.1%
           350,000  Baxter Financial Corp., 4.75%,
                    10/15/10 (Acquired 9/28/05,
                    Cost $348,929)(3)                                    342,244
           300,000  Beckman Coulter, Inc.,
                    7.45%, 3/4/08                                        312,017
           425,000  Fisher Scientific International Inc.,
                    6.75%, 8/15/14                                       445,188
           275,000  Sybron Dental Specialties Inc.,
                    8.125%, 6/15/12                                      291,500
           275,000  Universal Hospital Services Inc.,
                    10.125%, 11/1/11                                     288,750
                                                                 ---------------
                                                                       1,679,699
                                                                 ---------------

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES - 0.2%
           375,000  Alliance Imaging, Inc.,
                    7.25%, 12/15/12                                      315,938
           350,000  Genesis HealthCare Corp.,
                    8.00%, 10/15/13                                      370,125
           600,000  HCA Inc., 6.95%, 5/1/12                              620,220
           375,000  HCA Inc., 7.50%, 11/6/33                             384,463
           400,000  Laboratory Corp. of America
                    Holdings, 5.625%, 12/15/15                           402,954
           125,000  Omnicare Inc., 6.875%, 12/15/15                      128,125
                                                                 ---------------
                                                                       2,221,825
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 0.6%
           178,848  Eldorado Casino Shreveport,
                    10.00%, 8/1/12                                       143,973
           500,000  Herbst Gaming Inc.,
                    8.125%, 6/1/12                                       523,749
           400,000  Intrawest Corp., 7.50%, 10/15/13                     409,000
           500,000  Isle of Capri Casinos Inc.,
                    7.00%, 3/1/14                                        502,500
            69,000  Mandalay Resort Group,
                    9.375%, 2/15/10                                       76,073
           500,000  MGM Mirage, 8.50%, 9/15/10                           544,374
           400,000  MGM Mirage, 6.75%, 9/1/12                            408,500
           200,000  Penn National Gaming, Inc.,
                    8.875%, 3/15/10                                      208,876
           300,000  Penn National Gaming, Inc.,
                    6.875%, 12/1/11                                      307,500
           375,000  Resorts International Hotel and
                    Casino Inc., 11.50%, 3/15/09                         415,313
           350,000  Royal Caribbean Cruises Ltd.,
                    6.875%, 12/1/13                                      371,187
           225,000  Six Flags Inc., 8.875%, 2/1/10                       227,813
           400,000  Six Flags Inc., 9.75%, 4/15/13                       411,000
           225,000  Starwood Hotels & Resorts
                    Worldwide Inc., 7.875%, 5/1/12                       248,063
           400,000  Starwood Hotels & Resorts
                    Worldwide Inc., 7.375%, 11/15/15                     436,000
           500,000  Trump Entertainment Resorts,
                    Inc., 8.50%, 6/1/15                                  501,250
           500,000  Wynn Las Vegas LLC,
                    6.625%, 12/1/14                                      495,000
           450,000  Yum! Brands Inc.,
                    8.875%, 4/15/11                                      514,359
                                                                 ---------------
                                                                       6,744,530
                                                                 ---------------
HOUSEHOLD DURABLES - 0.2%
           125,000  Beazer Homes USA Inc.,
                    8.375%, 4/15/12                                      130,625
           550,000  D.R. Horton Inc., 7.875%, 8/15/11                    599,399
           100,000  KB Home, 9.50%, 2/15/11                              105,125
           500,000  KB Home, 6.375%, 8/15/11                             495,136
           425,000  Sealy Mattress Co.,
                    8.25%, 6/15/14                                       446,250
           225,000  Standard Pacific Corp.,
                    9.25%, 4/15/12                                       232,313
           200,000  William Lyon Homes, Inc.,
                    10.75%, 4/1/13                                       203,000
                                                                 ---------------
                                                                       2,211,848
                                                                 ---------------
HOUSEHOLD PRODUCTS(2)
            51,000  Spectrum Brands Inc.,
                    7.375%, 2/1/15                                        44,243
                                                                 ---------------
INDEPENDENT POWER PRODUCERS &
ENERGY TRADERS - 0.1%
           525,000  AES Corporation (The),
                    8.875%, 2/15/11                                      570,938
           500,000  AES Corporation (The), 8.75%,
                    5/15/13 (Acquired 5/14/04, Cost
                    $510,000)(3)                                         545,000
           300,000  NRG Energy Inc., 7.375%, 2/1/16                      309,750
                                                                 ---------------
                                                                       1,425,688
                                                                 ---------------

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES - 0.1%
         1,100,000  General Electric Co.,
                    5.00%, 2/1/13                                      1,090,233
                                                                 ---------------
INSURANCE - 0.1%
           350,000  Allstate Financial Global Funding,
                    4.25%, 9/10/08 (Acquired
                    9/3/03, Cost $349,314)(3)                            342,703
           300,000  Genworth Financial Inc.,
                    5.75%, 6/15/14                                       307,629
           200,000  Genworth Financial Inc.,
                    4.95%, 10/1/15                                       193,478
           300,000  Monumental Global Funding II,
                    3.85%, 3/3/08 (Acquired 2/5/03,
                    Cost $299,994)(3)                                    292,859
           210,000  Prudential Financial Inc.,
                    5.40%, 6/13/35                                       201,204
                                                                 ---------------
                                                                       1,337,873
                                                                 ---------------
IT SERVICES(2)
           400,000  Sungard Data Systems Inc.,
                    9.125%, 8/15/13 (Acquired
                    7/27/05, Cost $414,625)(3)                           427,500
                                                                 ---------------
MACHINERY - 0.1%
           210,000  Dover Corp., 5.375%, 10/15/35                        204,524
           390,000  John Deere Capital Corp.,
                    4.50%, 8/25/08                                       384,407
            51,000  Terex Corp., 7.375%, 1/15/14                          52,785
                                                                 ---------------
                                                                         641,716
                                                                 ---------------
MEDIA - 0.6%
           400,000  Cablevision Systems Corp.,
                    8.00%, 4/15/12                                       395,000
           325,000  Cadmus Communications Corp.,
                    8.375%, 6/15/14                                      331,500
           248,000  Charter Communications Holdings
                    I LLC, 11.00%, 10/1/15 (Acquired
                    9/28/05, Cost $238,312)(3)                           209,870
           475,000  Charter Communications Holdings
                    II LLC, 10.25%, 9/15/10                              476,188
           500,000  Cinemark Inc., VRN, 0.00%,
                    3/15/09(4)                                           375,000
            40,000  Comcast Cable Communications
                    Holdings Inc., 8.375%, 3/15/13                        45,923
           650,000  Comcast Corp., 5.90%, 3/15/16                        652,911
           540,000  Cox Communications Inc.,
                    4.625%, 1/15/10                                      520,626
           350,000  CSC Holdings, Inc.,
                    8.125%, 8/15/09                                      362,688
           250,000  CSC Holdings, Inc., 6.75%,
                    4/15/12 (Acquired 8/5/04, Cost
                    $241,250)(3)                                         244,551
           500,000  Dex Media Inc., 8.00%, 11/15/13                      520,000
           500,000  DirecTV Holdings LLC/DirecTV
                    Financing Co., Inc.,
                    8.375%, 3/15/13                                      538,750
           500,000  Echostar DBS Corp.,
                    6.375%, 10/1/11                                      491,250
           600,000  Imax Corp., 9.625%, 12/1/10                          622,500
           225,000  Mediacom LLC, 9.50%, 1/15/13                         226,125
           350,000  MediaNews Group, Inc.,
                    6.875%, 10/1/13                                      328,125
           100,000  News America Holdings,
                    7.75%, 1/20/24                                       112,631
           600,000  Primedia Inc., 8.875%, 5/15/11                       580,500
           300,000  Walt Disney Company,
                    5.50%, 12/29/06                                      300,968
                                                                 ---------------
                                                                       7,335,106
                                                                 ---------------
METALS & MINING - 0.1%
           450,000  Alcan Inc., 4.50%, 5/15/13                           426,521
           350,000  IPSCO Inc., 8.75%, 6/1/13                            384,125

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
           125,000  Massey Energy Co., 6.875%,
                    12/15/13 (Acquired 12/9/05,
                    Cost $124,054)(3)                                    125,313
                                                                 ---------------
                                                                         935,959
                                                                 ---------------
MULTI-UTILITIES - 0.1%
           250,000  CMS Energy Corp.,
                    7.50%, 1/15/09                                       259,375
           300,000  Dominion Resources Inc.,
                    4.125%, 2/15/08                                      293,603
           200,000  Dominion Resources Inc.,
                    4.75%, 12/15/10                                      193,946
           340,000  Nisource Finance Corp.,
                    5.25%, 9/15/17                                       327,327
           310,000  Pacific Gas & Electric Co.,
                    6.05%, 3/1/34                                        321,893
                                                                 ---------------
                                                                       1,396,144
                                                                 ---------------
MULTILINE RETAIL - 0.1%
           150,000  May Department Stores Co.
                    (The), 3.95%, 7/15/07                                147,071
           350,000  May Department Stores Co.
                    (The), 4.80%, 7/15/09                                344,171
           325,000  Neiman Marcus Group Inc.,
                    10.375%, 10/15/15 (Acquired
                    9/28/05, Cost $325,000)(3)                           343,688
                                                                 ---------------
                                                                         834,930
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 0.5%
           450,000  Chesapeake Energy Corp.,
                    7.50%, 6/15/14                                       481,500
           300,000  Devon Energy Corp.,
                    2.75%, 8/1/06                                        296,896
           525,000  El Paso Corp., 7.875%, 6/15/12                       559,125
           300,000  El Paso Corp., 7.80%, 8/1/31                         319,500
           650,000  Enterprise Products Operating L.P.,
                    4.95%, 6/1/10                                        636,214
           230,000  Enterprise Products Operating L.P.,
                    6.65%, 10/15/34                                      241,063
           550,000  Forest Oil Corp., 7.75%, 5/1/14                      577,499
           389,000  Magnum Hunter Resources Inc.,
                    9.60%, 3/15/12                                       422,065
           525,000  Massey Energy Co.,
                    6.625%, 11/15/10                                     539,438
           125,000  Nexen Inc., 5.875%, 3/10/35                          124,017
           300,000  Pacific Energy Partners
                    L.P./Pacific Energy Finance Corp.,
                    7.125%, 6/15/14                                      311,250
           200,000  Pemex Project Funding Master
                    Trust, 5.75%, 12/15/15 (Acquired
                    1/26/06, Cost $197,778)(3)                           199,969
           550,000  Premcor Refining Group Inc.
                    (The), 6.125%, 5/1/11                                564,587
           225,000  Range Resources Corp.,
                    7.375%, 7/15/13                                      236,813
           300,000  Williams Companies Inc.,
                    8.125%, 3/15/12                                      330,000
           500,000  Williams Companies Inc.,
                    7.875%, 9/1/21                                       561,250
           270,000  XTO Energy Inc., 5.30%, 6/30/15                      268,704
                                                                 ---------------
                                                                       6,669,890
                                                                 ---------------
PAPER & FOREST PRODUCTS - 0.1%
           300,000  Abitibi-Consolidated Inc.,
                    6.95%, 4/1/08                                        296,625
           450,000  Boise Cascade LLC,
                    7.125%, 10/15/14                                     429,750
           475,000  Georgia-Pacific Corp.,
                    7.70%, 6/15/15                                       479,750
            51,000  Jefferson Smurfit Corp.,
                    8.25%, 10/1/12                                        50,108
           320,000  Norske Skog Canada Ltd.,
                    7.375%, 3/1/14                                       296,000
                                                                 ---------------
                                                                       1,552,233
                                                                 ---------------
PERSONAL PRODUCTS - 0.1%
           570,000  WH Holdings Ltd./WH Capital
                    Corp., 9.50%, 4/1/11                                 618,450
                                                                 ---------------

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
PHARMACEUTICALS(2)
           100,000  Schering-Plough Corp.,
                    5.30%, 12/1/13                                       100,980
                                                                 ---------------
REAL ESTATE - 0.1%
           190,000  ERP Operating L.P.,
                    5.125%, 3/15/16                                      184,674
           550,000  Host Marriott L.P., 7.00%, 8/15/12                   563,750
                                                                 ---------------
                                                                         748,424
                                                                 ---------------
ROAD & RAIL(2)
           300,000  Canadian National Railway Co.,
                    6.25%, 8/1/34                                        333,900
             8,000  Norfolk Southern Corp.,
                    7.80%, 5/15/27                                        10,066
           192,000  Norfolk Southern Corp.,
                    5.64%, 5/17/29                                       192,052
                                                                 ---------------
                                                                         536,018
                                                                 ---------------
SOFTWARE(2)
           500,000  Oracle Corp./Ozark Holding Inc.,
                    5.00%, 1/15/11 (Acquired
                    1/10/06, Cost $498,185)(3)                           494,131
                                                                 ---------------
SPECIALTY RETAIL - 0.2%
           350,000  Asbury Automotive Group Inc.,
                    9.00%, 6/15/12                                       362,250
           375,000  Asbury Automotive Group Inc.,
                    8.00%, 3/15/14                                       380,156
           485,000  Couche-Tard U.S. L.P./Couche-Tard
                    Finance Corp., 7.50%,
                    12/15/13                                             508,038
           350,000  Hertz Corp., 8.875%, 1/1/14
                    (Acquired 12/15/05, Cost
                    $357,875)(3)                                         367,500
           475,000  Hertz Corp., 10.50%, 1/1/16
                    (Acquired 12/15/05-1/27/06,
                    Cost $494,781)(3)                                    514,187
           300,000  Nell AF SARL, 8.375%, 8/15/15
                    (Acquired 8/4/05, Cost
                    $300,000)(3)                                         303,000
           275,000  Toys "R" Us, Inc.,
                    7.375%, 10/15/18                                     209,000
           225,000  United Auto Group, Inc.,
                    9.625%, 3/15/12                                      242,438
                                                                 ---------------
                                                                       2,886,569
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS(2)
           200,000  Perry Ellis International Inc.,
                    8.875%, 9/15/13                                      199,000
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 0.1%
         1,250,000  Countrywide Home Loans Inc.,
                    VRN, 4.64%, 3/27/06, resets
                    quarterly off the 3-month LIBOR
                    plus 0.12% with no caps                            1,249,819
                                                                 ---------------
TRADING COMPANIES & DISTRIBUTORS - 0.1%
           550,000  United Rentals North America,
                    Inc., 6.50%, 2/15/12                                 552,063
           176,000  United Rentals North America,
                    Inc., 7.75%, 11/15/13                                177,540
                                                                 ---------------
                                                                         729,603
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - 0.2%
           150,000  Dobson Communications Corp.,
                    8.875%, 10/1/13                                      151,875
           710,000  Nextel Communications Inc.,
                    5.95%, 3/15/14                                       714,550

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
           500,000  Nextel Communications Inc.,
                    7.375%, 8/1/15                                       529,184
           300,000  Nextel Partners Inc.,
                    8.125%, 7/1/11                                       319,500
           300,000  Rogers Wireless Communications
                    Inc., 7.25%, 12/15/12                                319,875
           350,000  Rogers Wireless Communications
                    Inc., 7.50%, 3/15/15                                 381,500
           162,000  SBA Communications Corp.,
                    8.50%, 12/1/12                                       179,010
           100,000  Syniverse Technologies Inc.,
                    7.75%, 8/15/13                                       100,750
           325,000  UbiquiTel Operating Company,
                    9.875%, 3/1/11                                       359,125
                                                                 ---------------
                                                                       3,055,369
                                                                 ---------------
TOTAL CORPORATE BONDS                                                 87,153,238
(Cost $87,202,559)                                               ---------------

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
SECURITIES(5) - 3.9%
        $2,100,000  FHLMC, 5.00%, settlement
                    date 3/16/06(6)                                    2,072,438
             4,015  FHLMC, 6.50%, 12/1/12                                  4,112
            51,215  FHLMC, 7.00%, 6/1/14                                  52,840
         1,162,810  FHLMC, 4.50%, 1/1/19                               1,128,373
             8,911  FHLMC, 7.00%, 8/1/29                                   9,222
            62,225  FHLMC, 8.00%, 7/1/30                                  66,510
           484,234  FHLMC, 5.50%, 12/1/33                                481,163
            13,893  FNMA, 6.50%, 4/1/12                                   14,262
           105,332  FNMA, 6.00%, 4/1/14                                  107,359
            42,952  FNMA, 7.50%, 6/1/15                                   45,034
           321,072  FNMA, 5.50%, 12/1/16                                 322,843
           734,774  FNMA, 4.50%, 5/1/19                                  714,917
           799,594  FNMA, 4.50%, 5/1/19                                  777,985
             2,821  FNMA, 7.00%, 6/1/26                                    2,928
            22,843  FNMA, 7.50%, 3/1/27                                   23,960
             8,760  FNMA, 7.00%, 1/1/29                                    9,083
            68,927  FNMA, 6.50%, 4/1/29                                   70,866
            61,465  FNMA, 6.50%, 8/1/29                                   63,194
           112,137  FNMA, 6.50%, 12/1/29                                 115,291
            33,303  FNMA, 7.00%, 3/1/30                                   34,507
             9,818  FNMA, 7.00%, 5/1/30                                   10,167
            14,086  FNMA, 8.00%, 7/1/30                                   15,051
            18,105  FNMA, 7.50%, 9/1/30                                   18,960
            94,985  FNMA, 7.00%, 9/1/31                                   98,358
            49,981  FNMA, 6.50%, 1/1/32                                   51,299
           288,877  FNMA, 7.00%, 6/1/32                                  298,932
            73,714  FNMA, 6.50%, 8/1/32                                   75,658
           489,503  FNMA, 6.50%, 11/1/32                                 502,201
           421,716  FNMA, 5.50%, 6/1/33                                  418,729
         5,232,458  FNMA, 5.50%, 7/1/33                                5,195,395
           273,915  FNMA, 5.50%, 8/1/33                                  271,975
         3,539,181  FNMA, 5.00%, 11/1/33                               3,451,224
         3,288,250  FNMA, 5.50%, 1/1/34                                3,264,959
         5,776,000  FNMA, 5.00%, settlement
                    date 3/13/06(6)                                    5,611,741
         1,090,200  FNMA, 5.00%, settlement
                    date 3/16/06(6)                                    1,075,891
         2,715,000  FNMA, 5.50%, settlement
                    date 3/13/06(6)                                    2,690,397
         2,728,000  FNMA, 5.50%, settlement
                    date 3/16/06(6)                                    2,740,789
         3,153,000  FNMA, 6.00%, settlement
                    date 3/13/06(6)                                    3,182,559
         7,967,000  FNMA, 6.00%, settlement
                    date 4/12/06(6)                                    8,034,225
         3,255,356  FNMA, 6.50%, settlement
                    date 4/12/06(6)                                    3,330,636
             3,298  GNMA, 7.50%, 10/15/25                                  3,475
            57,509  GNMA, 6.00%, 3/15/26                                  58,770
            13,457  GNMA, 7.00%, 12/15/27                                 14,075
            21,748  GNMA, 6.50%, 2/15/28                                  22,729

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
            30,313  GNMA, 6.50%, 3/15/28                                  31,680
            19,750  GNMA, 7.00%, 8/15/29                                  20,641
             7,609  GNMA, 7.50%, 5/15/30                                   7,998
           108,195  GNMA, 7.00%, 5/15/31                                 113,067
           394,964  GNMA, 5.50%, 11/15/32                                396,535
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES                                            47,125,003
(Cost $47,276,112)                                               ---------------

COLLATERALIZED MORTGAGE
OBLIGATIONS(5) - 3.0%
         5,423,327  Banc of America Commercial
                    Mortgage Inc. STRIPS - COUPON,
                    Series 2004-1, Class XP, VRN,
                    0.73%, 3/1/06                                        123,890
           879,265  Banc of America Large Loan,
                    Series 2005 MIB1, Class A1, VRN,
                    4.72%, 3/15/06, resets monthly
                    off the 1-month LIBOR plus
                    0.15% with no caps (Acquired
                    11/18/05, Cost $879,265)(3)                          879,525
         2,000,000  Bank of America Mortgage
                    Securities, Series 2004 F, Class
                    2A5, VRN, 4.16%, 3/1/06                            1,933,131
         1,350,000  Bear Stearns Adjustable Rate
                    Mortgage Trust, Series 2005-4,
                    Class 2A2, 4.57%, 8/25/35                          1,305,739
         9,000,000  Bear Stearns Commercial
                    Mortgage Securities STRIPS -
                    COUPON, Series 2004 T16, Class
                    X2, VRN, 0.81%, 3/1/06                               312,903
           109,611  Citigroup Commercial Mortgage
                    Trust, Series 2004 FL1, Class A1,
                    VRN, 4.70%, 3/15/06, resets
                    monthly off the 1-month LIBOR
                    plus 0.13% with no caps
                    (Acquired 8/19/04-9/30/04,
                    Cost $109,615)(3)                                    109,690
         4,134,826  Commercial Mortgage Acceptance
                    Corp. STRIPS - COUPON, Series
                    1998 C2, Class X, VRN,
                    0.74%, 3/1/06                                        129,391
           479,625  Commercial Mortgage
                    Pass-Through Certificates, Series
                    2005 F10A, Class A1, VRN, 4.67%,
                    3/15/06, resets monthly off the
                    1-month LIBOR plus 0.10% with
                    no caps (Acquired 3/18/05,
                    Cost $479,625)(3)                                    479,872
         1,999,376  Commercial Mortgage
                    Pass-Through Certificates, Series
                    2005 FL11, Class A1, VRN, 4.72%,
                    3/15/06, resets monthly off the
                    1-month LIBOR plus 0.15% with
                    no caps (Acquired 11/18/05,
                    Cost $1,999,376)(3)                                2,000,488
         6,654,850  FHLMC, Series 2541, Class EA,
                    5.00%, 3/1/16                                      6,637,341
         1,812,985  FHLMC, Series 2900, Class PA,
                    4.50%, 3/15/14                                     1,796,794
         1,134,642  FHLMC, Series 2937, Class KA,
                    4.50%, 12/15/14                                    1,124,311
           329,689  FNMA, Series 2003-52, Class KF
                    SEQ, VRN, 4.98%, 3/25/06,
                    resets monthly off the 1-month
                    LIBOR plus 0.40% with
                    a cap of 7.50%                                       331,580
           215,862  GMAC Commercial Mortgage
                    Securities, Inc., Series 2002 C2,
                    Class A1 SEQ, 4.32%, 10/15/38                        214,992
         1,650,000  GMAC Commercial Mortgage
                    Securities, Inc., Series 2005 C1,
                    Class A2 SEQ, 4.47%, 5/10/43                       1,608,336
         1,960,000  Greenwich Capital Commercial
                    Funding Corp., Series 2005 GG5,
                    Class A5, 5.22%, 4/10/37                           1,950,978
         1,300,000  LB-UBS Commercial Mortgage
                    Trust, Series 2003 C5, Class A2
                    SEQ, 3.48%, 7/15/27                                1,252,194
         2,500,000  LB-UBS Commercial Mortgage
                    Trust, Series 2004 C4, Class A2,
                    VRN, 4.57%, 3/13/06                                2,460,923
         1,400,000  LB-UBS Commercial Mortgage
                    Trust, Series 2005 C3, Class A3,
                    SEQ, 4.65%, 7/30/30                                1,357,920
         1,940,000  LB-UBS Commercial Mortgage
                    Trust, Series 2005 C3, Class A5
                    SEQ, 4.74%, 7/15/30                                1,865,326
         3,350,000  LB-UBS Commercial Mortgage
                    Trust, Series 2006 C1, Class A4
                    SEQ, 5.16%, 2/15/31                                3,317,025

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
           784,425  Lehman Brothers Floating Rate
                    Commercial Mortgage Trust,
                    Series 2005 LLFA, Class A1, VRN,
                    4.67%, 3/15/06, resets monthly
                    off the 1-month LIBOR plus
                    0.10% with no caps (Acquired
                    7/25/05, Cost $784,425)(3)                           784,870
            51,597  MASTR Alternative Loans Trust,
                    Series 2003-8, Class 4A1, 7.00%,
                    12/25/33                                              51,781
           697,873  Wachovia Bank Commercial
                    Mortgage Trust, Series 2005
                    WL5A, Class A1, VRN, 4.67%,
                    3/15/06, resets monthly off the
                    1-month LIBOR plus 0.10% with
                    no caps (Acquired 3/24/05,
                    Cost $697,873)(3)                                    698,272
         1,000,000  Washington Mutual, Inc., Series
                    2004 AR4, Class A6, 3.81%,
                    6/25/34                                              957,277
           900,000  Washington Mutual, Inc., Series
                    2004 AR9, Class A6, 4.28%,
                    8/25/34                                              871,215
         1,300,000  Washington Mutual, Inc., Series
                    2004 AR9, Class A7, VRN,
                    4.18%, 3/1/06                                      1,258,803
           559,430  Washington Mutual, Inc., Series
                    2005 AR11, Class A1C1, VRN,
                    4.78%, 3/25/06, resets monthly
                    off the 1-month LIBOR plus
                    0.20% with a cap of 10.50%                           558,992
                                                                 ---------------
TOTAL COLLATERALIZED
MORTGAGE OBLIGATIONS                                                  36,373,559
(Cost $36,701,836)                                               ---------------

U.S. GOVERNMENT AGENCY SECURITIES - 2.3%
         3,550,000  FHLB, 4.625%, 2/1/08                               3,533,283
           940,000  FHLMC, 4.90%, 11/3/08                                934,070
         2,600,000  FHLMC, 6.625%, 9/15/09                             2,742,035
         3,900,000  FHLMC, 7.00%, 3/15/10                              4,195,974
         2,240,000  FNMA, 5.25%, 4/15/07                               2,247,724
         2,480,000  FNMA, 2.50%, 6/15/08                               2,353,185
         1,300,000  FNMA, 4.50%, 10/15/08                              1,287,439
         2,460,000  FNMA, 6.00%, 5/15/11                               2,577,384
         1,300,000  FNMA, 6.125%, 3/15/12                              1,379,967
         4,950,000  FNMA, 5.80%, 2/9/26                                4,969,524
         1,650,000  FNMA, 6.625%, 11/15/30                             2,045,446
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES                               28,266,031
(Cost $28,437,721)                                               ---------------

U.S. TREASURY SECURITIES - 1.9%
         3,690,000  U.S. Treasury Bonds,
                    8.125%, 8/15/19                                    4,939,124
           650,000  U.S. Treasury Bonds,
                    8.00%, 11/15/21                                      885,778
         2,800,000  U.S. Treasury Bonds,
                    6.25%, 8/15/23                                     3,311,658
           400,000  U.S. Treasury Bonds,
                    6.125%, 11/15/27                                     478,344
         1,967,000  U.S. Treasury Bonds,
                    6.25%, 5/15/30                                     2,423,637
           270,000  U.S. Treasury Bonds,
                    5.375%, 2/15/31                                      300,639
         1,700,000  U.S. Treasury Bonds,
                    4.50%, 2/15/36                                     1,699,602
         4,060,000  U.S. Treasury Notes,
                    4.25%, 10/15/10                                    3,998,308
           500,000  U.S. Treasury Notes,
                    4.50%, 11/15/10                                      497,540
         4,840,000  U.S. Treasury Notes,
                    4.50%, 11/15/15                                    4,806,730
                                                                 ---------------
TOTAL U.S. TREASURY SECURITIES                                        23,341,360
(Cost $23,232,103)                                               ---------------

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
COMMERCIAL PAPER(7) - 1.3%
         1,250,000  Alcon Capital Corp., 4.55%,
                    4/24/06 (Acquired 2/22/06, Cost
                    $1,240,373)(3)                                     1,241,326
         1,250,000  Allied Irish Banks N.A., 4.50%,
                    3/20/06 (Acquired 2/22/06, Cost
                    $1,245,942)(3)                                     1,247,003
         1,250,000  Amsterdam Funding Corp., 4.55%,
                    4/3/06 (Acquired 2/22/06, Cost
                    $1,243,681)(3)                                     1,244,709
         1,250,000  Bank of New York Co., Inc. (The),
                    4.47%, 3/21/06                                     1,246,846
         1,250,000  Canadian Imperial Holdings,
                    4.55%, 4/12/06                                     1,243,278
         1,250,000  First Data Corp., 4.51%, 3/7/06                    1,249,054
         1,250,000  Gannett Co., Inc., 4.47%, 3/22/06
                    (Acquired 2/8/06, Cost
                    $1,243,481)(3)                                     1,246,690
         1,250,000  General Electric Co.,
                    4.49%, 3/29/06                                     1,245,593
         1,250,000  HBOS Treasury Services plc,
                    4.61%, 5/8/06                                      1,238,976
         1,250,000  John Deere Capital Corp., 4.53%,
                    3/14/06 (Acquired 2/8/06, Cost
                    $1,244,652)(3)                                     1,247,856
         1,250,000  Korea Development Bank,
                    4.52%, 3/1/06                                      1,250,000
         1,250,000  Legacy Capital LLC, 4.56%,
                    4/6/06 (Acquired 2/9/06, Cost
                    $1,241,133)(3)                                     1,244,218
         1,250,000  Paradigm Funding LLC, 4.53%,
                    3/15/06 (Acquired 2/16/06, Cost
                    $1,245,753)(3)                                     1,247,764
                                                                 ---------------
TOTAL COMMERCIAL PAPER                                                16,193,313
(Cost $16,194,164)                                               ---------------

ASSET-BACKED SECURITIES(5) - 1.1%
            11,152  ABSC Net Interest Margin,
                    Series 2004 HE5, Class A1,
                    5.00%, 8/27/34 (Acquired
                    6/22/04, Cost $13,213)(3)                             11,117
           779,000  Ameriquest Mortgage Securities
                    Inc., Series 2006 R1, Class A2A,
                    VRN, 4.65%, 3/25/06, resets
                    monthly off the 1-month LIBOR
                    plus 0.08% with no caps                              779,000
             5,358  AQ Finance Net Interest Margin,
                    Series 2004 RN5, Class A, 5.19%,
                    6/29/34 (Acquired 6/24/04,
                    Cost $5,358)(3)                                        5,337
            14,226  Argent Net Interest Margin,
                    Series 2004 WN9, Class A, 5.19%,
                    10/25/34 (Acquired 9/9/04,
                    Cost $14,226)(3)                                      14,213
             3,501  Argent Net Interest Margin,
                    Series 2004 WN10, Class A,
                    4.21%, 11/25/34 (Acquired
                    10/19/04, Cost $3,501)(3)                              3,501
             7,997  Asset Backed Funding Corp. Net
                    Interest Margin, Series 2004
                    OPT4, Class N1, 4.45%, 5/26/34                         7,979
         1,500,000  Capital One Prime Auto
                    Receivables Trust, Series 2004-2,
                    Class A4, VRN, 4.63%, 3/15/06,
                    resets monthly off the 1-month
                    LIBOR plus 0.06% with no caps                      1,501,881
         1,450,000  CNH Equipment Trust, Series
                    2004 A, Class A3A, VRN, 4.64%,
                    3/15/06, resets monthly off the
                    1-month LIBOR plus 0.07% with
                    no caps                                            1,451,350
             8,586  Countrywide Asset-Backed
                    Certificates, Series 2004-5N,
                    Class N1, 5.50%, 10/25/35                              8,574
            12,775  Countrywide Asset-Backed
                    Certificates, Series 2004-11N,
                    Class N, 5.25%, 4/25/36
                    (Acquired 10/27/04,
                    Cost $12,768)(3)                                      12,736
         1,006,260  Countrywide Asset-Backed
                    Certificates, Series 2005-7, Class
                    3AV1, VRN, 4.70%, 3/25/06,
                    resets monthly off the 1-month
                    LIBOR plus 0.12% with no caps                      1,006,851
           782,889  Countrywide Asset-Backed
                    Certificates, Series 2005-8, Class
                    2A1, VRN, 4.71%, 3/25/06,
                    resets monthly off the 1-month
                    LIBOR plus 0.13% with no caps                        783,404

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
           431,211  First Franklin Mortgage Loan
                    Asset Backed Certificates, Series
                    2005 FF4, Class 2A1, VRN, 4.66%,
                    3/25/06, resets monthly off the
                    1-month LIBOR plus 0.08% with
                    no caps                                              431,512
            11,303  GSAMP Net Interest Margin,
                    Series 2004, Class N1, 5.50%,
                    9/25/34 (Acquired 9/20/04,
                    Cost $11,308)(3)                                      11,307
             9,053  Long Beach Asset Holdings Corp.,
                    Series 2004-5, Class C and P,
                    5.00%, 9/25/34 (Acquired
                    9/15/04, Cost $9,073)(3)                               9,037
            59,197  Long Beach Asset Holdings Corp.,
                    Series 2005-1, Class N1, 4.12%,
                    2/25/35 (Acquired 1/19/05,
                    Cost $59,197)(3)                                      59,057
         1,080,000  Long Beach Mortgage Loan Trust,
                    Series 2006-2, Class 2A1, VRN,
                    4.74%, 4/25/06, resets monthly
                    off the 1-month LIBOR plus
                    0.07% with no caps(6)                              1,080,000
           613,839  NovaStar Home Equity Loan,
                    Series 2005-1, Class A2A, VRN,
                    4.70%, 3/27/06, resets monthly
                    off the 1-month LIBOR plus
                    0.12% with a cap of 11.00%                           614,334
         3,573,055  NovaStar Home Equity Loan,
                    Series 2005-4, Class A2A, VRN,
                    4.67%, 3/27/06, resets monthly
                    off the 1-month LIBOR plus
                    0.09% with a cap of 11.00%                         3,575,439
           205,279  Residential Asset Mortgage
                    Products Inc., Series 2004 RS10,
                    Class AII1, VRN, 4.75%, 3/27/06,
                    resets monthly off the 1-month
                    LIBOR plus 0.17% with a cap
                    of 14.00%                                            205,433
           120,000  Residential Asset Securities Corp.,
                    Series 2004 KS2, Class MI1,
                    4.71%, 3/25/34                                       115,979
            17,679  Sail Net Interest Margin Notes,
                    Series 2004-8A, Class A, 5.00%,
                    9/27/34 (Acquired 9/13/04,
                    Cost $17,718)(3)                                      17,634
             6,418  Sail Net Interest Margin Notes,
                    Series 2004 BNCA, Class A,
                    5.00%, 9/27/34 (Acquired
                    8/5/04, Cost $6,409)(3)                                6,415
             1,305  Sharps SP I LLC Net Interest
                    Margin Trust, Series 2004 OP1N,
                    Class NA, 5.19%, 4/25/34
                    (Acquired 6/9/04, Cost $1,305)(3)                      1,305
         1,260,000  SLM Student Loan Trust, Series
                    2006-2, Class A1, VRN, 4.67%,
                    4/25/06, resets quarterly off the
                    3-month LIBOR minus 0.03%
                    with no caps                                       1,259,407
                                                                 ---------------
TOTAL ASSET-BACKED SECURITIES                                         12,972,802
(Cost $12,970,111)                                               ---------------

ZERO-COUPON U.S. GOVERNMENT
AGENCY SECURITIES(8) - 0.1%
         1,500,000  FHLMC STRIPS - COUPON,
                    3.75%, 3/14/06                                     1,497,411
                                                                 ---------------
(Cost $1,498,020)

MUNICIPAL SECURITIES - 0.1%
           300,000  Illinois GO, (Taxable Pension),
                    5.10%, 6/1/33                                        293,193
           340,000  Orange County Housing Finance
                    Auth. Rev., Series 2002 B,
                    (Millenia), VRDN, 4.58%, 3/1/06
                    (LOC: Keybank N.A.)                                  340,000
           400,000  Utah Housing Corp. Rev., Series
                    2004 B, (Tanglewood), VRDN,
                    4.61%, 3/1/06 (LOC:
                    Citibank N.A.)                                       400,000
                                                                 ---------------
TOTAL MUNICIPAL SECURITIES                                             1,033,193
(Cost $1,040,919)                                                ---------------

SOVEREIGN GOVERNMENTS & AGENCIES - 0.1%
           400,000  Province of Quebec,
                    5.00%, 7/17/09                                       399,891

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
           430,000  Republic of Italy, 4.00%, 6/16/08                    421,019
                                                                 ---------------
TOTAL SOVEREIGN GOVERNMENTS & AGENCIES                                   820,910
(Cost $837,838)                                                  ---------------

TEMPORARY CASH INVESTMENTS - 4.6%
Repurchase Agreement, Bank of America
Securities, LLC, (collateralized by various U.S.
Treasury obligations, 4.375% - 4.75%, 11/15/08,
valued at $57,900,603), in a joint trading
account at 4.48%, dated 2/28/06, due 3/1/06
(Delivery value $56,707,056)(9)                                       56,700,000
                                                                 ---------------
(Cost $56,700,000)

TOTAL INVESTMENT SECURITIES - 102.3%                               1,248,157,083
                                                                 ---------------
(Cost $1,081,306,525)

OTHER ASSETS AND LIABILITIES - (2.3)%                               (28,057,529)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                         $1,220,099,554
                                                                 ===============

FUTURES CONTRACTS*
                                 Expiration       Underlying Face    Unrealized
Contracts Purchased              Date             Amount at Value    Gain (Loss)
--------------------------------------------------------------------------------
37 U.S. Treasury 10-Year Notes   June 2006          $3,992,531         $11,768
16 U.S. Treasury 2-Year Notes    June 2006           3,270,000           2,714
                                                 -------------------------------
                                                    $7,262,531         $14,482
                                                 ===============================

                                 Expiration       Underlying Face    Unrealized
Contracts Sold                   Date             Amount at Value    Gain (Loss)
--------------------------------------------------------------------------------
82 U.S. Treasury 5-Year Notes    June 2006          $8,625,375        $(17,391)
                                                 ===============================

*FUTURES CONTRACTS typically are based on an index or specific securities and tend to track the performance of the index or specific securities while remaining very liquid (easy to buy and sell). By investing its cash assets in futures, the fund has increased exposure to certain markets while maintaining easy access to cash. By selling futures, the fund hedges its investments against price fluctuations.

NOTES TO SCHEDULE OF INVESTMENTS
ABSC = Asset-Backed Securities Corp.
ADR = American Depositary Receipt
CVA = Certificaten Van Aandelen
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GDR = Global Depositary Receipt
GMAC = General Motors Acceptance Corporation
GNMA = Government National Mortgage Association
GO = General Obligation
GSAMP = Goldman Sachs Mortgage Pass-through
LB-UBS = Lehman Brothers Inc. - UBS AG
LIBOR = London Interbank Offered Rate
LOC = Letter of Credit

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
MASTR = Mortgage Asset Securitization Transactions, Inc.
ORD = Foreign Ordinary Share
resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.
SDR = Swedish Depositary Receipt
SEQ = Sequential Payer
STRIPS = Separate Trading of Registered Interest and Principal of Securities
TRACERS(reg.sm) = Traded Custody Receipts(reg.sm). Rate indicated is the weighted-average coupon of the underlying securities held.
TRAINS(reg.sm) = Target Return Index Securities(reg.sm). Rate indicated is the weighted average coupon of the underlying securities held.
VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective February 28, 2006.
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective February 28, 2006.
(1) Non-income producing.
(2) Category is less than 0.05% of total net assets.
(3) Security was purchased under Rule 144A or Section 4(2) of the Securities
    Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at February 28,
    2006, was $28,344,468, which represented 2.3% of total net assets.
(4) Step-coupon security. These securities are issued with a zero-coupon and become interest bearing at a predetermined rate and date and are issued at a substantial discount from their value at maturity. Rate shown is effective
    February 28, 2006.
(5) Final maturity indicated, unless otherwise noted.
(6) Forward commitment or when-issued security.
(7) The rate indicated is the yield to maturity at purchase.
(8) The rate indicated is the yield to maturity at purchase. These securities are issued at a substantial discount from their value at maturity.
(9) Security, or a portion thereof, has been segregated for a forward commitment, futures contract and/or when-issued security.

STRATEGIC ALLOCATION: AGGRESSIVE - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of February 28, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                  $1,091,626,193
                                                                 ===============
Gross tax appreciation of investments                            $  167,544,298
Gross tax depreciation of investments                               (11,013,408)
                                                                 ---------------
Net tax appreciation of investments                              $  156,530,890
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
NEWTON(reg.sm) FUND
FEBRUARY 28, 2006

[american century investments logo and text logo]

NEWTON - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 96.6%
AIR FREIGHT & LOGISTICS - 0.7%
             1,001  Ryder System, Inc.                             $      44,384
                                                                 ---------------
AIRLINES - 0.7%
             2,626  AirTran Holdings, Inc.(1)                             46,690
                                                                 ---------------
AUTO COMPONENTS - 1.7%
             4,685  China Automotive Systems Inc.(1)                      59,828
            10,440  Quantum Fuel Systems
                    Technologies Worldwide Inc.(1)                        47,293
                                                                 ---------------
                                                                         107,121
                                                                 ---------------
BIOTECHNOLOGY - 13.6%
            18,110  AVI BioPharma, Inc.(1)                               138,541
            17,916  CancerVax Corp.(1)                                    46,402
            39,570  CytRx Corp.(1)                                        53,815
             7,192  Diversa Corp.(1)                                      56,889
            10,206  Harvard Bioscience Inc.(1)                            50,928
             4,064  Human Genome Sciences, Inc.(1)                        50,881
            16,821  Immunomedics Inc.(1)                                  48,444
            15,189  Indevus Pharmaceuticals, Inc.(1)                      91,742
            22,459  Insmed Inc.(1)                                        55,474
            10,553  Metabasis Therapeutics, Inc.(1)                       97,615
             3,164  NPS Pharmaceuticals Inc.(1)                           48,536
             8,984  Orthologic Corp.(1)                                   52,017
            12,894  Palatin Technologies Inc.(1)                          38,682
            12,435  Xenogen Corp.(1)                                      50,113
                                                                 ---------------
                                                                         880,079
                                                                 ---------------
CHEMICALS - 1.5%
             1,978  ADA-ES, Inc.(1)                                       44,643
            13,148  ICO Inc.(1)                                           54,302
                                                                 ---------------
                                                                          98,945
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 0.9%
            11,473  Arrowhead Research Corp.(1)                           56,218
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 7.8%
             7,049  Airspan Networks Inc.(1)                              43,351
            34,624  Avanex Corp.(1)                                       49,166
             3,920  Avaya Inc.(1)                                         43,590
             6,365  EFJ Inc.(1)                                           73,834
            15,927  JDS Uniphase Corp.(1)                                 48,418
            18,182  MRV Communications Inc.(1)                            53,273
            25,389  Network Engines Inc.(1)                               55,345
            10,848  Sirenza Microdevices, Inc.(1)                         87,653
            10,673  Terabeam, Inc.(1)                                     50,377
                                                                 ---------------
                                                                         505,007
                                                                 ---------------

NEWTON - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS - 2.6%
            25,642  Cray Inc.(1)                                          50,258
             2,680  Electronics for Imaging, Inc.(1)                      71,878
            11,253  Innovex Inc.(1)                                       48,275
                                                                 ---------------
                                                                         170,411
                                                                 ---------------
DIVERSIFIED - 0.7%
             1,642  China Fund Inc.(1)                                    48,406
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 0.7%
             1,842  Australian Stock
                    Exchange Ltd. ORD                                     44,419
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 0.9%
             6,482  Broadwing Corp.(1)                                    58,079
                                                                 ---------------
ELECTRICAL EQUIPMENT - 3.1%
             4,708  Encore Wire Corp.(1)                                 146,843
            12,868  Magnetek Inc.(1)                                      51,472
                                                                 ---------------
                                                                         198,315
                                                                 ---------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 6.9%
             3,923  Aeroflex Inc.(1)                                      50,999
             9,806  Cherokee International Corp.(1)                       50,305
               323  Inficon Holding AG ORD(1)                             43,574
             9,487  Intelli-Check, Inc.(1)                                55,119
            13,998  Mechanical Technology Inc.(1)                         51,653
            25,181  Pemstar Inc.(1)                                       58,168
             4,186  Planar Systems Inc.(1)                                65,050
             7,474  Research Frontiers Inc.(1)                            31,241
               707  ScanSource, Inc.(1)                                   41,084
                                                                 ---------------
                                                                         447,193
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 1.7%
             1,477  Aker ASA Cl A ORD                                     58,998
             2,054  Compagnie Generale de
                    Geophysique SA ADR                                    52,644
                                                                 ---------------
                                                                         111,642
                                                                 ---------------
FOOD & STAPLES RETAILING - 0.6%
             4,042  Pathmark Stores, Inc.(1)                              40,663
                                                                 ---------------
FOOD PRODUCTS - 0.8%
             6,573  SunOpta Inc.(1)                                       49,495
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 1.5%
             5,226  Biolase Technology Inc.                               40,083

NEWTON - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
             9,240  Encore Medical Corp.(1)                               55,071
                                                                 ---------------
                                                                          95,154
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 2.1%
            20,774  I-Trax Inc.(1)                                        69,801
             3,567  Odyssey HealthCare, Inc.(1)                           67,131
                                                                 ---------------
                                                                         136,932
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 3.8%
            13,495  Bally Total Fitness
                    Holding Corp.(1)                                     107,015
             3,209  CKE Restaurants, Inc.                                 54,585
             6,261  Empire Resorts Inc.(1)                                30,241
             1,568  International Game Technology                         56,087
                                                                 ---------------
                                                                         247,928
                                                                 ---------------
HOUSEHOLD DURABLES - 0.7%
             6,819  Cavalier Homes Inc.(1)                                48,210
                                                                 ---------------
INSURANCE - 1.5%
             3,313  American Equity Investment Life
                    Holding Co.                                           44,361
             2,897  Covanta Holding Corp.(1)                              50,263
                                                                 ---------------
                                                                          94,624
                                                                 ---------------
INTERNET & CATALOG RETAIL - 0.7%
             1,000  Belluna Co. Ltd. ORD                                  44,846
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 5.2%
             5,334  Ariba, Inc.(1)                                        54,407
             4,684  China Technology Development
                    Group Corp.(1)                                        39,065
            16,422  Chordiant Software Inc.(1)                            54,357
             2,073  Cryptologic Inc.                                      52,343
            12,078  Innodata Isogen Inc.(1)                               37,200
             7,262  Interwoven Inc.(1)                                    63,179
             5,398  Intraware Inc.(1)                                     34,007
                                                                 ---------------
                                                                         334,558
                                                                 ---------------
IT SERVICES - 2.2%
            10,194  Gartner Inc.(1)                                      143,532
                                                                 ---------------
MACHINERY - 1.9%
             2,444  Singulus Technologies ORD(1)                          47,267
             1,554  Tennant Co.                                           72,572
                                                                 ---------------
                                                                         119,839
                                                                 ---------------
MEDIA - 2.4%
            11,509  Knology Inc.(1)                                       58,236
             1,788  Thomas Nelson Inc.                                    52,299

NEWTON - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
             1,374  Univision Communications Inc.
                    Cl A(1)                                               45,960
                                                                 ---------------
                                                                         156,495
                                                                 ---------------
METALS & MINING - 9.8%
             4,091  Agnico-Eagle Mines Ltd. New
                    York Shares                                          104,893
             4,182  AK Steel Holding Corp.(1)                             46,420
             2,362  Brush Engineered
                    Materials Inc.(1)                                     41,122
            10,259  Coeur d'Alene Mines
                    Corporation(1)                                        56,835
             4,382  Gold Fields Limited ADR                               97,412
             6,069  Harmony Gold Mining Co.
                    Limited ADR(1)                                        84,905
             5,018  Kinross Gold Corp.
                    New York Shares(1)                                    46,166
             7,354  Minefinders Corp.(1)                                  59,494
               823  Newmont Mining Corporation                            43,553
             2,757  Universal Stainless & Alloy(1)                        53,596
                                                                 ---------------
                                                                         634,396
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 2.2%
             5,860  Exploration Company of
                    Delaware, Inc. (The)(1)                               57,955
             3,503  Georesources Inc.(1)                                  36,396
             2,701  Pacific Ethanol Inc.(1)                               50,779
                                                                 ---------------
                                                                         145,130
                                                                 ---------------
PERSONAL PRODUCTS - 0.6%
             6,418  Integrated Biopharma Inc.(1)                          38,508
                                                                 ---------------
PHARMACEUTICALS - 2.4%
            11,171  Depomed Inc.(1)                                       73,170
             1,280  Par Pharmaceutical
                    Companies Inc.(1)                                     38,067
            11,088  Zila Inc.(1)                                          41,469
                                                                 ---------------
                                                                         152,706
                                                                 ---------------
REAL ESTATE - 0.8%
             1,209  American Real Estate
                    Partners L.P.(1)                                      52,096
                                                                 ---------------
ROAD & RAIL - 0.8%
             1,858  SCS Transportation, Inc.(1)                           50,222
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT - 4.2%
             7,001  Axcelis Technologies Inc.(1)                          48,377
             4,448  Cambridge Display
                    Technology Inc.(1)                                    41,589
             5,348  MIPS Technologies Inc. Cl A(1)                        44,923
             7,652  Monolithic System
                    Technology Inc.(1)                                    55,324
             3,418  Nanometrics Inc.(1)                                   45,391
             5,481  Neomagic Corp.(1)                                     37,545
                                                                 ---------------
                                                                         273,149
                                                                 ---------------
SOFTWARE - 6.8%
            21,003  AXS-One Inc.(1)                                       53,558

NEWTON - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
            10,792  Callidus Software Inc.(1)                             43,168
             4,204  Mentor Graphics Corp.(1)                              47,211
             9,661  Onyx Software Corp.(1)                                37,678
             5,879  Opsware Inc.(1)                                       46,268
             4,255  ORC Software AB ORD                                   37,114
             3,303  RSA Security Inc.(1)                                  48,488
             8,591  Smith Micro Software Inc.(1)                          77,061
             4,470  Temenos Group AG ORD(1)                               46,674
                                                                 ---------------
                                                                         437,220
                                                                 ---------------
SPECIALTY RETAIL - 1.1%
             9,013  Tweeter Home Entertainment
                    Group, Inc.(1)                                        72,465
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 1.0%
               447  Hallwood Group Inc.(1)                                66,603
                                                                 ---------------
TOTAL COMMON STOCKS                                                    6,251,680
(Cost $5,205,966)                                                ---------------

PREFERRED STOCKS - 0.7%
WIRELESS TELECOMMUNICATION
SERVICES - 0.7%
             9,596  Telesp Celular Participacoes
                    SA ADR                                                47,500
                                                                 ---------------
(Cost $47,011)

TEMPORARY CASH INVESTMENTS - 1.5%
Repurchase Agreement, Bank of America
Securities, LLC, (collateralized by various U.S.
Treasury obligations, 4.375% - 4.75%,
11/15/08, valued at $102,117), in a joint trading
account at 4.48%, dated 2/28/06,
due 3/1/06 (Delivery value $100,012)                                     100,000
                                                                 ---------------
(Cost $100,000)

TOTAL INVESTMENT SECURITIES - 98.8%                                    6,399,180
                                                                 ---------------
(Cost $5,352,977)

OTHER ASSETS AND LIABILITIES - 1.2%                                       74,208
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $   6,473,388
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
ORD = Foreign Ordinary Share
(1) Non-income producing.

NEWTON - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of February 28, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                      $5,359,009
                                                                 ===============
Gross tax appreciation of investments                                $1,172,116
Gross tax depreciation of investments                                  (131,945)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                   $1,040,171
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)  The  registrant's  principal  executive  officer  and  principal  financial officer  have  concluded  that the  registrant's  disclosure  controls  and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
     1940)  are  effective  based on their  evaluation  of  these  controls  and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the  registrant's  internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment  Company Act of
     1940) that occurred during the  registrant's  last fiscal quarter that have materially  affected,  or are reasonably likely to materially  affect,  the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate  certifications  by the registrant's  principal  executive  officer and principal  financial officer,  pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a)  under the  Investment  Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS, INC.

By:      /s/  William M. Lyons
         -------------------------------------------------------
         Name:      William M. Lyons
         Title:     President

Date:    April 21, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:      /s/  William M. Lyons
         -------------------------------------------------------
         Name:      William M. Lyons
         Title:     President
                    (principal executive officer)

Date:    April 21, 2006

By:      /s/  Maryanne L. Roepke
         -------------------------------------------------------
         Name:      Maryanne L. Roepke
         Title:     Sr. Vice President, Treasurer, and
                    Chief Financial Officer
                    (principal financial officer)

Date:    April 21, 2006